UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

Certified Shareholder Report of

Registered Management Investment Companies

Investment Company Act File Number: 811-04694

The American Funds Tax-Exempt Series II

(Exact Name of Registrant as Specified in Charter)

333 South Hope Street

Los Angeles, California 90071

(Address of Principal Executive Offices)

Registrant's telephone number, including area code: (213) 486-9200

Date of fiscal year end: July 31

Date of reporting period: January 31, 2014

Courtney R. Taylor

The American Funds Tax-Exempt Series II

333 South Hope Street

Los Angeles, California 90071

(Name and Address of Agent for Service)

Copies to:

Michael Glazer

Bingham McCutchen LLP

355 South Grand Avenue, Suite 4400

Los Angeles, California 90071

(Counsel for the Registrant)

ITEM 1 – Reports to Stockholders

American Funds Short-Term Tax-Exempt Bond Fund®
Limited Term Tax-Exempt Bond Fund of America®
The Tax-Exempt Bond Fund of America®
American High-Income Municipal Bond Fund®
The Tax-Exempt Fund of California®
American Funds Tax-Exempt Fund of New York®

Semi-annual reports for the six months ended January 31, 2014

American Funds Short-Term Tax-Exempt Bond Fund seeks to provide current income exempt from regular federal income tax, consistent with the maturity and quality standards described in the prospectus, and to preserve capital.

Limited Term Tax-Exempt Bond Fund of America seeks to provide current income exempt from regular federal income tax, consistent with the maturity and quality standards described in the prospectus, and to preserve capital.

The Tax-Exempt Bond Fund of America seeks to provide a high level of current income exempt from federal income tax, consistent with preservation of capital.

American High-Income Municipal Bond Fund seeks to provide a high level of current income exempt from regular federal income tax.

The Tax-Exempt Fund of California seeks to provide a high level of current income exempt from regular federal and California state income taxes, with a secondary objective of preservation of capital.

American Funds Tax-Exempt Fund of New York seeks to provide a high level of current income exempt from regular federal, New York state and New York City income taxes, with a secondary objective of preservation of capital.

Each fund is one of more than 40 offered by one of the nation’s largest mutual fund families, American Funds, from Capital Group. For more than 80 years, Capital has invested with a long-term focus based on thorough research and attention to risk.

Fund results shown in this report, unless otherwise indicated, are for Class A shares at net asset value. If a sales charge had been deducted (maximum 2.50% for American Funds Short-Term Tax-Exempt Bond Fund and Limited Term Tax-Exempt Bond Fund of America; 3.75% for The Tax-Exempt Bond Fund of America, American High-Income Municipal Bond Fund, The Tax-Exempt Fund of California and American Funds Tax-Exempt Fund of New York), the results would have been lower. Results are for past periods and are not predictive of results for future periods. Current and future results may be lower or higher than those shown. Share prices and returns will vary, so investors may lose money. Investing for short periods makes losses more likely. Investments are not FDIC-insured, nor are they deposits of or guaranteed by a bank or any other entity, so they may lose value. For current information and month-end results, visit americanfunds.com.

Here are the total returns on a $1,000 investment with all distributions reinvested for periods ended December 31, 2013 (the most recent calendar quarter-end) and the total annual fund operating expense ratios as of the prospectus dated October 1, 2013:

	Cumulative	Average annual
	total returns	total returns		Gross
Class A shares	1 year	5 years	10 years/Lifetime*	expense ratios

Reflecting 2.50% maximum sales charge
American Funds Short-Term Tax-Exempt Bond Fund	-2.06%	0.89%	1.47%	0.59%
Limited Term Tax-Exempt Bond Fund of America	-2.65	4.27	3.10	0.60

Reflecting 3.75% maximum sales charge
The Tax-Exempt Bond Fund of America	-6.36	5.75	3.51	0.55
American High-Income Municipal Bond Fund	-7.03	8.60	3.58	0.69
The Tax-Exempt Fund of California	-5.98	7.45	3.72	0.63
American Funds Tax-Exempt Fund of New York	-7.91	—	2.08	0.66

*	Applicable only to American Funds Tax-Exempt Fund of New York,which began operations on 11/1/10. All other funds reflect 10-year results.

For other share class results, visit americanfunds.com.

The five- and 10-year investment results for American Funds Short-Term Tax-Exempt Bond Fund include the fund’s results as a money market fund through the date of its conversion (August 7, 2009) to a short-term tax-exempt bond fund, and therefore are not representative of the fund’s results had it operated as a short-term tax-exempt bond fund for the full term of those periods. Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, investment results reflect fee waivers (and expense reimbursements for American Funds Short-Term Tax-Exempt Bond Fund and American Funds Tax-Exempt Fund of New York), without which results would have been lower. The investment adviser is currently reimbursing a portion of other expenses for American Funds Tax-Exempt Fund of New York. This reimbursement will be in effect through at least September 30, 2014, unless modified or terminated by the fund’s board. The adviser may elect at its discretion to extend, modify or terminate the reimbursement at that time. Visit americanfunds.com for more information.

A summary of each fund’s 30-day yield can be found on page 3.

Fellow investors:

We are pleased to present you with this semi-annual report for six American Funds municipal bond funds: American Funds Short-Term Tax-Exempt Bond Fund, Limited Term Tax-Exempt Bond Fund of America, The Tax-Exempt Bond Fund of America, American High-Income Municipal Bond Fund, The Tax-Exempt Fund of California and American Funds Tax-Exempt Fund of New York. This report covers results from August 1, 2013, through January 31, 2014, the midpoint of the funds’ current fiscal year.

The municipal bond market rebounded during the six-month period, registering strong returns after a broad selloff in the summer.

Against this backdrop, all of the funds advanced. Total returns ranged from 0.89% for American Funds Short-Term Tax-Exempt Bond Fund to 3.70% for The Tax-Exempt Fund of California. (See pages 4 through 10 for detailed results for each fund.)

Economic and market overview

The period began in the midst of a broad bond market downturn, as investors generally fled municipal bonds along with other fixed-income securities in anticipation of the Federal Reserve reducing its bond purchasing programs. By September, however, a turnaround in the U.S. Treasury market and relatively high yields for many types of municipal bonds helped spark a rally in the municipal market. The Fed delayed its tapering until December, which calmed investors.

Toward the end of the period, equities experienced heightened volatility amid weaker-than-expected economic data and turmoil in emerging markets. Amid these conditions, investors sought the relative safety of municipal securities and other bonds. The Barclays Municipal Bond Index, a broad measure of the investment-grade tax-exempt bond market, recorded a 2.99% gain for the six months. By way of comparison, the Barclays U.S. Aggregate Index, a broad measure of the investment-grade taxable fixed-income market, gained 1.78%. Both indexes are unmanaged and have no expenses.

Furthermore, after strong outflows in municipal bond funds through much of 2013, fund flows generally turned positive in January, which helped bolster the rally.

While Detroit’s bankruptcy and Puerto Rico’s ongoing problems contributed to the relative weakness in the municipal bond market earlier in 2013, investors generally looked beyond such high profile news headlines during the fiscal period. The municipal bond market is vast and diverse, and the challenges faced by Detroit and Puerto Rico have limited bearing on the broader market. In fact, many of the funds had some — albeit modest — exposure to Puerto Rico issuers across a range of sectors, as their bonds offer triple tax-exempt status.

Looking ahead

The U.S. economy appears to be gaining strength, and tax receipts for many states and municipalities are improving. With the overall economic picture brightening, the Fed has indicated that it will continue to reduce its bond buying programs. Given these circumstances, we expect rates to rise over time. The

American Funds Tax-Exempt Funds	1

precise timing of any increase, however, is uncertain. We have maintained a cautious approach to the market and believe the funds are well positioned to serve as potentially attractive sources of income regardless of short-term headwinds.

Despite a rash of unsettling news headlines, the municipal bond market delivered solid gains in recent months, and many types of bonds appear to be fairly valued. We are finding investment opportunities in a number of areas that we believe represent compelling valuations both relative to taxable bonds and compared with historic valuations in the municipal bond market.

We maintain our focus on the long term and base each investment decision on in-depth research of individual bond issuers as well as economic and market conditions. We believe the funds’ results in the most recent six- and 12-month periods speak to the strength of this approach in both rising and declining market environments. As always, we are focused on striking a careful balance between risk and potential return in the funds’ holdings.

We are grateful for your continued support, and we look forward to reporting back to you at the end of the fiscal year.

Sincerely,

Brenda S. Ellerin
President, American Funds Short-Term
Tax-Exempt Bond Fund and Limited Term
Tax-Exempt Bond Fund of America

Neil L. Langberg
President, The Tax-Exempt Bond Fund
of America and The Tax-Exempt Fund
of California

Karl J. Zeile
President, American High-Income
Municipal Bond Fund and American
Funds Tax-Exempt Fund of New York

March 14, 2014

For current information about the funds, visit americanfunds.com.

2	American Funds Tax-Exempt Funds

Funds’ 30-day yields

Below is a summary of each fund’s 30-day yield and 12-month distribution rate for Class A shares as of February 28, 2014. Both measures reflect the 2.50%/3.75% maximum sales charge. Each fund’s 30-day yield is calculated in accordance with the U.S. Securities and Exchange Commission (SEC) formula. The SEC yield reflects the rate at which each fund is earning income on its current portfolio of securities while the distribution rate reflects the funds’ past dividends paid to shareholders. Accordingly, the funds’ SEC yields and distribution rates may differ. The equivalent taxable yield assumes a 43.4% tax rate.1

	SEC	Equivalent		12-month
Class A shares	30-day yield	taxable yield		distribution rate
Reflecting 2.50% maximum sales charge
American Funds Short-Term Tax-Exempt Bond Fund	0.22%	0.39%		1.04%
Limited Term Tax-Exempt Bond Fund of America	0.95	1.68		2.41

Reflecting 3.75% maximum sales charge
The Tax-Exempt Bond Fund of America	2.97	5.25		3.33
American High-Income Municipal Bond Fund	4.06	7.17		4.29
The Tax-Exempt Fund of California	2.77	5.64	[2]	3.58
American Funds Tax-Exempt Fund of New York	2.34	4.74	[3]	2.90

[1]	Based on 2013 federal tax rates. For the year 2013, there will be an Unearned Income Medicare Contribution Tax of 3.8% that applies to net investment income for taxpayers whose modified adjusted gross income exceeds $200,000 (for single filers) and $250,000 (for married filing jointly). Thus taxpayers in the highest tax bracket will face a combined 43.4% marginal tax rate on their investment income. The federal rates do not include an adjustment for the loss of personal exemptions and the phaseout of itemized deductions that are applicable to certain taxable income levels.
[2]	For investors in the 50.93% federal and California state tax bracket.
[3]	For investors in the 50.59% federal, New York state and New York City tax bracket.

The return of principal for bond funds and for funds with significant underlying bond holdings is not guaranteed. Fund shares are subject to the same interest rate, inflation and credit risks associated with the underlying bond holdings. Bond ratings, which typically range from Aaa/AAA (highest) to D (lowest), are assigned by credit rating agencies such as Moody’s, Standard & Poor’s and/or Fitch as an indication of an issuer’s creditworthiness. Income may be subject to state or local income taxes and/or federal alternative minimum taxes. Also, certain other income (such as distributions from gains on the sale of certain bonds purchased at less than par value, for The Tax-Exempt Bond Fund of America), as well as capital gain distributions, may be taxable. High-yield/lower rated bonds are subject to greater fluctuations in value and risk of loss of income and principal than investment-grade/higher rated bonds. The Tax-Exempt Fund of California and American Funds Tax-Exempt Fund of New York are more susceptible to factors adversely affecting issuers of each state’s tax-exempt securities than a more widely diversified municipal bond fund. Refer to the fund prospectus and the Risk Factors section of this report for more information on these and other risks associated with investing in the funds.

American Funds Tax-Exempt Funds	3

American Funds Short-Term Tax-Exempt Bond Fund

The fund generated a 0.89% total return for the first half of the fiscal year, outpacing the 0.69% result of the Lipper Short Municipal Debt Funds Average, a peer group measure. By way of comparison, the unmanaged Barclays Municipal Short 1–5 Years Index, which has no expenses, gained 1.24%.

The fund paid monthly dividends totaling about 5 cents a share for the six months. This amounts to a federally tax-exempt income return of 0.50%. This is equivalent to a taxable income return of 0.88% for investors in the 43.4%1 maximum federal tax bracket. A portion of the fund’s return also may be exempt from some state and local taxes.

While results were favorable, the fund’s managers recognize that relative stability is a top priority for most fund investors. In a broadly positive environment, the fund maintained its focus on high-quality issues of shorter duration. At the close of the period, the fund’s largest concentrations included revenue bonds supporting airports (10.0%) and hospital facilities (9.7%). These sectors were among the biggest contributors to total return.

Tax-exempt yields vs. taxable yields

Find your estimated taxable income below to determine your federal tax rate,2 then look in the far right column to see what you would have had to earn from a taxable investment to equal the fund’s 1.05% tax-exempt distribution rate3 as of January 31, 2014.

If your taxable income is ...				... then your federal		The fund’s tax-exempt distribution rate of 1.05% is
Single		Joint		tax rate is ...		equivalent to a taxable rate of ...
$0 –	8,925	$0 –	17,850	10.0%		1.17%
8,926 –	36,250	17,851 –	72,500	15.0		1.24
36,251 –	87,850	72,501 –	146,400	25.0		1.40
87,851 –	183,250	146,401 –	223,050	28.0		1.46
183,251 –	398,350	223,051 –	398,350	36.8	[1]	1.66
398,351 –	400,000	398,351 –	450,000	38.8	[1]	1.72
Over 400,000		Over 450,000		43.4	[1]	1.86

[1]	For the year 2013, there is a new top tax bracket of 39.6%. Also for 2013, there will be an Unearned Income Medicare Contribution Tax of 3.8% that applies to net investment income for taxpayers whose modified adjusted gross income exceeds $200,000 (for single filers) and $250,000 (for married filing jointly). Thus taxpayers in the highest tax bracket will face a combined 43.4% marginal tax rate on their investment income.
[2]	Based on 2013 federal tax rates. The federal rates do not include an adjustment for the loss of personal exemptions and the phase-out of itemized deductions that are applicable to certain taxable income levels.
[3]	The distribution rate is based on dividends paid over the last 12 months divided by the maximum offering price as of
January 31, 2014. Capital gain distributions, if any, are added back at the maximum offering price to determine the rate.

4	American Funds Tax-Exempt Funds

Limited Term Tax-Exempt Bond Fund of America

The fund advanced 1.97%, which slightly exceeded the 1.93% total return of the unmanaged Barclays Municipal Short-Intermediate 1–10 Years Index, which has no expenses. However, the fund trailed the 2.33% total return of the Lipper Intermediate Municipal Debt Funds Average, a peer group measure.

The fund paid monthly dividends totaling just over 20 cents a share for the period. Those individuals who reinvested dividends received a federally tax-exempt income return of 1.27%. This is equivalent to a taxable income return of 2.24% for investors in the 43.4%1 maximum federal tax bracket.

The fund focuses primarily on investment-grade bonds (those rated Baa/BBB and above) with maturities ranging from a few years to 10 years. This relatively conservative approach helped the fund provide a measure of relative stability during both the six-month period as well as the past 12 months, a period of high turbulence. (For the 12 months ended January 31, 2014, the fund produced a 0.56% total return, compared with a –0.99% return for the Lipper Intermediate Municipal Debt Funds Average.) The fund’s managers maintained their focus on revenue bonds supporting critical local enterprises, including airports (13.5%), hospital facilities (12.1%) and electric utilities (6.8%).

Tax-exempt yields vs. taxable yields

Find your estimated taxable income below to determine your federal tax rate,2 then look in the far right column to see what you would have had to earn from a taxable investment to equal the fund’s 2.41% tax-exempt distribution rate3 as of January 31, 2014.

If your taxable income is …				... then your federal		The fund’s tax-exempt distribution rate of 2.41% is
Single		Joint		tax rate is ...		equivalent to a taxable rate of ...
$0 –	8,925	$0 –	17,850	10.0%		2.68%
8,926 –	36,250	17,851 –	72,500	15.0		2.84
36,251 –	87,850	72,501 –	146,400	25.0		3.21
87,851 –	183,250	146,401 –	223,050	28.0		3.35
183,251 –	398,350	223,051 –	398,350	36.8	[1]	3.81
398,351 –	400,000	398,351 –	450,000	38.8	[1]	3.94
Over 400,000		Over 450,000		43.4	[1]	4.26

[1]	For the year 2013, there is a new top tax bracket of 39.6%. Also for 2013, there will be an Unearned Income Medicare Contribution Tax of 3.8% that applies to net investment income for taxpayers whose modified adjusted gross income exceeds $200,000 (for single filers) and $250,000 (for married filing jointly). Thus taxpayers in the highest tax bracket will face a combined 43.4% marginal tax rate on their investment income.
[2]	Based on 2013 federal tax rates. The federal rates do not include an adjustment for the loss of personal exemptions and the phase-out of itemized deductions that are applicable to certain taxable income levels.
[3]	The distribution rate is based on dividends paid over the last 12 months divided by the maximum offering price as of
January 31, 2014. Capital gain distributions, if any, are added back at the maximum offering price to determine the rate.

American Funds Tax-Exempt Funds	5

The Tax-Exempt Bond Fund of America

The fund posted a 3.03% total return during the six-month period, which slightly exceeded both the 2.94% total return of the Lipper General & Insured Municipal Debt Funds Average, a peer group measure, and the 2.99% gain of the unmanaged Barclays Municipal Bond Index, which has no expenses.

During the period, the fund paid monthly dividends totaling about 22 cents a share, amounting to a federally tax-exempt income return of 1.80% for investors who reinvested dividends. This is equivalent to a taxable income return of 3.18% for investors in the 43.4%1 maximum federal tax bracket. The fund does not invest in bonds subject to the Alternative Minimum Tax (AMT).

In the recent volatile climate, the fund’s managers have maintained a fairly conservative approach to the market, focusing on shorter duration securities but also seeking out opportunities for incremental yield through intensive credit research. This approach helped the fund deliver strong relative results during the first half of the fiscal year, when market conditions were generally favorable, and also during the turbulent 12 months ended January 31, 2014 (see results on page 10). The fund’s managers continued to focus chiefly on revenue bonds, an area of the market where we believe credit research is most useful. However, the broadly diversified portfolio also included investments in general obligation bonds issued by states and municipalities.

Tax-exempt yields vs. taxable yields

Find your estimated taxable income below to determine your federal tax rate,2 then look in the far right column to see what you would have had to earn from a taxable investment to equal the fund’s 3.34% tax-exempt distribution rate3 as of January 31, 2014.

						The fund’s tax-exempt
If your taxable income is …				… then your federal		distribution rate of 3.34% is
Single		Joint		tax rate is …		equivalent to a taxable rate of
$0 –	8,925	$0 –	17,850	10.0%		3.71%
8,926 –	36,250	17,851 –	72,500	15.0		3.93
36,251 –	87,850	72,501 –	146,400	25.0		4.45
87,851 –	183,250	146,401 –	223,050	28.0		4.64
183,251 –	398,350	223,051 –	398,350	36.8	[1]	5.28
398,351 –	400,000	398,351 –	450,000	38.8	[1]	5.46
Over 400,000		Over 450,000		43.4	[1]	5.90

[1]	For the year 2013, there is a new top tax bracket of 39.6%. Also for 2013, there will be an Unearned Income Medicare Contribution Tax of 3.8% that applies to net investment income for taxpayers whose modified adjusted gross income exceeds $200,000 (for single filers) and $250,000 (for married filing jointly). Thus taxpayers in the highest tax bracket will face a combined 43.4% marginal tax rate on their investment income.
[2]	Based on 2013 federal tax rates. The federal rates do not include an adjustment for the loss of personal exemptions and the phase-out of itemized deductions that are applicable to certain taxable income levels.
[3]	The distribution rate is based on dividends paid over the last 12 months divided by the maximum offering price as of
January 31, 2014. Capital gain distributions, if any, are added back at the maximum offering price to determine the rate.

6	American Funds Tax-Exempt Funds

American High-Income Municipal Bond Fund

The fund recorded a total return of 3.22% for the period. This result outpaced the 1.99% return of the Barclays High Yield Municipal Bond Index. The index is unmanaged and has no expenses. The fund’s return also exceeded the 2.39% total return of the Lipper High-Yield Municipal Debt Funds Average, a measure of the fund’s peer group.

Results for longer time frames can be found on page 10. While the fund’s return for the 12 months ended January 31, 2014, was negative, it exceeded returns for both the Barclays High Yield Municipal Bond Index and the Lipper High-Yield Municipal Debt Fund’s Average. We believe the fund’s relative results during the most recent six- and 12-month periods reflect the strength of the fund’s approach, which is driven by strong fundamental credit research.

For the period, the fund paid monthly dividends totaling about 34 cents a share, amounting to a federally tax-exempt income return of 2.35% for investors who reinvested dividends. This is equivalent to a taxable income return of 4.15% for investors in the 43.4%1 maximum federal tax bracket. A portion of the fund’s return also may be exempt from some state and local taxes.

The fund’s strong return was supported by positive contributions from a broad spectrum of bonds representing a variety of sectors and geographies. Select holdings of tax assessment bonds and bonds backing senior living facilities produced some of the strongest gains. Although lower rated, higher yielding bonds generally trailed the broader market during the six months, the fund exceeded the 2.99% gain of the unmanaged Barclays Municipal Bond Index, a measure of the investment-grade market.

Tax-exempt yields vs. taxable yields

Find your estimated taxable income below to determine your federal tax rate,2 then look in the far right column to see what you would have had to earn from a taxable investment to equal the fund’s 4.32% tax-exempt distribution rate3 as of January 31, 2014.

						The fund’s tax-exempt
If your taxable income is …				… then your federal		distribution rate of 4.32% is
Single		Joint		tax rate is …		equivalent to a taxable rate of …
$0 –	8,925	$0 –	17,850	10.0%		4.80%
8,926 –	36,250	17,851 –	72,500	15.0		5.08
36,251 –	87,850	72,501 –	146,400	25.0		5.76
87,851 –	183,250	146,401 –	223,050	28.0		6.00
183,251 –	398,350	223,051 –	398,350	36.8	[1]	6.84
398,351 –	400,000	398,351 –	450,000	38.8	[1]	7.06
Over 400,000		Over 450,000		43.4	[1]	7.63

[1]	For the year 2013, there is a new top tax bracket of 39.6%. Also for 2013, there will be an Unearned Income Medicare Contribution Tax of 3.8% that applies to net investment income for taxpayers whose modified adjusted gross income exceeds $200,000 (for single filers) and $250,000 (for married filing jointly). Thus taxpayers in the highest tax bracket will face a combined 43.4% marginal tax rate on their investment income.
[2]	Based on 2013 federal tax rates. The federal rates do not include an adjustment for the loss of personal exemptions and the phase-out of itemized deductions that are applicable to certain taxable income levels.
[3]	The distribution rate is based on dividends paid over the last 12 months divided by the maximum offering price as of
January 31, 2014. Capital gain distributions, if any, are added back at the maximum offering price to determine the rate.

American Funds Tax-Exempt Funds	7

The Tax-Exempt Fund of California

The fund generated a 3.70% gain, a result that was in line with the 3.71% average total return of the fund’s peers, as measured by the Lipper California Municipal Debt Funds Average. However, the fund trailed the 4.22% advance of the unmanaged Barclays California Municipal Index, which has no expenses.

For the period, the fund paid monthly dividends totaling about 32 cents a share. Those investors who reinvested dividends received an income return of 1.93%. This is equivalent to a taxable income return of 3.93% for investors in the 50.93% effective combined federal and California tax bracket.

California’s fiscal condition and the state economy continue to recover. State tax revenues have risen more than expected, and the state has projected a surplus for the 2014-2015 budget. These improving conditions and relatively light issuance in the state served as tailwinds for municipal bond investors during the period.

Holdings of tax assessment bonds and bonds backing hospital facilities, which were among the fund’s heaviest concentrations during the period, produced some of the strongest gains. With the triple-tax exempt status they offer to investors, the fund had a small concentration of holdings issued by Puerto Rico issuers (1.50%). These holdings detracted from the fund’s overall positive result during the period.

Tax-exempt yields vs. taxable yields

Find your estimated 2013 taxable income below to determine your combined federal and California tax rate,* then look in the right-hand column to see what you would have had to earn from a taxable investment to equal the fund’s 3.62% tax-exempt distribution rate† at January 31, 2014.

				… then your combined	The fund’s tax-exempt
If your taxable income is …				federal and California	distribution rate of 3.62% is
Single		Joint		state tax rate is …	equivalent to a taxable rate of …
$0 –	7,582	$0 –	15,164	10.90%	4.06%
7,583 –	8,925	15,165 –	17,850	11.80	4.10
8,926 –	17,976	17,851 –	35,952	16.70	4.35
17,977 –	28,371	35,953 –	56,742	18.40	4.44
28,372 –	36,250	56,743 –	72,500	20.10	4.53
36,251 –	39,384	72,501 –	78,768	29.50	5.13
39,385 –	49,774	78,769 –	99,548	31.00	5.25
49,775 –	87,850	99,549 –	146,400	31.98	5.32
87,851 –	183,250	146,401 –	223,050	34.70	5.54
183,251 –	254,250	223,051 –	398,350	42.68	6.32
254,251 –	305,100	–		43.31	6.39
305,101 –	398,350	–		43.94	6.46
–		398,351 –	450,000	44.49	6.52
398,351 –	400,000	–		45.72	6.67
–		450,001 –	508,500	48.66	7.05
–		508,501 –	610,200	49.23	7.13
400,001 –	508,500	610,201 –	1,000,000	49.80	7.21
508,501 –	1,000,000	1,000,001 –	1,017,000	50.36	7.29
Over 1,000,000		Over 1,017,000		50.93	7.38

*	Based on 2013 federal and 2013 California tax rates. (State rates from 1.0% to 13.3% are individually calculated for each bracket. The federal brackets are expanded to include additional state brackets.) The effective combined tax rates paid by California residents may be lower than those shown due to the availability of income tax deductions.
†	The distribution rate is based on dividends paid over the last 12 months divided by the maximum offering price as of January 31, 2014. Capital gains distributions, if any, are added back at the maximum offering price to determine the rate.

8	American Funds Tax-Exempt Funds

American Funds Tax-Exempt Fund of New York

The fund’s 2.26% total return for the period exceeded the 2.14% gain of the Lipper New York Municipal Debt Funds Average, a measure of its peer group. However, the fund trailed the unmanaged Barclays New York Municipal Index, which advanced 3.29% and has no expenses. As you can see in the table on page 10, the fund has outpaced its benchmarks over its lifetime.

The fund paid monthly dividends totaling about 16 cents a share for the six months. This represents an income return of 1.55% for those who reinvested dividends. For investors in the 50.59%1 combined effective federal, New York state and New York City tax bracket, this is equivalent to a taxable income return of 3.14%.

Revenue bonds supporting essential local projects — such as higher education facilities and hospitals — continue to be a key focus for the fund, as they represent an area of the market where our investment professionals believe extensive credit research can add value. Holdings representing a broad spectrum of sectors, duration and credit quality bolstered the fund’s overall return. A modest exposure to bonds of Puerto Rico issuers detracted from the fund’s results.

Tax-exempt yields vs. taxable yields

Find your estimated 2013 taxable income below to determine your combined federal and New York state tax rate,1,2 then look in the right-hand column to see what you would have had to earn from a taxable investment to equal the fund’s 2.92% tax-exempt distribution rate3 at January 31, 2014.

				… then your combined	The fund’s tax-exempt
If your taxable income is …				federal and New York	distribution rate of 2.92% is
Single		Joint		state tax rate is …	equivalent to a taxable rate of …
$0 –	8,200	$0 –	16,450	13.60%	3.38%
8,201 –	8,925	16,451 –	17,850	14.05	3.40
8,926 –	11,300	17,851 –	22,600	18.83	3.60
11,301 –	13,350	22,601 –	26,750	19.46	3.63
13,351 –	20,550	26,751 –	41,150	20.02	3.65
20,551 –	36,250	41,151 –	72,500	20.48	3.67
36,251 –	77,150	72,501 –	146,400	29.84	4.16
77,151 –	87,850	–		29.99	4.17
–		146,401 –	154,350	32.64	4.33
87,851 –	183,250	154,351 –	223,050	32.79	4.34
183,251 –	205,850	223,051 –	308,750	41.00	4.95
205,851 –	398,350	308,751 –	398,350	41.13	4.96
398,351 –	400,000	398,351 –	450,000	42.99	5.12
400,001 –	1,029,250	450,001 –	2,058,550	47.28	5.54
Over 1,029,250		Over 2,058,550		48.39	5.66

[1]	Income generated by the fund’s investments is also generally exempt from New York City taxes, offering additional tax advantages to New York City residents.
[2]	Based on 2013 federal and New York state tax rates. (State rates from 4.00% to 8.82% are individually calculated for each bracket. The federal brackets are expanded to include additional state brackets.) The effective combined tax rates assume full deductibility of state taxes.
[3]	The distribution rate is based on dividends paid over the last 12 months divided by the maximum offering price as of January 31, 2014. Capital gain distributions, if any, are added back at the maximum offering price to determine the rate.

American Funds Tax-Exempt Funds	9

Results at a glance

For periods ended January 31, 2014, with dividends reinvested

	Cumulative total returns	Average annual total returns
	1 year	5 years	10 years	Lifetime[1]

American Funds Short-Term Tax-Exempt Bond Fund (Class A shares)	0.60%	—%	—%	1.74%
Barclays Municipal Short 1–5 Years Index[2,3]	1.27	—	—	2.28
Lipper Short Municipal Debt Funds Average	0.32	—	—	1.61

Limited Term Tax-Exempt Bond Fund of America (Class A shares)	0.56	4.24	3.41	4.34
Barclays Municipal Short-Intermediate 1–10 Years Index[2,4]	0.82	3.51	3.72	4.54
Lipper Intermediate Municipal Debt Funds Average	-0.99	4.42	3.41	4.47

The Tax-Exempt Bond Fund of America (Class A shares)	-1.28	6.13	4.07	6.73
Barclays Municipal Bond Index[2]	-1.07	5.54	4.43	—	[5]
Lipper General & Insured Municipal Debt Funds Average	-2.59	6.15	3.63	6.65

American High-Income Municipal Bond Fund (Class A shares)	-1.73	9.01	4.18	5.46
Barclays Municipal Bond Index[2]	-1.07	5.54	4.43	5.65
Barclays High Yield Municipal Bond Index[2]	-3.49	11.22	5.30	—	[5]
Lipper High-Yield Municipal Debt Funds Average	-4.40	9.22	3.69	4.86

The Tax-Exempt Fund of California (Class A shares)	-0.57	7.60	4.31	5.72
Barclays California Municipal Index[2]	-0.05	6.35	4.78	—	[5]
Lipper California Municipal Debt Funds Average	-1.99	6.69	3.92	5.65

American Funds Tax-Exempt Fund of New York (Class A shares)	-3.00	—	—	3.85
Barclays New York Municipal Index[2]	-0.67	—	—	3.56
Lipper New York Municipal Debt Funds Average	-3.88	—	—	2.76

[1]	Since 8/7/09 (American Funds Short-Term Tax-Exempt Bond Fund), 10/6/93 (Limited Term Tax-Exempt Bond Fund of America), 10/3/79 (The Tax-Exempt Bond Fund of America), 9/26/94 (American High-Income Municipal Bond Fund), 10/28/86 (The Tax-Exempt Fund of California) and 11/1/10 (American Funds Tax-Exempt Fund of New York).
[2]	The index is unmanaged and, therefore, has no expenses. Investors cannot invest directly in an index.
[3]	Barclays Municipal Short 1–5 Years Index is a market value-weighted index that includes investment-grade tax-exempt bonds with maturities of one to five years.
[4]	Barclays Municipal Short-Intermediate 1–10 Years Index is a market value-weighted index that includes investment-grade tax-exempt bonds with maturities of one to 10 years.
[5]	This index did not exist at the fund’s inception.

10	American Funds Tax-Exempt Funds

American Funds Short-Term Tax-Exempt Bond Fund	unaudited
Summary investment portfolio January 31, 2014

Quality ratings*	Percent of net assets

Aaa/AAA 13.5%	Unrated 0.4%
Aa/AA 50.2%	Short-term securities &
A/A 18.3%	other assets less liabilities 17.6%

*	Bond ratings, which typically range from Aaa/AAA (highest) to D (lowest), are assigned by credit rating agencies such as Moody’s, Standard & Poor’s and/or Fitch as an indication of an issuer’s creditworthiness. If agency ratings differ, the security will be considered to have received the highest of those ratings, consistent with the fund’s investment policies. Securities in the “unrated” category (above) have not been rated by a rating agency; however, the investment adviser performs its own credit analysis and assigns comparable ratings that are used for compliance with the fund’s investment policies.

Bonds, notes & other debt instruments 82.38%	Principal amount (000)	Value (000)	Percent of net assets
California 9.46%
Various Purpose G. O. Ref. Bonds, 5.00% 2018	$3,000	$3,497	.43%
Health Facs. Fncg. Auth., Rev. Ref. Bonds (St. Joseph Health System), Series 2009-B, 5.00% 2015	1,000	1,067
Health Facs. Fncg. Auth., Rev. Ref. Bonds (St. Joseph Health System), Series 2009-C, 5.00% 2034 (put 2014)[1]	4,500	4,653
Health Facs. Fncg. Auth., Rev. Ref. Bonds (St. Joseph Health System), Series 2013-B, 5.00% 2043 (put 2017)[1]	1,145	1,319	1.08
Health Facs. Fncg. Auth., Rev. Ref. Bonds (St. Joseph Health System), Series 2013-D, 5.00% 2043 (put 2020)[1]	1,500	1,744
Infrastructure and Econ. Dev. Bank, Rev. Ref. Bonds (J. Paul Getty Trust), Series 2011-A-1, 0.54% 2038 (put 2014)[1,2]	7,500	7,504
Infrastructure and Econ. Dev. Bank, Rev. Ref. Bonds (J. Paul Getty Trust), Series 2012-B-1, 0.34% 2047 (put 2015)[1,2]	530	530	1.24
Infrastructure and Econ. Dev. Bank, Rev. Ref. Bonds (J. Paul Getty Trust), Series 2013-A-1, 0.32% 2047 (put 2016)[1,2]	2,000	2,000
Los Angeles County Metropolitan Transportation Auth., Proposition A, Sales Tax Rev. Ref. Bonds, Series 2013-A, 5.00% 2018	3,000	3,541	.44
Other securities		50,706	6.27
		76,561	9.46

Colorado 1.14%
Dept. of Transportation, Transportation Rev. Ref. Anticipation Notes, 5.00% 2016	5,000	5,647	.70
Other securities		3,541	.44
		9,188	1.14

Florida 8.62%
Citizens Property Insurance Corp., High-Risk Account Secured Bonds, Series 2010-A-1, 5.00% 2016	4,905	5,399	.67
Hurricane Catastrophe Fund Fin. Corp., Rev. Bonds, Series 2010-A, 5.00% 2015	4,000	4,265
Hurricane Catastrophe Fund Fin. Corp., Rev. Bonds, Series 2010-A, 5.00% 2016	5,295	5,852	1.25
City of Lakeland, Energy System Rev. Ref. Bonds, Series 2012, 0.79% 2017[2]	3,800	3,809	.47
Miami-Dade County, Aviation Rev. Ref. Bonds, Series 2005-B, AMT, Assured Guaranty Municipal insured, 5.00% 2016	3,000	3,218	.40

American Funds Tax-Exempt Funds	11

American Funds Short-Term Tax-Exempt Bond Fund

Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)	Percent of net assets

Florida (continued)
State Board of Education, Public Education Capital Outlay Ref. Bonds, Series 2009-B, 5.00% 2015	$3,000	$3,193	.39%
City of Tampa, Utility Tax Rev. Ref. Bonds, National insured, 5.00% 2015	3,615	3,894	.48
Other securities		40,118	4.96
		69,748	8.62

Illinois 4.79%
Build Bonds (Sales Tax Rev. Bonds), Series June 2013, 5.00% 2020	3,500	4,102	.51
Unemployment Insurance Fund Building Receipts Rev. Bonds (Illinois Dept. of Employment Security), Series 2012-A, 5.00% 2016	4,000	4,514	.56
Other securities		30,162	3.72
		38,778	4.79
Indiana 2.50%
Health and Educational Fac. Fncg. Auth., Rev. Bonds (Ascension Health Credit Group), Series 2005-A-5, 2.00% 2027 (put 2017)[1]	2,000	2,070
Health and Educational Fac. Fncg. Auth., Rev. Bonds (Ascension Health
Credit Group), Series 2011-A-1, 1.50% 2036 (put 2014)[1] Health Fac. Fin. Auth., Rev. Bonds (Ascension Health Credit Group),	2,000	2,012	.88
Series 2005-A-6, 5.00% 2027 (put 2014)	3,000	3,047
Other securities		13,127	1.62
		20,256	2.50

Maryland 0.92%
Community Dev. Administration, Dept. of Housing and Community Dev., Residential Rev. Bonds, Series 2014-B, AMT, 3.25% 2044[1]	3,600	3,733	.46
Other securities		3,696	.46
		7,429	.92

Massachusetts 3.14%
Dev. Fin. Agcy., Rev. Bonds (Partners HealthCare System), Series 2014-M-3, 0.59% 2038 (put 2018)[1,2]	6,110	6,110	.75
Other securities		19,310	2.39
		25,420	3.14

Michigan 3.57%
Kent Hospital Fin. Auth., Rev. Ref. Bonds (Spectrum Health System), Series 2008-A, 5.50% 2047 (put 2015)	5,000	5,242	.65
Other securities		23,654	2.92
		28,896	3.57

Missouri 1.02%
City of St. Louis, Airport Rev. Ref. Bonds (Lambert-St. Louis International Airport), Series 2007-B, AMT, Assured Guaranty Municipal insured, 5.00% 2016	5,000	5,481	.68
Other securities		2,778	.34
		8,259	1.02

Nevada 2.01%
Clark County, Airport System Rev. Bonds, Series 2004-A-1, AMT, FGIC-National insured, 5.50% 2017	4,500	4,592	.57
Other securities		11,653	1.44
		16,245	2.01

12	American Funds Tax-Exempt Funds

American Funds Short-Term Tax-Exempt Bond Fund

	Principal amount	Value	Percent of
	(000)	(000)	net assets

New Jersey 2.40%
Higher Education Student Assistance Auth., Student Loan Rev. Bonds, Series 2010-2, 5.00% 2014	$2,000	$2,078
Higher Education Student Assistance Auth., Student Loan Rev. Bonds, Series 2011-A-1, AMT, 0.539% 2020[2]	135	134
Higher Education Student Assistance Auth., Student Loan Rev. Bonds, Series 2012-1A, AMT, 4.00% 2017	3,500	3,783	1.02%
Higher Education Student Assistance Auth., Student Loan Rev. Bonds, Series 2012-1A, AMT, 5.00% 2018	2,000	2,235
Other securities		11,188	1.38
		19,418	2.40

New Mexico 0.78%
Educational Assistance Foundation, Education Loan Rev. Ref. Bonds, Series 2009-C, AMT, 3.90% 2014	3,000	3,053	.38
Other securities		3,295	.40
		6,348	.78

New York 9.27%
City of New York, G.O. Bonds, Fiscal 2008 Series J-4, 0.59% 2025[1,2]	5,000	5,007
City of New York, G.O. Bonds, Fiscal 2010 Series C, 5.00% 2014	1,000	1,024
City of New York, G.O. Bonds, Fiscal 2010 Series C, 5.00% 2015	1,000	1,072
City of New York, G.O. Bonds, Fiscal 2011 Series B, 5.00% 2015	1,000	1,072	1.43
City of New York, G.O. Bonds, Fiscal 2011 Series I-1, 5.00% 2015	1,000	1,072
City of New York, G.O. Bonds, Fiscal 2011 Series I-1, 5.00% 2017	1,000	1,142
City of New York, G.O. Bonds, Fiscal 2012 Series I, 5.00% 2018	1,000	1,163
New York City, Health and Hospitals Corp., Health System Rev. Ref. Bonds, Series 2010-A, 5.00% 2017	3,000	3,389	.42
Thruway Auth., General Rev. Junior Indebtedness Obligations Series 2013-A, 5.00% 2019	4,700	5,471	.68
Tobacco Settlement Fncg. Corp., Asset-Backed Rev. Bonds, Series 2013-B, 5.00% 2020	2,900	3,165	.39
Other securities		51,439	6.35
		75,016	9.27

North Dakota 0.47%
Housing Fin. Agcy., Housing Fin. Program Bonds (Home Mortgage Fin. Program), Series 2012-A, 3.75% 2042[1]	3,680	3,833	.47

Ohio 2.58%
City of Cleveland, Airport System Rev. Ref. Bonds, Series 2011-A, Assured Guaranty Municipal insured, 5.00% 2016	4,500	4,868	.60
Other securities		16,042	1.98
		20,910	2.58

Pennsylvania 1.85%
Econ. Dev. Fncg. Auth., Unemployment Compensation Rev. Bonds, Series 2012-B, 5.00% 2021	4,000	4,538	.56
Other securities		10,437	1.29
		14,975	1.85

Rhode Island 0.40%
Health and Educational Building Corp., Hospital Fncg. Rev. Ref. Bonds (Lifespan Obligated Group Issue), Series 2006-A, Assured Guaranty Municipal insured, 5.00% 2016	3,000	3,257	.40

American Funds Tax-Exempt Funds	13

American Funds Short-Term Tax-Exempt Bond Fund

Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)	Percent of net assets

Tennessee 1.99%
Housing Dev. Agcy., Homeownership Program Bonds, Issue 2012-1-C, 4.50% 2037[1]	$1,340	$1,479
Housing Dev. Agcy., Homeownership Program Bonds, Issue 2012-2-C, 4.00% 2038[1]	940	1,023
Housing Dev. Agcy., Homeownership Program Rev. Ref. Bonds, Issue 2011-1-A, AMT, 4.50% 2031[1]	2,505	2,699
Housing Dev. Agcy., Homeownership Program Rev. Ref. Bonds, Issue 2012-1-A, AMT, 4.50% 2038[1]	1,120	1,187	1.17%
Housing Dev. Agcy., Residential Fin. Program Bonds, Issue 2013-1-C, 3.00% 2038[1]	1,935	2,023
Housing Dev. Agcy., Residential Fin. Program Bonds, Series 2013-2-A, AMT, 4.00% 2043[1]	1,000	1,071
Memphis-Shelby County Airport Auth., Airport Rev. Ref. Bonds, Series 2011-A-1, AMT, 5.00% 2016	3,220	3,517	.43
Other securities		3,116	.39
		16,115	1.99

Texas 6.41%
Grand Parkway Transportation Corp., System Toll Rev. Bonds, Series 2013-C, 2.00% 2017 (put 2014)[1]	5,000	5,003	.62
Houston Independent School Dist. (Harris County), Limited Tax Schoolhouse Bonds, Series 2013-B, 1.00% 2035 (put 2014)[1]	6,000	6,014
Houston Independent School Dist. (Harris County), Limited Tax Schoolhouse Bonds, Series 2013-B, 2.00% 2037 (put 2016)[1]	3,400	3,505	1.17
Other securities		37,377	4.62
		51,899	6.41

Vermont 0.46%
Student Assistance Corp., Education Loan Rev. Notes, Series 2012-B, AMT, 1.747% 2022[2]	3,665	3,674	.46

Virginia 0.84%
Commonwealth Transportation Board, Federal Transportation Grant Anticipation Rev. Notes, Series 2013-A, 5.00% 2020	3,000	3,556	.44
Tobacco Settlement Fncg. Corp., Tobacco Settlement Asset-backed Bonds, Series 2005, 5.50% 2026 (preref. 2014)[1]	3,080	3,229	.40
		6,785	.84

Washington 3.48%
Energy Northwest, Electric Rev. Ref. Bonds (Project 1), Series 2012-A, 5.00% 2017	5,000	5,736	.71
Public Utility Dist. No. 2 of Grant County, Electric System Rev. Ref. Bonds, Series 2011-I, 5.00% 2017 (escrowed to maturity)	3,750	4,234	.52
Other securities		18,169	2.25
		28,139	3.48

Wisconsin 1.16%
Health and Educational Facs. Auth., Rev. Bonds (Ascension Health Alliance Senior Credit Group), Series 2013-B-2, 4.00% 2043 (put 2019)[1]	1,000	1,114	.14
Other securities		8,300	1.02
		9,414	1.16
Other states & U.S. territories 13.12%
Other securities		106,169	13.12

Total bonds, notes & other debt instruments (cost: $656,358,000)		666,732	82.38

14	American Funds Tax-Exempt Funds

American Funds Short-Term Tax-Exempt Bond Fund

Short-term securities 17.58%	Principal amount (000)	Value (000)	Percent of net assets

State of Alaska, City of Valdez, Marine Terminal Rev. Ref. Bonds (Exxon Pipeline Co. Project), Series 1993-C, 0.04% 2033[2]	$3,500	$3,500
State of Texas, Gulf Coast Waste Disposal Auth., Environmental Facs. Rev. Bonds (ExxonMobil Project), Series 2001-B, AMT, 0.04% 2025[2]	1,200	1,200
State of Wyoming, Lincoln County, Pollution Control Rev. Bonds (Exxon Project), Series 1987-B, AMT, 0.04% 2017[2]	900	900	.75%
State of Wyoming, Lincoln County, Pollution Control Rev. Bonds (Exxon Project), Series 1987-C, AMT, 0.04% 2017[2]	450	450
State of Arizona, Maricopa County, Pollution Control Corp., Pollution Control Rev. Ref. Bonds (Arizona Public Service Co. Palo Verde Project), Series 2009-B, JPMorgan Chase LOC, 0.05% 2029[2]	5,000	5,000	.62
State of California, Rev. Anticipation Notes, Series 2013-14-A-2, 2.00% 6/23/2014	15,000	15,108	1.87
State of California, Infrastructure and Econ. Dev. Bank, Demand Rev. Bonds (Buck Institute for Age Research) Series 2001, U.S. Bank LOC, 0.03% 2037[1,2]	12,000	12,000	1.48
State of California, Health Facs. Fncg. Auth., Rev. Bonds (St. Joseph Health System), Series 2011-B, 0.04% 2041[2]	1,000	1,000	.12
State of California, Pollution Control Fncg. Auth., Pollution Control Rev. Ref. Bonds (Pacific Gas and Electric Co.), Series 1996-E, JPMorgan Chase LOC, 0.04% 2026[2]	6,100	6,100	.75
State of Massachusetts, Health and Educational Facs. Auth., Demand Rev. Bonds (Stonehill College Issue), Series 2008-K, 0.06% 2037[1,2]	5,505	5,505	.68
State of Mississippi, Business Fin. Corp., Gulf Opportunity Zone Industrial Dev. Rev. Bonds (Chevron U.S.A. Inc. Project), Series 2007-E, 0.04% 2030[2]	9,000	9,000
State of Mississippi, Business Fin. Corp., Gulf Opportunity Zone Industrial Dev. Rev. Bonds (Chevron U.S.A. Inc. Project), Series 2009-C, 0.04% 2030[2]	3,800	3,800
State of Mississippi, Business Fin. Corp., Gulf Opportunity Zone Industrial Dev. Rev. Bonds (Chevron U.S.A. Inc. Project), Series 2009-F, 0.04% 2030[2]	3,500	3,500	2.93
State of Mississippi, Business Fin. Corp., Gulf Opportunity Zone Industrial Dev. Rev. Bonds (Chevron U.S.A. Inc. Project), Series 2010-B, 0.04% 2030[2]	1,000	1,000
State of Mississippi, Business Fin. Corp., Gulf Opportunity Zone Industrial Dev. Rev. Bonds (Chevron U.S.A. Inc. Project), Series 2011-A, 0.04% 2035[2]	6,445	6,445
State of Missouri, Health and Educational Facs. Auth., Demand Educational Facs. Rev. Bonds (Washington University), Series 1996-A, 0.04% 2030[2]	5,400	5,400
State of Missouri, Health and Educational Facs. Auth., Demand Educational Facs. Rev. Bonds (Washington University), Series 1996-D, 0.04% 2030[2]	4,000	4,000
State of Missouri, Health and Educational Facs. Auth., Demand Educational Facs. Rev. Bonds (Washington University), Series 2003-B, 0.04% 2033[2]	3,550	3,550	1.82
State of Missouri, Health and Educational Facs. Auth., Demand Educational Facs. Rev. Bonds (Washington University), Series 2004-A, 0.05% 2034[1,2]	1,795	1,795
State of New Jersey, Health Care Facs. Fin. Auth., Rev. Bonds (Virtua Health Issue), Series 2009-B, JPMorgan Chase LOC, 0.05% 2043[2]	3,300	3,300	.41
State of New York, City of New York, G.O. Bonds, Fiscal 1993 Series A-7, JPMorgan Chase LOC, 0.05% 2020[2]	6,900	6,900
State of New York, City of New York, G.O. Bonds, Fiscal 2008 Series L, Subseries L-4, 0.04% 2038[1,2]	2,000	2,000	1.10
State of Texas, Tax and Rev. Anticipation Notes, Series 2013, 2.00% 8/28/2014	20,000	20,217	2.50
Other securities		20,630	2.55

Total short-term securities (cost: $142,284,000)		142,300	17.58
Total investment securities (cost: $798,642,000)		809,032	99.96
Other assets less liabilities		288	.04

Net assets		$809,320	100.00%

American Funds Tax-Exempt Funds	15

American Funds Short-Term Tax-Exempt Bond Fund

This summary investment portfolio is designed to streamline the report and help investors better focus on the fund’s principal holdings. See the inside back cover for details on how to obtain a complete schedule of portfolio holdings.

“Other securities” includes all issues that are not disclosed separately in the summary investment portfolio.

[1]	Principal payments may be made periodically. Therefore, the effective maturity date may be earlier than the stated maturity date.
[2]	Coupon rate may change periodically. For short-term securities, the date of the next scheduled coupon rate change is considered to be the maturity date.

Key to abbreviations

Agcy. = Agency

AMT = Alternative Minimum Tax

Auth. = Authority

Certs. of Part. = Certificates of Participation

Dept. = Department

Dev. = Development

Dist. = District

Econ. = Economic

Fac. = Facility

Facs. = Facilities

Fin. = Finance

Fncg. = Financing

G.O. = General Obligation

LOC = Letter of Credit

Preref. = Prerefunded

Redev. = Redevelopment

Ref. = Refunding

Rev. = Revenue

TECP = Tax-Exempt Commercial Paper

See Notes to Financial Statements

16	American Funds Tax-Exempt Funds

Limited Term Tax-Exempt Bond Fund of America	unaudited
Summary investment portfolio January 31, 2014

Quality ratings*	Percent of net assets

Aaa/AAA 8.5%	Unrated 0.2%
Aa/AA 39.9%	Short-term securities &
A/A 38.3%	other assets less liabilities 5.8%
Baa/BBB 7.3%

*	Bond ratings, which typically range from Aaa/AAA (highest) to D (lowest), are assigned by credit rating agencies such as Moody’s, Standard & Poor’s and/or Fitch as an indication of an issuer’s creditworthiness. If agency ratings differ, the security will be considered to have received the highest of those ratings, consistent with the fund’s investment policies. Securities in the “unrated” category (above) have not been rated by a rating agency; however, the investment adviser performs its own credit analysis and assigns comparable ratings that are used for compliance with the fund’s investment policies.

Bonds, notes & other debt instruments 94.24%	Principal amount (000)	Value (000)	Percent of net assets
Alabama 1.20%
Federal Aid Highway Fin. Auth., Federal Highway Grant Anticipation Bonds, Series 2012, 5.00% 2022	$8,385	$9,775	.33%
Other securities		26,270	.87
		36,045	1.20

Arizona 2.36%
Industrial Dev. Auth. of the County of Maricopa, Health Fac. Rev. Ref. Bonds (Catholic Healthcare West), Series 2009-C, 5.00% 2038 (put 2014)	8,500	8,667	.29
Other securities		62,479	2.07
		71,146	2.36

California 12.52%
Bay Area Toll Auth., San Francisco Bay Area Toll Bridge Rev. Ref. Bonds, Series 2006-C-1, 0.94% 2045 (put 2023)[1]	10,000	9,883	.33
Econ. Recovery Bonds, Ref. Series 2009-A, 5.00% 2020	9,000	10,666	.74
Econ. Recovery Bonds, Ref. Series 2009-B, 5.00% 2023 (put 2014)	11,250	11,475
G.O. Bonds, Series 2013-C, 0.59% 2028 (put 2016)[1]	5,000	5,003
Various Purpose G.O. Ref. Bonds, 5.00% 2020	5,000	5,954	.81
Various Purpose G.O. Ref. Bonds, 5.00% 2021	5,000	5,975
Various Purpose G.O. Ref. Bonds, 5.00% 2023	6,500	7,616
Health Facs. Fncg. Auth., Rev. Ref. Bonds (St. Joseph Health System), Series 2009-D, 5.00% 2034 (put 2016)	7,500	8,378	.28
City of Long Beach, Harbor Rev. Ref. Bonds, Series 1998-A, AMT, FGIC-National insured, 6.00% 2016	8,430	9,460	.31
Los Angeles Unified School Dist. (County of Los Angeles), G.O. Ref. Bonds, Series 2011-A-1, 5.00% 2018	7,010	8,247	.27
Port of Oakland, Rev. Ref. Bonds, Series 2012-P, AMT, 5.00% 2021	7,750	8,918	.30
Pollution Control Fncg. Auth., Solid Waste Disposal Rev. Ref. Bonds (Republic Services, Inc. Project), Series 2002-C, AMT, 5.25% 2023 (put 2017)[2]	8,250	8,840	.29
Public Facs. Fncg. Auth. of the City of San Diego, Sewer Rev. Bonds, Series 2009-A, 5.00% 2017	8,500	9,725	.32
City of San Jose, Airport Rev. Bonds, Series 2007-A, AMT, AMBAC insured, 5.50% 2020	7,820	8,651	.29
Other securities		258,210	8.58
		377,001	12.52

American Funds Tax-Exempt Funds	17

Limited Term Tax-Exempt Bond Fund of America

Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)	Percent of net assets
Connecticut 0.48%
Special Tax Obligation Ref. Bonds, Transportation Infrastructure Purposes, Series 2009-1, 5.00% 2019	$8,550	$10,077	.33%
Other securities		4,499	.15
		14,576	.48

District of Columbia 1.32%
University Rev. Bonds (Georgetown University Issue), Series 2001-B, 4.70% 2031 (put 2018)	8,500	9,536	.32
Other securities		30,230	1.00
		39,766	1.32

Florida 10.31%
Citizens Property Insurance Corp., Coastal Account Secured Bonds, Series 2011-A-1, 5.00% 2018	2,000	2,285
Citizens Property Insurance Corp., Coastal Account Secured Bonds, Series 2011-A-1, 5.00% 2019	5,000	5,748
Citizens Property Insurance Corp., High-Risk Account Secured Bonds, Series 2009-A-1, 5.50% 2017	10,035	11,499	1.25
Citizens Property Insurance Corp., High-Risk Account Secured Bonds, Series 2010-A-1, 5.00% 2015	8,000	8,500
Citizens Property Insurance Corp., High-Risk Account Secured Bonds, Series 2010-A-1, 5.25% 2017	8,350	9,500
Hurricane Catastrophe Fund Fin. Corp., Rev. Bonds, Series 2008-A, 5.00% 2014	13,500	13,774	.46
Jacksonville Aviation Auth., Rev. Bonds, Series 2006, AMT, AMBAC insured, 5.00% 2018	7,585	8,366	.28
Miami-Dade County, Aviation Rev. Bonds, Series 2010-A, 5.00% 2021	2,250	2,581
Miami-Dade County, Aviation Rev. Ref. Bonds, Series 2012-A, AMT, 5.00% 2020	5,750	6,565
Miami-Dade County, Aviation Rev. Ref. Bonds, Series 2012-A, AMT, 5.00% 2021	11,600	13,182
Miami-Dade County, Miami International Airport (Hub of the Americas), Aviation Rev. Ref. Bonds, Series 2003-E, AMT, National insured, 5.375% 2017	2,000	2,286	1.12
Miami-Dade County, Miami International Airport (Hub of the Americas), Aviation Rev. Ref. Bonds, Series 2005-B, AMT, XLCA insured, 5.00% 2018	1,000	1,062
Miami-Dade County, Miami International Airport (Hub of the Americas), Aviation Rev. Ref. Bonds, Series 2009-A, 5.75% 2022	1,500	1,702
Miami-Dade County, Miami International Airport (Hub of the Americas), Aviation Rev. Ref. Bonds, Series 2009-B, 5.50% 2018	3,580	4,219
Miami-Dade County, Miami International Airport (Hub of the Americas), Aviation Rev. Ref. Bonds, Series 2009-B, 5.75% 2021	2,000	2,300
Putnam County Dev. Auth., Pollution Control Rev. Ref. Bonds (Seminole Electric Cooperative, Inc. Project), Series 2007-B, AMBAC insured, 5.35% 2042 (put 2018)	10,370	11,933	.40
Other securities		204,633	6.80
		310,135	10.31

Georgia 2.75%
DeKalb County Hospital Auth., Rev. Ref. Anticipation Certificates (DeKalb Medical Center, Inc. Project), Series 2010, 5.25% 2020	8,750	9,414	.31
Municipal Electric Auth., Project One Rev. Ref. Bonds, Series 2008-D, 5.75% 2019	16,000	18,899	.63
Public Gas Partners, Inc., Gas Project Rev. Ref. Bonds (Gas Supply Pool No. 1), Series A, 5.00% 2018	10,930	12,528	.41
Other securities		42,097	1.40
		82,938	2.75

18	American Funds Tax-Exempt Funds

Limited Term Tax-Exempt Bond Fund of America

	Principal amount (000)	Value (000)	Percent of net assets
Hawaii 0.83%
Airports System Rev. Bonds, Series 2010-B, AMT, 5.00% 2018	$9,900	$11,327	.37%
Other securities		13,817	.46
		25,144	.83

Illinois 8.17%
City of Chicago, O’Hare International Airport, General Airport Rev. Bonds, Series 2011-B, 5.00% 2017	1,500	1,684
City of Chicago, O’Hare International Airport, General Airport Rev. Bonds, Series 2011-B, 5.00% 2019	2,785	3,223
City of Chicago, O’Hare International Airport, General Airport Rev. Bonds, Series 2012-B, AMT, 5.00% 2024	2,000	2,163
City of Chicago, O’Hare International Airport, General Airport Rev. Ref. Bonds, Series 2005-B, FGIC-National insured, 5.25% 2015	1,500	1,568
City of Chicago, O’Hare International Airport, General Airport Rev. Ref. Bonds, Series 2005-B, National insured, 5.25% 2016	1,000	1,088
City of Chicago, O’Hare International Airport, General Airport Rev. Ref. Bonds, Series 2008-A, Assured Guaranty Municipal insured, 5.00% 2019	2,000	2,246
City of Chicago, O’Hare International Airport, General Airport Rev. Ref. Bonds, Series 2012-A, AMT, 5.00% 2025	6,170	6,604	1.44
City of Chicago, O’Hare International Airport, General Airport Rev. Ref. Bonds, Series 2013-A, AMT, 5.00% 2021	10,000	11,237
City of Chicago, O’Hare International Airport, General Airport Rev. Ref. Bonds, Series 2013-A, AMT, 5.00% 2023	5,000	5,512
City of Chicago, O’Hare International Airport, Passenger Fac. Charge Rev. Ref. Bonds, Series 2012-B, AMT, 5.00% 2018	2,000	2,267
City of Chicago, O’Hare International Airport, Passenger Fac. Charge Rev. Ref. Bonds, Series 2012-B, AMT, 5.00% 2019	2,000	2,274
City of Chicago, O’Hare International Airport, Passenger Fac. Charge Rev. Ref. Bonds, Series 2013-B, AMT, 5.00% 2022	3,000	3,336
Regional Transportation Auth. of Cook, DuPage, Kane, Lake, McHenry and Will Counties, G.O. Rev. Ref. Bonds, Series 2003-A, FGIC-National insured, 5.50% 2018	7,720	9,168	.30
Fin. Auth., Rev. Ref. Bonds (University of Chicago Medical Center), Series 2009-A, 5.00% 2018	7,500	8,748	.29
Railsplitter Tobacco Settlement Auth., Tobacco Settlement Rev. Bonds, Series 2010, 5.125% 2019	6,500	7,505
Railsplitter Tobacco Settlement Auth., Tobacco Settlement Rev. Bonds, Series 2010, 5.25% 2020	6,500	7,557
Railsplitter Tobacco Settlement Auth., Tobacco Settlement Rev. Bonds, Series 2010, 5.375% 2021	1,000	1,165	1.00
Railsplitter Tobacco Settlement Auth., Tobacco Settlement Rev. Bonds, Series 2010, 5.50% 2023	12,425	13,926
State Toll Highway Auth., Toll Highway Priority Rev. Ref. Bonds, Series 1998-A, Assured Guaranty Municipal insured, 5.50% 2015	9,825	10,297	.34
Other securities		144,553	4.80
		246,121	8.17

Indiana 3.28%
Fin. Auth., Private Activity Bonds (Ohio River Bridges East End Crossing Project), Series 2013-B, AMT, 5.00% 2019	10,440	11,234	.37
Indianapolis Airport Auth., Special Fac. Rev. Ref. Bonds (Federal Express Corp. Project), Series 2004, AMT, 5.10% 2017	20,545	22,697	.76
Other securities		64,749	2.15
		98,680	3.28

American Funds Tax-Exempt Funds	19

Limited Term Tax-Exempt Bond Fund of America

Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)	Percent of net assets
Kentucky 1.24%
Public Transportation Infrastructure Auth., Toll Rev. Bond Anticipation Notes (Downtown Crossing Project), Series 2013-A, 5.00% 2017	$8,625	$9,637	.32%
Other securities		27,814	.92
		37,451	1.24

Louisiana 1.69%
Tobacco Settlement Fncg. Corp., Tobacco Settlement Asset-Backed Ref. Bonds, Series 2013-A, 5.00% 2022	8,235	9,371	.31
Other securities		41,629	1.38
		51,000	1.69

Maryland 0.76%
Transportation Auth., Airport Parking Rev. Ref. Bonds (Baltimore/Washington International Thurgood Marshall Airport Projects), Series 2012-B, AMT, 5.00% 2020	8,150	9,387	.31
Other securities		13,567	.45
		22,954	.76

Michigan 4.17%
Wayne County Airport Auth., Airport Rev. Bonds (Detroit Metropolitan Wayne County Airport), Series 2005, AMT, National insured, 5.25% 2016	3,000	3,229
Wayne County Airport Auth., Airport Rev. Bonds (Detroit Metropolitan Wayne County Airport), Series 2007, AMT, FGIC-National insured, 5.00% 2018	1,000	1,093
Wayne County Airport Auth., Airport Rev. Ref. Bonds (Detroit Metropolitan Wayne County Airport), Series 2008-A, AMT, Assured Guaranty insured, 5.25% 2018	1,465	1,610
Wayne County Airport Auth., Airport Rev. Ref. Bonds (Detroit Metropolitan Wayne County Airport), Series 2010-A, AMT, 5.00% 2017	4,365	4,844
Wayne County Airport Auth., Airport Rev. Ref. Bonds (Detroit Metropolitan Wayne County Airport), Series 2010-A, AMT, 5.00% 2018	1,990	2,220	1.22
Wayne County Airport Auth., Airport Rev. Ref. Bonds (Detroit Metropolitan Wayne County Airport), Series 2011-A, AMT, 5.00% 2019	1,000	1,114
Wayne County Airport Auth., Airport Rev. Ref. Bonds (Detroit Metropolitan Wayne County Airport), Series 2011-A, AMT, 5.00% 2020	10,000	11,018
Wayne County Airport Auth., Airport Rev. Ref. Bonds (Detroit Metropolitan Wayne County Airport), Series 2011-B, 5.00% 2019	1,000	1,143
Wayne County Airport Auth., Airport Rev. Ref. Bonds (Detroit Metropolitan Wayne County Airport), Series 2012-D, AMT, 5.00% 2018	5,490	6,124
Wayne County Airport Auth., Airport Rev. Ref. Bonds (Detroit Metropolitan Wayne County Airport), Series 2012-D, AMT, 5.00% 2019	3,560	3,965
Other securities		88,476	2.95
		124,836	4.17

Nevada 2.30%
Clark County, Highway Rev. (Motor Vehicle Fuel Tax) Ref. Bonds, Series 2011, 5.00% 2020	12,320	14,434	.48
Las Vegas Valley Water Dist., G.O. (Limited Tax) Ref. Bonds, Series 2011-C, 5.00% 2019	7,760	9,098	.30
Other securities		45,807	1.52
		69,339	2.30

New Jersey 2.30%
Transit Corp., Certs. of Part., Series 2003-A, AMBAC insured, 5.25% 2014	8,000	8,244	.27
Other securities		61,107	2.03
		69,351	2.30

20	American Funds Tax-Exempt Funds

Limited Term Tax-Exempt Bond Fund of America

	Principal amount (000)	Value (000)	Percent of net assets
New York 8.34%
Metropolitan Transportation Auth., Transportation Rev. Bonds, Series 2003-B, FGIC-National insured, 5.25% 2020	$5,500	$6,511
Metropolitan Transportation Auth., Transportation Rev. Bonds, Series 2008-C, 5.50% 2018	8,500	9,450
Metropolitan Transportation Auth., Transportation Rev. Bonds, Series 2012-E, 5.00% 2020	3,250	3,796
Metropolitan Transportation Auth., Transportation Rev. Ref. Bonds, Series 2002-G-1H, 0.964% 2026 (put 2016)[1]	2,650	2,671	1.10%
Metropolitan Transportation Auth., Transportation Rev. Ref. Bonds, Series 2011-C, 5.00% 2018	1,105	1,288
Metropolitan Transportation Auth., Transportation Rev. Ref. Bonds, Series 2012-D, 5.00% 2020	7,000	8,177
Metropolitan Transportation Auth., Transportation Rev. Ref. Bonds, Series 2012-F, 5.00% 2021	1,000	1,163
Thruway Auth., Local Highway and Bridge Service Contract Rev. Ref. Bonds, Series 2009, 5.00% 2017	10,000	11,361	.38
Other securities		206,725	6.86
		251,142	8.34

South Carolina 0.68%
Transportation Infrastructure Bank, Rev. Ref. Bonds, Series 2005-A, AMBAC insured, 5.25% 2018	8,000	9,414	.31
Other securities		10,930	.37
		20,344	.68

Texas 8.45%
G.O. Bonds, College Student Loan Bonds, Series 2011-A, AMT, 5.00% 2019	1,700	2,019
G.O. Bonds, Water Financial Assistance Bonds (Water Infrastructure Fund), Series 2009-A, 5.00% 2019	1,000	1,175
Transportation Commission, G.O. Mobility Fund Bonds, Series 2008, 5.00% 2017	4,000	4,559	.41
Transportation Commission, G.O. Mobility Fund Bonds, Series 2008, 5.00% 2020	4,000	4,602
City of Houston, Airport System Rev. Ref. Bonds, Series 2011-A, AMT, 5.00% 2019	10,000	11,619	.38
North Texas Tollway Auth., System Rev. Ref. Bonds, Series 2008-E-3, 5.75% 2038 (put 2016)	9,850	10,727	.36
Other securities		219,803	7.30
		254,504	8.45

Washington 2.58%
Various Purpose G.O. Bonds, Series 1992-B, 6.40% 2017	9,400	10,389	.34
Other securities		67,370	2.24
		77,759	2.58

Wisconsin 1.30%
Health and Educational Facs. Auth., Rev. Ref. Bonds (Aurora Health Care, Inc.), Series 2012-A, 5.00% 2021	7,765	8,675	.29
Other securities		30,398	1.01
		39,073	1.30

Other states & U.S. territories 17.21%
Other securities		518,000	17.21
Total bonds, notes & other debt instruments (cost: $2,694,920,000)		2,837,305	94.24

American Funds Tax-Exempt Funds	21

Limited Term Tax-Exempt Bond Fund of America

Short-term securities 4.90%	Principal amount (000)	Value (000)	Percent of net assets
State of California, Rev. Anticipation Notes, Series 2013-14-A-2, 2.00% 6/23/2014	$20,000	$20,144	.67%
State of California, Pollution Control Fncg. Auth., Pollution Control Rev. Ref. Bonds (Pacific Gas and Electric Co.), Series 1996-C, JPMorgan Chase LOC, 0.04% 2026[1]	1,800	1,800
State of California, Pollution Control Fncg. Auth., Pollution Control Rev. Ref. Bonds (Pacific Gas and Electric Co.), Series 1996-E, JPMorgan Chase LOC, 0.04% 2026[1]	8,300	8,300	.36
State of California, Pollution Control Fncg. Auth., Pollution Control Rev. Ref. Bonds (Pacific Gas and Electric Co.), Series 1997-B, AMT, JPMorgan Chase LOC, 0.06% 2026[1]	600	600
State of Nebraska, Educational Fin. Auth., Rev. Ref. Bonds (Creighton University Projects), Series 2008, JPMorgan Chase LOC, 0.05% 2035[1]	13,105	13,105	.43
State of Texas, Tax and Rev. Anticipation Notes, Series 2013, 2.00% 8/28/2014	75,000	75,813	2.52
Other securities		27,835	.92

Total short-term securities (cost: $147,533,000)		147,597	4.90
Total investment securities (cost: $2,842,453,000)		2,984,902	99.14
Other assets less liabilities		25,702	.86

Net assets		$3,010,604	100.00%

This summary investment portfolio is designed to streamline the report and help investors better focus on the fund’s principal holdings. See the inside back cover for details on how to obtain a complete schedule of portfolio holdings.

“Other securities” includes all issues that are not disclosed separately in the summary investment portfolio.

[1]	Coupon rate may change periodically. For short-term securities, the date of the next scheduled coupon rate change is considered to be the maturity date.
[2]	Acquired in a transaction exempt from registration under Rule 144A of the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities, including those in “Other securities,” was $12,246,000, which represented .41% of the net assets of the fund.

Key to abbreviations

Agcy. = Agency

AMT = Alternative Minimum Tax

Auth. = Authority

Certs. of Part.= Certificates of Participation

Dept. = Department

Dev. = Development

Dist. = District

Econ. = Economic

Fac. = Facility

Facs. = Facilities

Fin. = Finance

Fncg. = Financing

G.O. = General Obligation

LOC = Letter of Credit

Preref. = Prerefunded

Redev. = Redevelopment

Ref. = Refunding

Rev. = Revenue

TECP = Tax-Exempt Commercial Paper

See Notes to Financial Statements

22	American Funds Tax-Exempt Funds

The Tax-Exempt Bond Fund of America	unaudited
Summary investment portfolio January 31, 2014

Quality ratings*	Percent of net assets

Aaa/AAA 8.2%	Below investment grade 4.9%
Aa/AA 28.8%	Unrated 4.8%
A/A 31.7%	Short-term securities &
Baa/BBB 14.1%	other assets less liabilities 7.5%

*	Bond ratings, which typically range from Aaa/AAA (highest) to D (lowest), are assigned by credit rating agencies such as Moody’s, Standard & Poor’s and/or Fitch as an indication of an issuer’s creditworthiness. If agency ratings differ, the security will be considered to have received the highest of those ratings, consistent with the fund’s investment policies. Securities in the “unrated” category (above) have not been rated by a rating agency; however, the investment adviser performs its own credit analysis and assigns comparable ratings that are used for compliance with the fund’s investment policies.

Bonds, notes & other debt instruments 92.53%	Principal amount (000)	Value (000)	Percent of net assets
Alabama 0.93%
Federal Aid Highway Fin. Auth., Federal Highway Grant Anticipation Bonds, Series 2012, 5.00% 2025	$15,000	$16,870	.19%
Other securities		65,385	.74
		82,255	.93

Arizona 3.10%
Health Facs. Auth., Rev. Bonds (Banner Health), Series 2007-B, 0.973% 2037[1]	22,200	17,195	.20
Other securities		255,207	2.90
		272,402	3.10

California 11.93%
Econ. Recovery Bonds, Ref. Series 2009-A, 5.25% 2021	17,750	21,084	.24
Foothill/Eastern Transportation Corridor Agcy., Toll Road Rev. Ref. Bonds, Series 2013-A, 6.00% 2053	25,500	25,594	.29
Various Purpose G.O. Bonds, 5.00% 2038	5,000	5,276
Various Purpose G.O. Bonds, 5.25% 2018	5,000	5,854
Various Purpose G.O. Bonds, 5.25% 2028	10,185	11,609
Various Purpose G.O. Bonds, 5.25% 2028	3,000	3,423	.68
Various Purpose G.O. Bonds, 6.00% 2038	8,000	9,188
Various Purpose G.O. Bonds, 6.00% 2039	10,000	11,639
Various Purpose G.O. Bonds, 6.50% 2033	7,000	8,411
Various Purpose G.O. Ref. Bonds, 5.00% 2032	4,000	4,287
City of San Buenaventura, Rev. Bonds (Community Memorial Health System), Series 2011, 7.50% 2041	19,600	21,986	.25
Airport Commission, City and County of San Francisco, San Francisco International Airport, Second Series Rev. Bonds, Series 2009-E, 5.25% 2032	16,500	18,360	.21
Tobacco Securitization Auth. of Southern California, Tobacco Settlement Asset-backed Rev. Ref. Bonds (San Diego County Tobacco Asset Securitization Corp.), Series 2006-A, 5.125% 2046	25,440	18,434	.21
Turlock Irrigation Dist., Rev. Ref. Bonds, Series 2011, 5.50% 2041	17,990	19,252	.22
Other securities		865,137	9.83
		1,049,534	11.93

American Funds Tax-Exempt Funds	23

The Tax-Exempt Bond Fund of America

Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)	Percent of net assets
Colorado 2.67%
Health Facs. Auth., Health Facs. Rev. Ref. Bonds (Evangelical Lutheran Good Samaritan Society Project), Series 2012, 5.00% 2042	$26,000	$24,963	.28%
Regional Transportation Dist., Private Activity Bonds (Denver Transit Partners Eagle P3 Project), Series 2010, 6.00% 2041	23,765	24,624	.28
Other securities		185,659	2.11
		235,246	2.67

Florida 8.29%
Citizens Property Insurance Corp., High-Risk Account Secured Bonds, Series 2009-A-1, 6.00% 2017	20,000	23,229	.26
Orlando-Orange County Expressway Auth., Rev. Ref. Bonds, Series 2013-A, 5.00% 2035	27,350	28,614	.33
Other securities		678,027	7.70
		729,870	8.29

Georgia 3.48%
City of Atlanta, Water and Wastewater Rev. Ref. Bonds, Series 1999-A, FGIC-National insured, 5.50% 2022	20,500	24,134	.28
Dev. Auth. of Burke County, Pollution Control Rev. Bonds (Oglethorpe Power Corp. Vogtle Project), Series 2008-E, 7.00% 2023	19,670	22,997	.26
Municipal Electric Auth., Project One Rev. Ref. Bonds, Series 2008-D, 5.75% 2019	23,000	27,167	.31
Other securities		231,703	2.63
		306,001	3.48

Illinois 8.74%
Fin. Auth., Rev. Bonds (DePaul University), Series 2011-A, 6.125% 2040	16,020	17,793	.20
Fin. Auth., Student Housing Rev. Ref. Bonds (CHF-DeKalb II, L.L.C. - Northern Illinois University Project), Series 2011, 6.875% 2043	27,500	29,494	.34
State Toll Highway Auth., Toll Highway Priority Rev. Bonds, Series 2006-A-1, Assured Guaranty Municipal insured, 5.00% 2024	5,000	5,419
State Toll Highway Auth., Toll Highway Rev. Bonds, Series 2008-B, 5.50% 2033	18,210	19,792
State Toll Highway Auth., Toll Highway Rev. Bonds, Series 2013-A, 5.00% 2027	1,305	1,433
State Toll Highway Auth., Toll Highway Rev. Bonds, Series 2013-A, 5.00% 2028	1,000	1,090
State Toll Highway Auth., Toll Highway Rev. Bonds, Series 2013-A, 5.00% 2029	3,000	3,250
State Toll Highway Auth., Toll Highway Rev. Bonds, Series 2013-A, 5.00% 2030	7,100	7,642
State Toll Highway Auth., Toll Highway Rev. Bonds, Series 2013-A, 5.00% 2032	1,000	1,063	1.17
State Toll Highway Auth., Toll Highway Rev. Bonds, Series 2013-A, 5.00% 2033	2,200	2,329
State Toll Highway Auth., Toll Highway Rev. Bonds, Series 2013-A, 5.00% 2038	28,250	29,120
State Toll Highway Auth., Toll Highway Rev. Ref. Bonds, Series 2010-A-1, 4.50% 2027	6,000	6,254
State Toll Highway Auth., Toll Highway Rev. Ref. Bonds, Series 2010-A-1, 5.00% 2025	10,000	10,915
State Toll Highway Auth., Toll Highway Rev. Ref. Bonds, Series 2010-A-1, 5.00% 2028	10,000	10,655
State Toll Highway Auth., Toll Highway Rev. Ref. Bonds, Series 2010-A-1, 5.00% 2031	4,000	4,210
Other securities		619,080	7.03
		769,539	8.74

24	American Funds Tax-Exempt Funds

The Tax-Exempt Bond Fund of America

	Principal amount (000)	Value (000)	Percent of net assets
Indiana 2.36%
Health and Educational Fac. Fncg. Auth., Hospital Rev. Bonds (Clarian Health Obligated Group), Series 2006-A, 5.00% 2039	$17,750	$17,862	.20%
Fin. Auth., Midwestern Disaster Relief Rev. Bonds (Ohio Valley Electric Corp. Project), Series 2012-A, 5.00% 2039	18,415	17,452	.20
Other securities		172,789	1.96
		208,103	2.36

Iowa 0.45%
Fin. Auth., Midwestern Disaster Area Rev. Ref. Bonds (Iowa Fertilizer Co. Project), Series 2013, 5.00% 2019	23,000	22,781	.26
Other securities		17,103	.19
		39,884	.45

Kansas 0.55%
Dept. of Transportation, Highway Rev. Ref. Bonds, Series 2012-B, 5.00% 2019	15,000	17,974	.20
Other securities		30,511	.35
		48,485	.55

Louisiana 2.07%
Local Government Environmental Facs. and Community Dev. Auth., Rev. Bonds (Westlake Chemical Corp. Projects), Series 2007, 6.75% 2032	23,500	25,107	.28
Other securities		157,475	1.79
		182,582	2.07

Maryland 0.70%
Baltimore County, Rev. Ref. Bonds (Oak Crest Village, Inc. Fac.), Series 2007-A, 5.00% 2037	17,000	17,109	.20
Other securities		44,110	.50
		61,219	.70

Massachusetts 2.52%
Dev. Fin. Agcy., Rev. Ref. Bonds (Boston University Issue), Series V-1, 5.00% 2029	15,800	17,299	.20
Other securities		204,171	2.32
		221,470	2.52

Michigan 3.21%
Tobacco Settlement Fin. Auth., Tobacco Settlement Asset-backed Bonds, Current Interest Bonds, Series 2007-A, 6.00% 2048	43,205	33,494	.38
Other securities		248,681	2.83
		282,175	3.21

Nevada 2.40%
Clark County, Airport System Rev. Bonds, Series 2004-A-2, FGIC-National insured, 5.00% 2036	20,000	20,285	.45
Clark County, Airport System Rev. Bonds, Series 2010-B, 5.125% 2036	18,000	18,859
Other securities		171,848	1.95
		210,992	2.40

New Hampshire 0.41%
Business Fin. Auth., Rev. Bonds (Elliot Hospital Obligated Group Issue), Series 2009-A, 6.125% 2039	18,115	19,063	.22
Other securities		16,573	.19
		35,636	.41

American Funds Tax-Exempt Funds	25

The Tax-Exempt Bond Fund of America

Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)	Percent of net assets
New Jersey 2.42%
Tobacco Settlement Fncg. Corp., Tobacco Settlement Asset-backed Rev. Ref. Bonds, Series 2007-1-A, 5.00% 2041	$34,500	$25,538	.29%
Transit Corp., Certs. of Part., Series 2005-A, FGIC-National insured, 5.00% 2018	7,750	8,265
Transit Corp., Certs. of Part., Series 2005-A, FGIC-National insured, 5.00% 2021	5,000	5,293
Transportation Trust Fund Auth., Transportation System Bonds (Capital Appreciation Bonds), Series 2010-A, 0% 2030	10,000	4,254
Transportation Trust Fund Auth., Transportation System Bonds, Series 2004-A, FGIC-National insured, 5.75% 2025	5,000	6,082
Transportation Trust Fund Auth., Transportation System Bonds, Series 2008-A, 6.00% 2038	3,255	3,691
Transportation Trust Fund Auth., Transportation System Bonds, Series 2011-B, 5.50% 2031	2,000	2,199	.99
Transportation Trust Fund Auth., Transportation System Rev. Ref. Bonds, Current Interest Bonds, Series 2006-A, 5.25% 2020	10,000	11,877
Transportation Trust Fund Auth., Transportation System Rev. Ref. Bonds, Current Interest Bonds, Series 2006-A, 5.25% 2021	10,000	11,801
Transportation Trust Fund Auth., Transportation System Rev. Ref. Bonds, Current Interest Bonds, Series 2006-A, 5.25% 2022	20,000	23,486
Transportation Trust Fund Auth., Transportation System Rev. Ref. Bonds, Series 2005-B, AMBAC insured, 5.25% 2023	8,000	9,357
Transportation Trust Fund Auth., Transportation System Rev. Ref. Bonds, Series 2013-A, 5.00% 2020	1,000	1,169
Other securities		99,882	1.14
		212,894	2.42

New York 5.28%
Liberty Dev. Corp., Liberty Rev. Ref. Bonds (Bank of America Tower at One Bryant Park Project), Series 2010, 6.375% 2049	21,000	22,516	.26
Seneca Nation of Indians, Rev. Bonds, Series A, 5.00% 2023[2]	18,900	18,994	.21
Other securities		423,496	4.81
		465,006	5.28

Ohio 3.99%
Air Quality Dev. Auth., Air Quality Dev. Rev. Bonds (FirstEnergy Generation Corp. Project), Series 2009-A, 5.70% 2020	16,215	18,073
Air Quality Dev. Auth., Pollution Control Rev. Ref. Bonds (FirstEnergy Generation Corp. Project), Series 2009-C, 5.625% 2018	17,200	19,065	.42
Buckeye Tobacco Settlement Fncg. Auth., Tobacco Settlement Asset- backed Bonds, Convertible Capital Appreciation Bonds, Series 2007-A-3, 6.25% 2037	5,000	4,098
Buckeye Tobacco Settlement Fncg. Auth., Tobacco Settlement Asset- backed Bonds, Current Interest Bonds, Series 2007-A-2, 5.875% 2030	36,950	29,796
Buckeye Tobacco Settlement Fncg. Auth., Tobacco Settlement Asset- backed Bonds, Current Interest Bonds, Series 2007-A-2, 5.875% 2047	35,790	28,589	1.07
Buckeye Tobacco Settlement Fncg. Auth., Tobacco Settlement Asset- backed Bonds, Current Interest Bonds, Series 2007-A-2, 6.50% 2047	37,125	31,801
Other securities		219,593	2.50
		351,015	3.99

South Carolina 1.23%
Building Equity Sooner for Tomorrow (BEST), Installment Purchase Rev. Ref. Bonds (School Dist. of Greenville County, South Carolina Project), Series 2006, 5.00% 2023	19,845	21,790	.25
Public Service Auth., Rev. Ref. Obligations (Santee Cooper), Series 2008-A, 5.50% 2038	20,000	22,053	.25
Other securities		64,685	.73
		108,528	1.23

26	American Funds Tax-Exempt Funds

The Tax-Exempt Bond Fund of America

	Principal amount (000)	Value (000)	Percent of net assets
Texas 9.98%
Bexar County Hospital Dist., Combination Tax and Rev. Certificates of Obligation, Series 2008, 5.00% 2032	$20,500	$21,987	.25%
G.O. Bonds, Water Financial Assistance Bonds (Water Infrastructure Fund), Series 2009-A, 5.00% 2028	1,500	1,690
G.O. Bonds, Water Financial Assistance Bonds (Water Infrastructure Fund), Series 2011-A, 5.00% 2021	1,400	1,684
G.O. Bonds, Water Financial Assistance Bonds (Water Infrastructure Fund), Series 2013-B, 5.00% 2026	1,600	1,857
Public Fin. Auth., G.O. Bonds, Series 2007, 5.00% 2024	1,525	1,731	.36
Transportation Commission, G.O. Mobility Fund Bonds, Series 2008, 5.00% 2017	2,250	2,564
Transportation Commission, G.O. Mobility Fund Bonds, Series 2008, 5.00% 2021	12,545	14,390
Transportation Commission, G.O. Mobility Fund Bonds, Series 2008, 5.00% 2028	7,000	7,781
Grand Parkway Transportation Corp., System Toll Rev. Bonds, Series 2013-B, 5.00% 2053	20,550	20,808	.24
North Texas Tollway Auth., System Rev. Ref. Bonds, Current Interest Bonds, Series 2008-A, 5.50% 2018	1,000	1,140
North Texas Tollway Auth., System Rev. Ref. Bonds, Current Interest Bonds, Series 2008-A, 5.625% 2033	15,100	16,371
North Texas Tollway Auth., System Rev. Ref. Bonds, Current Interest Bonds, Series 2008-A, 6.00% 2021	3,760	4,282
North Texas Tollway Auth., System Rev. Ref. Bonds, Current Interest Bonds, Series 2008-A, 6.00% 2023	12,570	14,315
North Texas Tollway Auth., System Rev. Ref. Bonds, Current Interest Bonds, Series 2008-A, 6.00% 2025	5,000	5,658
North Texas Tollway Auth., System Rev. Ref. Bonds, Series 2008-E-3, 5.75% 2038 (put 2016)	2,150	2,341
North Texas Tollway Auth., System Rev. Ref. Bonds, Series 2008-F, 5.75% 2033	11,000	11,730
North Texas Tollway Auth., System Rev. Ref. Bonds, Series 2008-F, 5.75% 2038	8,500	9,001	1.34
North Texas Tollway Auth., System Rev. Ref. Bonds, Series 2009-A, 6.00% 2028	16,000	18,316
North Texas Tollway Auth., System Rev. Ref. Bonds, Series 2009-A, 6.10% 2028	5,000	5,747
North Texas Tollway Auth., System Rev. Ref. Bonds, Series 2009-A, 6.25% 2039	5,000	5,581
North Texas Tollway Auth., System Rev. Ref. Bonds, Series 2010, 6.00% 2034	1,500	1,670
North Texas Tollway Auth., System Rev. Ref. Bonds, Series 2010, 6.00% 2038	5,000	5,508
North Texas Tollway Auth., System Rev. Ref. Bonds, Series 2011-B, 5.00% 2038	8,000	8,238
North Texas Tollway Auth., System Rev. Ref. Bonds, Series 2012-C, 1.95% 2038 (put 2019)	8,600	8,383
Other securities		685,765	7.79
		878,538	9.98

Washington 3.27%
Energy Northwest, Electric Rev. Ref. Bonds (Project 1), Series 2012-A, 5.00% 2017	17,000	19,504	.22
Health Care Facs. Auth., Rev. Ref. Bonds (Virginia Mason Medical Center), Series 2007-A, 6.125% 2037	18,500	19,155	.22
Other securities		249,361	2.83
		288,020	3.27

American Funds Tax-Exempt Funds	27

The Tax-Exempt Bond Fund of America

Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)	Percent of net assets
Wisconsin 1.99%
General Fund Annual Appropriation Rev. Ref. Bonds, Series 2009-A, 6.00% 2036	$52,960	$59,613	.68%
Other securities		115,585	1.31
		175,198	1.99
Other states & U.S. territories 10.56%
Other securities		928,644	10.56
Total bonds, notes & other debt instruments (cost: $7,851,595,000)		8,143,236	92.53

Short-term securities 6.55%
State of California, Rev. Anticipation Notes, Series 2013-14-A-2, 2.00% 6/23/2014	45,000	45,323	.52
State of Massachusetts, Health and Educational Facs. Auth., Demand Rev. Bonds (Dana Farber Cancer Institute Issue), Series 2008-L1, JPMorgan Chase LOC, 0.03% 2046[1]	20,000	20,000	.23
State of New Jersey, Transportation Trust Fund Auth., Transportation System Bonds, Series 2009-C, 0.04% 2032[1]	6,250	6,250	.07
State of Texas, Tax and Rev. Anticipation Notes, Series 2013, 2.00% 8/28/2014	225,000	227,439	2.58
Other securities		277,621	3.15

Total short-term securities (cost: $576,470,000)		576,633	6.55
Total investment securities (cost: $8,428,065,000)		8,719,869	99.08
Other assets less liabilities		81,138	.92

Net assets		$8,801,007	100.00%

This summary investment portfolio is designed to streamline the report and help investors better focus on the fund’s principal holdings. See the inside back cover for details on how to obtain a complete schedule of portfolio holdings.

“Other securities” includes all issues that are not disclosed separately in the summary investment portfolio.

[1]	Coupon rate may change periodically. For short-term securities, the date of the next scheduled coupon rate change is considered to be the maturity date.
[2]	Acquired in a transaction exempt from registration under Rule 144A of the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration,normally to qualified institutional buyers. The total value of all such securities,including those in “Other securities,” was $94,550,000,which represented 1.07% of the net assets of the fund.

Key to abbreviations

Agcy. = Agency

Auth. = Authority

Certs. of Part. = Certificates of Participation

Dept. = Department

Dev. = Development

Dist. = District

Econ. = Economic

Fac. = Facility

Facs. = Facilities

Fin. = Finance

Fncg. = Financing

G.O. = General Obligation

LOC = Letter of Credit

Preref. = Prerefunded

Redev. = Redevelopment

Ref. = Refunding

Rev. = Revenue

TECP = Tax-Exempt Commercial Paper

See Notes to Financial Statements

28	American Funds Tax-Exempt Funds

American High-Income Municipal Bond Fund	unaudited
Summary investment portfolio January 31, 2014

Quality ratings*	Percent of net assets

Aaa/AAA 0.1%	Below investment grade 20.5%
Aa/AA 3.9%	Unrated 22.7%
A/A 16.7%	Other 0.2%
Baa/BBB 30.3%	Short-term securities &
other assets less liabilities 5.6%

*	Bond ratings, which typically range from Aaa/AAA (highest) to D (lowest), are assigned by credit rating agencies such as Moody’s, Standard & Poor’s and/or Fitch as an indication of an issuer’s creditworthiness. If agency ratings differ, securities are placed in the lowest-rated category. Securities in the “unrated” category (above) have not been rated by a rating agency; however, the investment adviser performs its own credit analysis and assigns comparable ratings that are used for compliance with the fund’s investment policies.

Bonds, notes & other debt instruments 94.17%	Principal amount (000)	Value (000)	Percent of net assets
Arizona 2.82%
Industrial Dev. Auth. of the County of Pima, Water and Wastewater Rev. Bonds (Global Water Resources, LLC Project), Series 2007, AMT, 6.55% 2037[1]	$17,000	$17,083
Industrial Dev. Auth. of the County of Pima, Water and Wastewater Rev. Bonds (Global Water Resources, LLC Project), Series 2008, AMT, 7.50% 2038[1]	10,000	10,391	1.03%
Other securities		47,793	1.79
		75,267	2.82

California 15.04%
Morongo Band of Mission Indians, Enterprise Rev. Ref. Bonds, Series 2008-B, 6.50% 2028[1]	9,750	10,627	.40
Municipal Fin. Auth., Rev. Ref. Bonds (Azusa Pacific University Project), Series 2011-B, 8.00% 2041[1,2]	7,500	8,399	.31
Pollution Control Fncg. Auth., Water Furnishing Rev. Bonds (Poseidon Resources (Channelside) LP Desalination Project), Series 2012 Plant Bonds, AMT, 5.00% 2045[1]	12,000	10,612	.40
City of San Buenaventura, Rev. Bonds (Community Memorial Health System), Series 2011, 7.50% 2041[1]	12,750	14,302	.53
Redev. Agcy. of the City of San Jose, Tax Allocation Ref. Bonds (Merged Area Redev. Project), Series 2006-C,National insured, 3.75% 2028[1]	11,545	10,037	.38
Tobacco Securitization Auth. of Southern California, Tobacco Settlement Asset-backed Rev. Ref. Bonds (San Diego County Tobacco Asset Securitization Corp.), Series 2006-A, 5.125% 2046[1]	14,375	10,416	.39
Other securities		337,139	12.63
		401,532	15.04

Colorado 5.32%
City and County of Denver, Dept. of Aviation, Special Facs. Airport Rev. Ref. Bonds (United Air Lines Project), Series 2007-A, AMT, 5.25% 2032	18,000	16,782
City and County of Denver, Dept. of Aviation, Special Facs. Airport Rev. Ref. Bonds (United Air Lines Project), Series 2007-A, AMT, 5.75% 2032	2,905	2,870	.74
Health Facs. Auth., Health Care Facs. Rev. Bonds (American Baptist Homes of the Midwest Obligated Group), Series 2013, 8.00% 2043[1]	11,000	10,871	.41
Health Facs. Auth., Rev. Bonds (Covenant Retirement Communities, Inc.), Series 2005, 5.00% 2035[1]	17,050	15,628	.58
Regional Transportation Dist., Private Activity Bonds (Denver Transit Partners Eagle P3 Project), Series 2010, 6.00% 2041[1]	14,800	15,335	.57
Other securities		80,576	3.02
		142,062	5.32

American Funds Tax-Exempt Funds	29

American High-Income Municipal Bond Fund

Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)	Percent of net assets
Florida 7.61%
Lee County Industrial Dev. Auth., Healthcare Facs. Rev. Ref. Bonds (Shell Point/Alliance Obligated Group, Shell Point Village/Alliance Community Project), Series 2007, 5.00% 2029[1]	$13,425	$13,067	.49%
Lee County, Airport Rev. Ref. Bonds, Series 2011-A, AMT, 5.375% 2032[1]	9,935	10,356	.39
Seminole Tribe of Florida, Series A, 5.25% 2027[1,2]	10,000	10,314	.39
Other securities		169,356	6.34
		203,093	7.61

Illinois 5.98%
Fin. Auth., Rev. Ref. Bonds (Franciscan Communities, Inc.), Series 2007-A, 5.50% 2027[1]	8,550	8,306	.31
Fin. Auth., Rev. Ref. Bonds (OSF Healthcare System), Series 2010-A, 6.00% 2039[1]	8,935	9,764	.37
Fin. Auth., Rev. Ref. Bonds (Provena Health), Series 2009-A, 7.75% 2034[1]	9,800	11,959	.45
Fin. Auth., Student Housing Rev. Ref. Bonds (CHF-DeKalb II, L.L.C. - Northern Illinois University Project), Series 2011, 6.875% 2043[1]	11,500	12,334	.46
Southwestern Illinois Dev. Auth., Health Fac. Rev. Bonds (Memorial Group, Inc.), Series 2013, 7.625% 2048[1]	11,000	10,952	.41
Other securities		106,333	3.98
		159,648	5.98

Indiana 2.62%
Fin. Auth., Midwestern Disaster Relief Rev. Bonds (Ohio Valley Electric Corp. Project), Series 2012-A, 5.00% 2039[1]	10,175	9,643	.36
Fin. Auth., Private Activity Bonds (Ohio River Bridges East End Crossing Project), Series 2013-A, AMT, 5.25% 2051[1]	9,600	9,310	.35
Other securities		50,904	1.91
		69,857	2.62

Iowa 1.08%
Fin. Auth., Midwestern Disaster Area Rev. Ref. Bonds (Iowa Fertilizer Co. Project), Series 2013, 5.25% 2025[1]	13,250	12,352	.46
Other securities		16,540	.62
		28,892	1.08

Louisiana 1.73%
Local Government Environmental Facs. and Community Dev. Auth., Rev. Bonds (Westlake Chemical Corp. Projects), Series 2007, 6.75% 2032	9,500	10,150	.38
Other securities		36,116	1.35
		46,266	1.73

Massachusetts 1.50%
Dev. Fin. Agcy., Resource Recovery Rev. Ref. Bonds (Covanta Energy Project), Series 2012-C, AMT, 5.25% 2042	11,755	10,732	.40
Other securities		29,301	1.10
		40,033	1.50

30	American Funds Tax-Exempt Funds

American High-Income Municipal Bond Fund

	Principal amount (000)	Value (000)	Percent of net assets
Michigan 5.31%
Tobacco Settlement Fin. Auth., Tobacco Settlement Asset-backed Bonds, Current Interest Bonds, Series 2007-A, 6.00% 2048[1]	$36,340	$28,172
Tobacco Settlement Fin. Auth., Tobacco Settlement Asset-backed Rev. Ref. Bonds, Current Interest Bonds, Series 2008-A, 6.875% 2042[1]	5,440	4,931	1.24%
Wayne County Airport Auth., Airport Rev. Bonds (Detroit Metropolitan Wayne County Airport), Series 2005, AMT, National insured, 5.00% 2034[1]	7,000	6,986
Wayne County Airport Auth., Airport Rev. Bonds (Detroit Metropolitan Wayne County Airport), Series 2007, AMT, FGIC-National insured, 5.00% 2018	1,000	1,093
Wayne County Airport Auth., Airport Rev. Bonds (Detroit Metropolitan Wayne County Airport), Series 2012-B, AMT, 5.00% 2037[1]	2,000	1,971
Wayne County Airport Auth., Airport Rev. Ref. Bonds (Detroit Metropolitan Wayne County Airport), Series 2011-A, AMT, 5.00% 2020	5,000	5,509	1.12
Wayne County Airport Auth., Airport Rev. Ref. Bonds (Detroit Metropolitan Wayne County Airport), Series 2011-A, AMT, 5.00% 2022	2,000	2,155
Wayne County Airport Auth., Airport Rev. Ref. Bonds (Detroit Metropolitan Wayne County Airport), Series 2012-D, AMT, 5.00% 2028	12,000	12,253
Other securities		78,573	2.95
		141,643	5.31

Missouri 1.96%
State Environmental Improvement and Energy Resources Auth., Water Facs. Rev. Ref. Bonds (Missouri-American Water Co. Project), Series 2006, AMT, AMBAC insured, 4.60% 2036	10,000	9,122	.34
Other securities		43,083	1.62
		52,205	1.96

New Jersey 3.74%
Econ. Dev. Auth., Energy Fac. Rev. Bonds (ACR Energy Partners, LLC Project), Series 2011-A, AMT, 10.50% 2032[1,2]	13,000	12,868	.48
Econ. Dev. Auth., Special Fac. Rev. Bonds (Continental Airlines, Inc. Project), Series 1999, AMT, 5.125% 2023[1]	4,500	4,391
Econ. Dev. Auth., Special Fac. Rev. Bonds (Continental Airlines, Inc. Project), Series 1999, AMT, 5.25% 2029[1]	17,000	16,448
Econ. Dev. Auth., Special Fac. Rev. Bonds (Continental Airlines, Inc. Project), Series 2003, AMT, 5.50% 2033	3,500	3,324	1.07
Econ. Dev. Auth., Special Fac. Rev. Ref. Bonds (Continental Airlines, Inc. Project), Series 2012, AMT, 5.75% 2027[1]	4,500	4,412
Tobacco Settlement Fncg. Corp., Tobacco Settlement Asset-backed Rev. Ref. Bonds, Series 2007-1-A, 5.00% 2041[1]	21,355	15,808	.59
Other securities		42,645	1.60
		99,896	3.74

New York 3.42%
Liberty Dev. Corp., Liberty Rev. Ref. Bonds (Bank of America Tower at One Bryant Park Project), Series 2010, 6.375% 2049[1]	13,360	14,324	.54
New York City Industrial Dev. Agcy., Special Fac. Rev. Bonds (American Airlines, Inc. John F. Kennedy International Airport Project), Series 2005, AMT, 7.625% 2025[1]	15,200	16,695
New York City Industrial Dev. Agcy., Special Fac. Rev. Bonds (American Airlines, Inc. John F. Kennedy International Airport Project), Series 2005, AMT, 7.75% 2031[1]	3,130	3,438	.84
New York City Industrial Dev. Agcy., Special Fac. Rev. Bonds (American Airlines, Inc. John F. Kennedy International Airport Project), Series 2005, AMT, 8.00% 2028[1]	2,000	2,197
Other securities		54,575	2.04
		91,229	3.42

American Funds Tax-Exempt Funds	31

American High-Income Municipal Bond Fund

Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)	Percent of net assets
Ohio 4.36%
Air Quality Dev. Auth., Pollution Control Rev. Ref. Bonds (FirstEnergy Generation Corp. Project), Series 2009-C, 5.625% 2018	$8,580	$9,511	.35%
Buckeye Tobacco Settlement Fncg. Auth., Tobacco Settlement Asset-backed Bonds, Current Interest Bonds, Series 2007-A-2, 5.875% 2030[1]	15,590	12,571
Buckeye Tobacco Settlement Fncg. Auth., Tobacco Settlement Asset-backed Bonds, Current Interest Bonds, Series 2007-A-2, 5.875% 2047[1]	10,860	8,675	1.28
Buckeye Tobacco Settlement Fncg. Auth., Tobacco Settlement Asset-backed Bonds, Current Interest Bonds, Series 2007-A-2, 6.50% 2047[1]	15,000	12,849
County of Gallia, Hospital Facs. Rev. Ref. and Improvement Bonds (Holzer Health System Obligated Group Project), Series 2012-A, 8.00% 2042[1]	11,000	11,647	.44
Other securities		61,213	2.29
		116,466	4.36

Oklahoma 0.80%
Trustees of the Tulsa Municipal Airport Trust, American Airlines Inc. Rev. Ref. Bonds, Series 2001-B, AMT, 5.50% 2035	12,500	11,934	.45
Other securities		9,412	.35
		21,346	.80

Pennsylvania 2.95%
Hospitals and Higher Education Facs. Auth. of Philadelphia, Hospital Rev. Bonds (Temple University Health System Obligated Group), Series 2012-A, 5.625% 2042[1]	11,545	9,873	.37
Other securities		68,912	2.58
		78,785	2.95

Puerto Rico 1.55%
Aqueduct and Sewer Auth., Rev. Ref. Bonds, Series 2012-A, 5.25% 2042[1]	19,120	12,509	.47
Other securities		28,939	1.08
		41,448	1.55

Texas 7.18%
Brazos River Harbor Navigation Dist. of Brazoria County, Environmental Facs. Rev. Ref. Bonds (Dow Chemical Co. Project), Series 2002-A-4, AMT, 5.95% 2033	13,545	14,614	.55
Cities of Dallas and Fort Worth, Dallas/Fort Worth International Airport, Joint Rev. Improvement Bonds, Series 2012-D, AMT, 5.00% 2042[1]	9,000	8,979	.33
City of Houston, Airport System Special Facs. Rev. Bonds (Continental Airlines, Inc. Airport Improvement Projects), Series 1997-C, AMT, 6.125% 2027	1,000	1,000
City of Houston, Airport System Special Facs. Rev. Bonds (Continental Airlines, Inc. Terminal E Project), Series 2001, AMT, 6.75% 2021[1]	3,000	3,000
City of Houston, Airport System Special Facs. Rev. Bonds (Continental Airlines, Inc. Terminal E Project), Series 2001, AMT, 6.75% 2029[1]	13,100	13,101
City of Houston, Airport System Special Facs. Rev. Bonds (Continental Airlines, Inc. Terminal Improvement Projects), Series 2011, AMT, 6.50% 2030[1]	9,300	9,718	1.12
City of Houston, Airport System Special Facs. Rev. Bonds (Continental Airlines, Inc. Terminal Improvement Projects), Series 2011, AMT, 6.625% 2038[1]	3,000	3,111
Sanger Texas Industrial Dev. Corp., Industrial Dev. Rev. Ref. Bonds (Texas Pellets Project), Series 2012-B, AMT, 8.00% 2038[1]	14,250	14,367	.54
Other securities		123,810	4.64
		191,700	7.18

32	American Funds Tax-Exempt Funds

American High-Income Municipal Bond Fund

		Value (000)	Percent of net assets
Other states & U.S. territories 19.20%
Other securities		$511,878	19.20%

Total bonds, notes & other debt instruments (cost: $2,510,341,000)		2,513,246	94.17

Convertible securities 0.12%
Miscellaneous 0.12%
Other convertible securities in initial period of acquisition		3,257	.12

Total convertible securities (cost: $913,000)		3,257	.12

Common stocks 0.05%
Miscellaneous 0.05%
Other common stocks in initial period of acquisition		1,472	.05

Total common stocks (cost: $704,000)		1,472	.05

Rights 0.05%
Miscellaneous 0.05%
Other rights in initial period of acquisition		1,258	.05

Total rights (cost: $476,000)		1,258	.05

Short-term securities 5.28%	Principal amount (000)
State of Illinois, Will County, Environmental Facs. Rev. Bonds (ExxonMobil Project), Series 2001, AMT, 0.04% 2026[3]	$1,400	1,400
State of Texas, Gulf Coast Waste Disposal Auth., Environmental Facs. Rev. Bonds (ExxonMobil Project), Series 2000, AMT, 0.04% 2030[3]	2,000	2,000	.35
State of Texas, Gulf Coast Waste Disposal Auth., Environmental Facs. Rev. Bonds (ExxonMobil Project), Series 2001-A, AMT, 0.04% 2030[3]	6,000	6,000
State of Iowa, Fin. Auth., Demand Health Facs. Rev. Ref. Bonds (Health System), Series 2009-B, JPMorgan Chase LOC, 0.05% 2035[1,3]	8,505	8,505	.32
State of Kentucky, Econ. Dev. Fin. Auth., Demand Hospital Rev. Ref. Bonds (Baptist Healthcare System Obligated Group), Series 2009-B-1, JPMorgan Chase LOC, 0.05% 2038[1,3]	9,880	9,880
State of Kentucky, Econ. Dev. Fin. Auth., Demand Hospital Rev. Ref. Bonds (Baptist Healthcare System Obligated Group), Series 2009-B-2, JPMorgan Chase LOC, 0.05% 2038[1,3]	885	885	.40
State of Texas, Tax and Rev. Anticipation Notes, Series 2013, 2.00% 8/28/2014	30,000	30,325	1.14
Other securities		81,885	3.07

Total short-term securities (cost: $140,863,000)		140,880	5.28
Total investment securities (cost: $2,653,297,000)		2,660,113	99.67
Other assets less liabilities		8,763	.33
Net assets		$2,668,876	100.00%

American Funds Tax-Exempt Funds	33

American High-Income Municipal Bond Fund

This summary investment portfolio is designed to streamline the report and help investors better focus on the fund’s principal holdings. See the inside back cover for details on how to obtain a complete schedule of portfolio holdings.

As permitted by U.S. Securities and Exchange Commission regulations, “Miscellaneous” securities include holdings in their first year of acquisition that have not previously been publicly disclosed. One of these securities was valued under fair value procedures adopted by authority of the board of trustees. The total value of the security which was valued under fair value procedures was $1,258,000, which represented .05% of the net assets of the fund.

“Other securities” includes all issues that are not disclosed separately in the summary investment portfolio.

[1]	Principal payments may be made periodically. Therefore, the effective maturity date may be earlier than the stated maturity date.
[2]	Acquired in a transaction exempt from registration under Rule 144A of the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities, including those in “Other securities,” was $116,097,000,which represented 4.35% of the net assets of the fund.
[3]	Coupon rate may change periodically. For short-term securities, the date of the next scheduled coupon rate change is considered to be the maturity date.

Key to abbreviations

Agcy. = Agency

AMT = Alternative Minimum Tax

Auth. = Authority

Certs. of Part. = Certificates of Participation

Dept. = Department

Dev. = Development

Dist. = District

Econ. = Economic

Fac. = Facility

Facs. = Facilities

Fin. = Finance

Fncg. = Financing

G.O. = General Obligation

LOC = Letter of Credit

Preref. = Prerefunded

Redev. = Redevelopment

Ref. = Refunding

Rev. = Revenue

TECP = Tax-Exempt Commercial Paper

See Notes to Financial Statements

34	American Funds Tax-Exempt Funds

The Tax-Exempt Fund of California	unaudited
Summary investment portfolio January 31, 2014

Quality ratings*	Percent of net assets

Aaa/AAA 3.3%	Below investment grade 4.6%
Aa/AA 22.7%	Unrated 10.3%
A/A 33.2%	Short-term securities &
Baa/BBB 20.8%	other assets less liabilities 5.1%

*	Bond ratings, which typically range from Aaa/AAA (highest) to D (lowest), are assigned by credit rating agencies such as Moody’s, Standard & Poor’s and/or Fitch as an indication of an issuer’s creditworthiness. If agency ratings differ, the security will be considered to have received the highest of those ratings, consistent with the fund’s investment policies. Securities in the “unrated” category (above) have not been rated by a rating agency; however, the investment adviser performs its own credit analysis and assigns comparable ratings that are used for compliance with the fund’s investment policies.

Bonds, notes & other debt instruments 94.87%	Principal amount (000)	Value (000)	Percent of net assets
California 91.46%
State issuers 35.01%
Educational Facs. Auth., Rev. Bonds (Mills College), Series 2005-A, 5.00% 2025	$4,975	$5,210	.36%
Educational Facs. Auth., Rev. Ref. Bonds (California Lutheran University), Series 2008, 5.75% 2038	6,000	6,306	.44
Educational Facs. Auth., Rev. Ref. Bonds (Chapman University), Series 2011, 5.00% 2031	8,615	9,216	.64
G.O. Bonds, Series 2013-E, 0.949% 2029[1]	1,500	1,501
Various Purpose G.O. Bonds, 5.00% 2038	3,000	3,166
Various Purpose G.O. Bonds, 5.25% 2028	2,000	2,280
Various Purpose G.O. Bonds, 5.25% 2028	5,000	5,705	2.17
Various Purpose G.O. Bonds, 6.00% 2038	7,000	8,039
Various Purpose G.O. Bonds, 6.00% 2039	2,000	2,328
Various Purpose G.O. Bonds, 6.50% 2033	5,000	6,008
Various Purpose G.O. Ref. Bonds, 5.25% 2030	2,000	2,218
Golden State Tobacco Securitization Corp., Tobacco Settlement Asset-backed Rev. Ref. Bonds, Series 2007-A-1, 5.75% 2047	11,725	9,282	.64
Health Facs. Fncg. Auth., Rev. Bonds (Catholic Healthcare West), Series 2008-G, 5.50% 2025	3,500	3,918
Health Facs. Fncg. Auth., Rev. Bonds (Catholic Healthcare West), Series 2009-A, 6.00% 2029	1,500	1,689
Health Facs. Fncg. Auth., Rev. Ref. Bonds (Catholic Healthcare West), Series 2011-A, 5.25% 2041	2,000	2,063	1.06
Statewide Communities Dev. Auth., Rev. Ref. Bonds (Catholic Healthcare West), Series 2008-B, 5.50% 2030	980	1,066
Statewide Communities Dev. Auth., Rev. Ref. Bonds (Catholic Healthcare West), Series 2008-D, 5.50% 2031	6,090	6,589
Health Facs. Fncg. Auth., Rev. Bonds (Rady Children’s Hospital - San Diego), Series 2011, 5.25% 2041	5,000	5,221	.36
Health Facs. Fncg. Auth., Rev. Ref. Bonds (Cedars-Sinai Medical Center), Series 2005, 5.00% 2027	12,750	13,485	.94
Health Facs. Fncg. Auth., Rev. Ref. Bonds (St. Joseph Health System), Series 2009-D, 5.00% 2034 (put 2016)	5,000	5,585
Health Facs. Fncg. Auth., Rev. Ref. Bonds (St. Joseph Health System), Series 2013-C, 5.00% 2043 (put 2019)	2,000	2,350	.55
Health Facs. Fncg. Auth., Rev. Ref. Bonds (Stanford Hospital and Clinics), Series 2010-B, 5.25% 2031	8,000	8,552	.59

American Funds Tax-Exempt Funds	35

The Tax-Exempt Fund of California

Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)	Percent of net assets
California (continued)
State issuers (continued)
Imperial Irrigation Dist., Electric System Rev. Ref. Bonds, Series 2008-A, 5.00% 2033	$11,500	$12,182
Imperial Irrigation Dist., Electric System Rev. Ref. Bonds, Series 2008-A, 5.25% 2024	2,000	2,264	1.16%
Imperial Irrigation Dist., Electric System Rev. Ref. Bonds, Series 2008-A, 5.25% 2025	2,000	2,245
Municipal Fin. Auth., Certs. of Part. (Community Hospitals of Central California Obligated Group), 5.25% 2037	5,500	5,493	.38
Municipal Fin. Auth., Rev. Ref. Bonds (Azusa Pacific University Project), Series 2011-B, 8.00% 2041[2]	8,550	9,575	.66
Northern California Power Agcy., Geothermal Project Number 3 Rev. Bonds, Series 2009-A, 5.50% 2022	1,000	1,149
Northern California Power Agcy., Hydroelectric Project Number One Rev. Ref. Bonds, Series 2010-A, 5.00% 2023	3,680	4,045
Northern California Power Agcy., Hydroelectric Project Number One Rev. Ref. Bonds, Series 2012-A, 5.00% 2029	1,570	1,708
Northern California Power Agcy., Hydroelectric Project Number One Rev. Ref. Bonds, Series 2012-A, 5.00% 2030	1,000	1,084	1.17
Northern California Power Agcy., Lodi Energy Center Rev. Bonds, Issue One, Series 2010-A, 5.00% 2020	2,010	2,352
Northern California Power Agcy., Lodi Energy Center Rev. Bonds, Issue One, Series 2010-A, 5.00% 2025	6,000	6,538
Pollution Control Fncg. Auth., Pollution Control Rev. Ref. Bonds (Pacific Gas and Electric Co.), Series 2004-C, AMT, AMBAC-FGIC insured, 4.75% 2023	5,000	5,264
Pollution Control Fncg. Auth., Pollution Control Rev. Ref. Bonds (Pacific Gas and Electric Co.), Series 2004-D, AMT, FGIC insured, 4.75% 2023	1,000	1,044	.44
Pollution Control Fncg. Auth., Water Furnishing Rev. Bonds (Poseidon Resources (Channelside) LP Desalination Project), Series 2012 Plant Bonds, AMT, 5.00% 2045	8,000	7,075	.49
Southern California Public Power Auth., Transmission Project Rev. Ref. Bonds (Southern Transmission Project), Series 2008-A, 5.00% 2022	4,960	5,734	.40
Statewide Communities Dev. Auth., Rev. Bonds (Front Porch Communities and Services Project), Series 2007-A, 5.125% 2037[2]	9,500	9,254	.64
Statewide Communities Dev. Auth., Rev. Bonds (Inland Regional Center Project), Series 2007, 5.375% 2037	6,500	6,612	.46
Statewide Communities Dev. Auth., Rev. Bonds (Kaiser Permanente), Series 2012-A, 5.00% 2042	6,500	6,653	.46
Statewide Communities Dev. Auth., Rev. Ref. Bonds (American Baptist Homes of the West), Series 2010, 6.25% 2039	5,300	5,556	.39
Statewide Communities Dev. Auth., Senior Living Rev. Ref. Bonds (Southern California Presbyterian Homes), Series 2006-A, 4.875% 2036	6,500	5,715	.40

36	American Funds Tax-Exempt Funds

The Tax-Exempt Fund of California

	Principal amount (000)	Value (000)	Percent of net assets
Statewide Communities Dev. Auth., Student Housing Rev. Bonds (CHF-Irvine, LLC-UCI East Campus Apartments, Phase II), Series 2008, 5.50% 2026	$3,500	$3,737
Statewide Communities Dev. Auth., Student Housing Rev. Bonds (CHF-Irvine, LLC-UCI East Campus Apartments, Phase II), Series 2008, 6.00% 2040	4,750	4,938
Statewide Communities Dev. Auth., Student Housing Rev. Ref. Bonds (CHF-Irvine, LLC-UCI East Campus Apartments, Phase I), Series 2011, 5.375% 2038	1,260	1,283
Statewide Communities Dev. Auth., Student Housing Rev. Ref. Bonds (CHF-Irvine, LLC-UCI East Campus Apartments, Phase II), Series 2006, 5.00% 2017	2,565	2,791	1.31%
Statewide Communities Dev. Auth., Student Housing Rev. Ref. Bonds (CHF-Irvine, LLC-UCI East Campus Apartments, Phase II), Series 2006, 5.00% 2020	1,000	1,057
Statewide Communities Dev. Auth., Student Housing Rev. Ref. Bonds (CHF-Irvine, LLC-UCI East Campus Apartments, Phase II), Series 2006, 5.00% 2026	2,980	3,049
Statewide Communities Dev. Auth., Student Housing Rev. Ref. Bonds (CHF-Irvine, LLC-UCI East Campus Apartments, Phase II), Series 2006, 5.00% 2038	2,000	1,989
Regents of the University of California, Limited Project Rev. Bonds, Series 2007-D, FGIC-National insured, 5.00% 2037	5,000	5,316
Regents of the University of California, Medical Center Pooled Rev. Ref. Bonds, Series 2007-C-2, National insured, 0.901% 2043[1]	8,000	5,392	.74
Other securities		261,852	18.16
		504,723	35.01

City & county issuers 56.45%
Alameda Corridor Transportation Auth., Rev. Ref. Bonds, Series 2013-A, 5.00% 2026	6,375	7,132	.50
Assn. of Bay Area Governments, Fin. Auth. for Nonprofit Corps., Insured Rev. Ref. Bonds (Casa de las Campanas, Inc.), Series 2010, 6.00% 2037	6,000	6,501	.45
Assn. of Bay Area Governments, Fin. Auth. for Nonprofit Corps., Insured Senior Living Rev. Ref. Bonds (Odd Fellows Home of California), Series 2012-A, 5.00% 2032	5,000	5,236	.36
Bay Area Toll Auth., San Francisco Bay Area Toll Bridge Rev. Ref. Bonds, Series 2008-F-1, 5.125% 2047	6,000	6,300	.44
County of Contra Costa Public Fncg. Auth., Lease Rev. Ref. Bonds (Medical Center Ref.), Series 2007-B, National insured, 5.00% 2017	5,000	5,619	.39
Foothill/Eastern Transportation Corridor Agcy., Toll Road Rev. Ref. Bonds, Series 2013-A, 6.00% 2053	7,500	7,528	.52
City of La Verne, Rev. Certs. of Part. (Brethren Hillcrest Homes), Series 2003-B, 6.625% 2025	5,220	5,249	.36
City of Los Angeles Harbor Dept., Rev. Ref. Bonds, Series 2006-A, AMT, National insured, 5.00% 2020	6,000	6,718	.47
Dept. of Airports of the City of Los Angeles, Los Angeles International Airport, Rev. Ref. Bonds, Series 2008-A, AMT, 5.50% 2022	5,000	5,686	.39
Roseville Natural Gas Fncg. Auth., Gas Rev. Bonds, Series 2007, 5.00% 2022	4,920	5,420	.38

American Funds Tax-Exempt Funds	37

The Tax-Exempt Fund of California

Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)	Percent of net assets
California (continued)
City & county issuers (continued)
Sacramento Cogeneration Auth., Cogeneration Project Rev. Ref. Bonds (Procter & Gamble Project), Series 2009, 5.25% 2020	$995	$1,187
Sacramento Cogeneration Auth., Cogeneration Project Rev. Ref. Bonds (Procter & Gamble Project), Series 2009, 5.25% 2021	900	1,073
Sacramento Municipal Utility Dist., Electric Rev. Bonds, Series 1997-K, AMBAC insured, 5.25% 2024	2,000	2,344
Sacramento Municipal Utility Dist., Electric Rev. Bonds, Series 1997-K, AMBAC insured, 5.70% 2017	2,500	2,933	1.11%
Sacramento Municipal Utility Dist., Electric Rev. Bonds, Series 1997-K, AMBAC insured, 5.80% 2019	3,000	3,698
Sacramento Municipal Utility Dist., Electric Rev. Bonds, Series 2013-A, 5.00% 2041	4,500	4,761
Sacramento County Sanitation Districts Fncg. Auth., Rev. Ref. Bonds (Sacramento Regional County Sanitation Dist.), Series 2007-B, FGIC-National insured, 0.69% 2035[1]	13,500	10,414	.72
Sacramento Municipal Utility Dist. Fncg. Auth., Cosumnes Project Rev. Bonds, Series 2006, National insured, 5.125% 2029	10,000	10,547	.73
City of San Buenaventura, Rev. Bonds (Community Memorial Health System), Series 2011, 7.50% 2041	10,825	12,143	.84
Public Facs. Fncg. Auth. of the City of San Diego, Water Rev. Ref. Bonds, Series 2012-A, 5.00% 2028	5,000	5,608	.39
Airport Commission, City and County of San Francisco, San Francisco International Airport, Second Series Rev. Bonds, Series 2009-E, 6.00% 2039	3,000	3,460
Airport Commission, City and County of San Francisco, San Francisco International Airport, Second Series Rev. Ref. Bonds, Issue 34-E, AMT, 5.75% 2019	3,500	4,085
Airport Commission, City and County of San Francisco, San Francisco International Airport, Second Series Rev. Ref. Bonds, Series 2009-A, 4.90% 2029	5,000	5,589
Airport Commission, City and County of San Francisco, San Francisco International Airport, Second Series Rev. Ref. Bonds, Series 2010-F, 5.00% 2040	3,000	3,087	1.47
Airport Commission, City and County of San Francisco, San Francisco International Airport, Second Series Rev. Ref. Bonds, Series 2011-F, AMT, 5.00% 2028	2,630	2,802
Airport Commission, City and County of San Francisco, San Francisco International Airport, Second Series Rev. Ref. Bonds, Series 2012-A, AMT, 5.00% 2028	1,000	1,068
Airport Commission, City and County of San Francisco, San Francisco International Airport, Second Series Rev. Ref. Bonds, Series 2012-A, AMT, 5.00% 2030	1,000	1,054
San Francisco Municipal Transportation Agcy., Rev. Bonds, Series 2012-B, 5.00% 2042	5,000	5,214	.36
City of San Jose, Airport Rev. Ref. Bonds, Series 2011-A-1, AMT, 5.50% 2030	8,000	8,649	.60
Tobacco Securitization Auth. of Southern California, Tobacco Settlement Asset-backed Rev. Ref. Bonds (San Diego County Tobacco Asset Securitization Corp.), Series 2006-A, 5.125% 2046	7,800	5,652	.39
City of Torrance, Rev. Bonds (Torrance Memorial Medical Center), Series 2010-A, 5.00% 2040	5,185	5,325	.37
Other securities		651,779	45.21
		813,861	56.45

38	American Funds Tax-Exempt Funds

The Tax-Exempt Fund of California

	Principal amount (000)	Value (000)	Percent of net assets
Puerto Rico 1.48%
Industrial, Tourist, Educational, Medical and Environmental Control Facs. Fncg. Auth., Hospital Rev. and Rev. Ref. Bonds (Hospital Auxilio Mutuo Obligated Group Project), Series 2011-A, 6.00% 2033	$7,150	$6,792	.47%
Other securities		14,532	1.01
		21,324	1.48

Other U.S. territories 1.93%
Other securities		27,847	1.93

Total bonds, notes & other debt instruments (cost: $1,327,602,000)		1,367,755	94.87

Short-term securities 4.20%
Econ. Recovery Bonds, Series 2004-C-4, JPMorgan Chase LOC, 0.04% 2023[1]	7,700	7,700	.53
Statewide Communities Dev. Auth., Rev. Ref. Bonds (John Muir Health), Series 2008-C, Wells Fargo Bank LOC, 0.04% 2027[1]	6,645	6,645	.46
Health Facs. Fncg. Auth., Rev. Bonds (St. Joseph Health System), Series 2011-B, 0.04% 2041[1]	6,900	6,900	.48
Pollution Control Fncg. Auth., Pollution Control Rev. Ref. Bonds (Pacific Gas and Electric Co.), Series 1996-C, JPMorgan Chase LOC, 0.04% 2026[1]	2,200	2,200
Pollution Control Fncg. Auth., Pollution Control Rev. Ref. Bonds (Pacific Gas and Electric Co.), Series 1996-E, JPMorgan Chase LOC, 0.04% 2026[1]	4,500	4,500
Pollution Control Fncg. Auth., Pollution Control Rev. Ref. Bonds (Pacific Gas and Electric Co.), Series 1996-F, JPMorgan Chase LOC, 0.04% 2026[1]	7,000	7,000	2.14
Pollution Control Fncg. Auth., Pollution Control Rev. Ref. Bonds (Pacific Gas and Electric Co.), Series 1997-B, AMT, JPMorgan Chase LOC, 0.06% 2026[1]	17,200	17,200
Other securities		8,445	.59

Total short-term securities (cost: $60,590,000)		60,590	4.20
Total investment securities (cost: $1,388,192,000)		1,428,345	99.07
Other assets less liabilities		13,360	.93

Net assets		$1,441,705	100.00%

This summary investment portfolio is designed to streamline the report and help investors better focus on the fund’s principal holdings. See the inside back cover for details on how to obtain a complete schedule of portfolio holdings.

“Other securities” includes all issues that are not disclosed separately in the summary investment portfolio.

[1]	Coupon rate may change periodically. For short-term securities, the date of the next scheduled coupon rate change is considered to be the maturity date.
[2]	Acquired in a transaction exempt from registration under Rule 144A of the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities, including those in “Other securities,” was $21,970,000,which represented 1.52% of the net assets of the fund.

Key to abbreviations

Agcy. = Agency

AMT = Alternative Minimum Tax

Auth. = Authority

Certs. of Part. = Certificates of Participation

Dept. = Department

Dev. = Development

Dist. = District

Econ. = Economic

Fac. = Facility

Facs. = Facilities

Fin. = Finance

Fncg. = Financing

G.O. = General Obligation

LOC = Letter of Credit

Preref. = Prerefunded

Redev. = Redevelopment

Ref. = Refunding

Rev. = Revenue

TECP = Tax-Exempt Commercial Paper

See Notes to Financial Statements

American Funds Tax-Exempt Funds	39

American Funds Tax-Exempt Fund of New York	unaudited
Investment portfolio January 31, 2014

Quality ratings*	Percent of net assets

Aaa/AAA 6.5%	Below investment grade 4.2%
Aa/AA 31.3%	Unrated 2.0%
A/A 35.8%	Short-term securities &
Baa/BBB 12.2%	other assets less liabilities 8.0%

*	Bond ratings, which typically range from Aaa/AAA (highest) to D (lowest), are assigned by credit rating agencies such as Moody’s, Standard & Poor’s and/or Fitch as an indication of an issuer’s creditworthiness. If agency ratings differ, the security will be considered to have received the highest of those ratings, consistent with the fund’s investment policies. Securities in the “unrated” category (above) have not been rated by a rating agency; however, the investment adviser performs its own credit analysis and assigns comparable ratings that are used for compliance with the fund’s investment policies.

Bonds, notes & other debt instruments 91.96%	Principal amount (000)	Value (000)	Percent of net assets
New York 85.02%
State issuers 45.47%
Build NYC Resource Corp., Rev. Bonds (Bronx Charter School for Excellence Project), Series 2013-A, 5.50% 2043	$1,000	$983	.80%
Dormitory Auth. of the State of New York, North Shore-Long Island Jewish Obligated Group, Rev. Ref. Bonds, Series 2011-A, 5.00% 2032	1,500	1,565	1.28
Dormitory Auth., Consolidated Service Contract Rev. Ref. Bonds, Series 2010, 5.00% 2020	500	597	.49
Dormitory Auth., Culinary Institute of America Rev. Bonds, Series 2013, 5.50% 2033	500	528	.43
Dormitory Auth., Fordham University Rev. Bonds, Series 2011-A, 5.50% 2036	1,000	1,084	.89
Dormitory Auth., Lease Rev. Bonds (State University Dormitory Facs. Issue), Series 2010-A, 5.00% 2035	1,000	1,064
Dormitory Auth., Third General Resolution Rev. Ref. Bonds (State University Educational Facs. Issue), Series 2012-A, 5.00% 2020	1,000	1,186	1.84
Dormitory Auth., Miriam Osborn Memorial Home Association Rev. Ref. Bonds, Series 2012, 5.00% 2042	970	990	.81
Dormitory Auth., Mount Sinai School of Medicine of New York University, Rev. Ref. Bonds, Series 2010-A, 5.00% 2021	1,000	1,139	.93
Dormitory Auth., New School Rev. Bonds, Series 2010, 5.25% 2021	500	577
Dormitory Auth., New School Rev. Bonds, Series 2010, 5.50% 2040	500	533	.91
Dormitory Auth., NYU Hospitals Center Rev. Bonds, Series 2011-A, 6.00% 2040	1,000	1,087	.89
Dormitory Auth., Orange Regional Medical Center Obligated Group Rev. Bonds, Series 2008, 6.25% 2037	1,000	975	.80
Dormitory Auth., Rev. Bonds (St. John’s University), Series 2013-A, 5.00% 2044	1,000	1,031	.84
Dormitory Auth., Rochester General Hospital Insured Rev. Bonds, Series 2005, RADIAN insured, 5.00% 2015 (escrowed to maturity)	720	782	.64
Dormitory Auth., School Districts Rev. Bond Fncg. Program Rev. Ref. Bonds, Series 2011-A, 5.00% 2024	1,000	1,115
Dormitory Auth. of the State of New York, School Districts Rev. Bond Fncg. Program Rev. Bonds, Series 2013-E, Assured Guaranty Municipal insured, 5.00% 2022	1,000	1,162	1.87
Dormitory Auth., Skidmore College Rev. Bonds, Series 2011-A, 5.50% 2041	1,420	1,532	1.26
Dormitory Auth., State Personal Income Tax Rev. Bonds (General Purpose), Series 2011-A, 5.00% 2018	1,000	1,161	.95

40	American Funds Tax-Exempt Funds

American Funds Tax-Exempt Fund of New York

	Principal amount (000)	Value (000)	Percent of net assets
Environmental Facs. Corp., Solid Waste Disposal Rev. Ref. Bonds (Waste Management, Inc. Project), Series 2013-A, 2.75% 2017	$1,000	$1,019	.83%
Hudson Yards Infrastructure Corp., Rev. Bonds, Fiscal 2012 Series A, 5.25% 2047	1,000	1,038
Hudson Yards Infrastructure Corp., Rev. Bonds, Fiscal 2012 Series A, 5.75% 2047	1,000	1,082	1.74
Liberty Dev. Corp., Liberty Rev. Ref. Bonds (4 World Trade Center Project), Series 2011, 5.00% 2031	1,500	1,600	1.31
Liberty Dev. Corp., Liberty Rev. Ref. Bonds (Bank of America Tower at One Bryant Park Project), Series 2010, 6.375% 2049	1,500	1,608	1.32
Liberty Dev. Corp., Rev. Bonds (Goldman Sachs Headquarters Issue), Series 2005, 5.25% 2035	1,000	1,072	.88
Metropolitan Transportation Auth., Dedicated Tax Fund Bonds, Series 2004-C, AMBAC insured, 5.50% 2017	1,000	1,175
Metropolitan Transportation Auth., Dedicated Tax Fund Rev. Ref. Bonds, Series 2002-B-3D, 1.04% 2020[1]	2,000	2,010	2.61
Metropolitan Transportation Auth., Transportation Rev. Ref. Bonds, Series 2002-G-1H, 0.964% 2026 (put 2016)[1]	715	721
Metropolitan Transportation Auth., Transportation Rev. Ref. Bonds, Series 2010-D, 5.00% 2017	1,000	1,151	1.53
Mortgage Agcy., Homeowner Mortgage Rev. Bonds, Series 178, 3.50% 2043	650	687
Mortgage Agcy., Mortgage Rev. Bonds, Series 46, 5.00% 2029	360	389
Mortgage Agcy., Mortgage Rev. Ref. Bonds, Series 45, 4.50% 2029	720	750	2.34
Mortgage Agcy., Mortgage Rev. Ref. Bonds, Series 48, 2.625% 2041	1,000	1,032
Port Auth., Consolidated Bonds, Series 147, AMT, FGIC-National insured, 5.00% 2021	1,000	1,105
Port Auth., Consolidated Bonds, Series 166, 5.00% 2031	1,000	1,087
Port Auth., Consolidated Rev. Ref. Bonds, Series 136, AMT, National insured, 5.00% 2021	500	510	3.97
Port Auth., Consolidated Rev. Ref. Bonds, Series 167, AMT, 5.00% 2025	1,000	1,094
Port Auth., Consolidated Rev. Ref. Bonds, Series 172, AMT, 5.00% 2034	1,000	1,045
Port Auth., Special Project Bonds (JFK International Air Terminal LLC Project), Series 8,5.00% 2020	1,000	1,097	.90
Power Auth. of the State of New York, Rev. Ref. Bonds, Series 2011-A, 5.00% 2038	1,500	1,615	1.32
Thruway Auth., General Rev. Bonds, Series 2014-J, 5.00% 2027	1,000	1,111
Thruway Auth., General Rev. Junior Indebtedness Obligations Series 2013-A, 5.00% 2019	500	582	1.39
Thruway Auth., Local Highway and Bridge Service Contract Rev. Ref. Bonds, Series 2009, 5.00% 2020	1,000	1,174	.96
Thruway Auth., Second General Highway and Bridge Trust Fund Bonds, Series 2010-A, 5.00% 2015	750	792
Thruway Auth., Second General Highway and Bridge Trust Fund Rev. Ref. Bonds, Series 2012-A, 5.00% 2022	1,000	1,184	1.62
Tobacco Settlement Fncg. Corp., Asset-Backed Rev. Bonds, Series 2013-B, 5.00% 2020	400	438
Tobacco Settlement Fncg. Corp., Asset-Backed Rev. Bonds, Series 2013-B, 5.00% 2021	200	218	1.49
Tobacco Settlement Fncg. Corp., Rev. Ref. Bonds (State Contingency Contract Secured), Series 2011-B, 5.00% 2018	1,000	1,159
Triborough Bridge and Tunnel Auth. (MTA Bridges and Tunnels), General Rev. Bonds, Series 2008-A, 5.00% 2020 (preref. 2018)	1,000	1,174	.96
Triborough Bridge and Tunnel Auth. (MTA Bridges and Tunnels), General Rev. Bonds, Series 2010-A-1, 5.00% 2019	1,000	1,194
Triborough Bridge and Tunnel Auth. (MTA Bridges and Tunnels), Rev. Ref. Bonds, Series 2013-A, 5.00% 2022	1,000	1,192	1.96

American Funds Tax-Exempt Funds	41

American Funds Tax-Exempt Fund of New York

Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)	Percent of net assets
New York (continued)
State issuers (continued)
Troy Industrial Dev. Auth., Civic Fac. Rev. Bonds (Rensselaer Polytechnic Institute Project), Series 2011-E, 5.00% 2031	$1,000	$1,059	.87%
Urban Dev. Corp., Service Contract Rev. Ref. Bonds, Series 2010-A-2, 5.00% 2020	1,000	1,171	.96
Urban Dev. Corp., State Personal Income Tax Rev. Bonds (State Facs. and Equipment), Series 2009-B-1, 5.25% 2038	1,000	1,069	.88
		55,495	45.47

City & county issuers 39.55%
City of Albany Capital Resource Corp., Rev. Bonds (St. Peter’s Hospital of the City of Albany Project), Series 2011, 6.25% 2038	1,000	1,099
City of Albany Industrial Dev. Agcy., Civic Fac. Rev. Ref. Bonds (St. Peter’s Hospital of the City of Albany Project), Series 2008-A, 5.25% 2027	500	527	1.33
Buffalo and Erie County Industrial Land Dev. Corp., Rev. Bonds (Buffalo State College Foundation Housing Corp. Project), Series 2011-A, 5.375% 2041	1,400	1,480	1.21
Build NYC Resource Corp., Parking Fac. Rev. Ref. Bonds (Royal Charter Properties, Inc. - New York and Presbyterian Hospital Leasehold Project), Series 2012, Assured Guaranty Municipal insured, 4.75% 2032	1,000	1,008	.83
County of Chautauqua Industrial Dev. Agcy., Exempt Fac. Rev. Bonds (NRG Dunkirk Power Project), Series 2009, 5.875% 2042	1,000	1,023	.84
Dutchess County Local Dev. Corp., Rev. Ref. Bonds (Health Quest Systems, Inc. Project), Series 2010, 5.75% 2030	500	547
Dutchess County Local Dev. Corp., Rev. Ref. Bonds (Health Quest Systems, Inc. Project), Series 2010, 5.75% 2040	1,000	1,073	1.33
Erie County Industrial Dev. Agcy., School Fac. Rev. Bonds (City School Dist. of the City of Buffalo Project), Series 2011-A, 5.25% 2025	1,000	1,129
Erie County Industrial Dev. Agcy., School Fac. Rev. Ref. Bonds (City School Dist. of the City of Buffalo Project), Series 2012-A, 5.00% 2021	1,000	1,173	2.61
Erie County Industrial Dev. Agcy., School Fac. Rev. Ref. Bonds (City School Dist. of the City of Buffalo Project), Series 2013-A, 5.00% 2027	790	878
Essex County Industrial Dev. Agcy., Solid Waste Disposal Rev. Bonds, Series 2004-A, AMT, 5.20% 2028	500	500
Essex County Industrial Dev. Agcy., Solid Waste Disposal Rev. Ref. Bonds, Series 2005-A, AMT, 5.20% 2023	750	763	1.03
Various Purpose G.O. Bonds, Series 2007-B, 5.00% 2017	1,215	1,393	1.14
Town of Hempstead Local Dev. Corp., Rev. Bonds (Hofstra University Project), Series 2011, 5.00% 2027	1,300	1,405
Town of Hempstead Local Dev. Corp., Rev. Bonds (Hofstra University Project), Series 2011, 5.00% 2041	1,600	1,645	2.50
Long Island Power Auth., Electric System General Rev. Bonds, Series 2011-A, 5.00% 2038	1,000	1,033
Long Island Power Auth., Electric System General Rev. Ref. Bonds, Series 2003-B, 5.25% 2014	1,000	1,040	1.70
County of Monroe Industrial Dev. Agcy., School Fac. Rev. Bonds (Rochester Schools Modernization Project), Series 2012-A, 5.00% 2021	1,000	1,168	.96
Monroe County Industrial Dev. Corp., Rev. Bonds (Rochester General Hospital Project), Series 2013-A, 5.00% 2037	900	922	.76
Monroe County, Industrial Dev. Corp. Rev. Ref. Bonds (University of Rochester Project), Series 2011-A, 5.00% 2041	1,000	1,040	.85
Nassau County Local Econ. Assistance Corp., Rev. Ref. Bonds (Winthrop- University Hospital Association Project), Series 2012, 5.00% 2037	1,000	1,011	.83
City of New York, G.O. Bonds, Fiscal 2008 Series J-4, 0.59% 2025[1]	1,500	1,502
City of New York, G.O. Bonds, Fiscal 2008 Series L-1, 5.00% 2023	1,000	1,125	3.05
City of New York, G.O. Bonds, Fiscal 2011 Series B, 5.00% 2019	925	1,092

42	American Funds Tax-Exempt Funds

American Funds Tax-Exempt Fund of New York

	Principal amount (000)	Value (000)	Percent of net assets
New York City Industrial Dev. Agcy., Airport Facs. Rev. Ref. Bonds (Transportation Infrastructure Properties, LLC Obligated Group), Series 2012-A, AMT, 5.00% 2028	$1,000	$970	.79%
New York City Industrial Dev. Agcy., Special Fac. Rev. Bonds (American Airlines, Inc. John F. Kennedy International Airport Project), Series 2005, AMT, 7.625% 2025	1,500	1,647	1.35
New York City Municipal Water Fin. Auth., Water and Sewer System Second General Resolution Rev. Bonds, Fiscal 2011 Series AA, 5.00% 2044	1,000	1,038
New York City Municipal Water Fin. Auth., Water and Sewer System Second General Resolution Rev. Ref. Bonds, Fiscal 2011 Series EE, 5.375% 2043	1,000	1,074	1.73
New York City Transitional Fin. Auth., Building Aid Rev. Bonds, Fiscal 2007 Series S-2, Assured Guaranty Municipal insured, 5.00% 2017	570	641	.53
New York City Transitional Fin. Auth., Future Tax Secured Bonds, Fiscal 2011 Series C, 5.25% 2025	1,000	1,172
New York City Transitional Fin. Auth., Future Tax Secured Rev. Ref. Bonds, Fiscal 2010 Series D, 5.00% 2023	1,000	1,156	1.91
New York City, Health and Hospitals Corp., Health System Rev. Ref. Bonds, Series 2010-A, 5.00% 2019	500	583
New York City, Health and Hospitals Corp., Health System Rev. Ref. Bonds, Series 2010-A, 5.00% 2021	540	615	1.42
New York City, Health and Hospitals Corp., Health System Rev. Ref. Bonds, Series 2010-A, 5.00% 2025	500	541
Trust for Cultural Resources of the City of New York, Rev. Bonds (Juilliard School), Series 2009-B, 1.35% 2036 (put 2017)	1,500	1,512	1.24
Niagara Area Dev. Corp. (New York), Solid Waste Disposal Fac. Rev. Ref. Bonds (Covanta Energy Project), Series 2012-A, AMT, 5.25% 2042	1,500	1,370	1.12
Onondaga Civic Dev. Corp., Rev. Ref. Bonds (St. Joseph’s Hospital Health Center Project), Series 2012, 5.00% 2042	500	420	.34
Suffolk County Econ. Dev. Corp., Rev. Ref. Bonds (Catholic Health Services of Long Island Obligated Group Project), Series 2011, 5.00% 2028	1,000	1,040	.85
Suffolk County Econ. Dev. Corp., Rev. Ref. Bonds (Peconic Landing at Southold, Inc. Project), Series 2010, 5.875% 2030	1,000	1,065	.87
Suffolk County Industrial Dev. Agcy., Industrial Dev. Rev. Bonds (KeySpan- Port Jefferson Energy Center, LLC Project), Series 2003-A, AMT, 5.25% 2027	1,000	1,006	.82
Suffolk Tobacco Asset Securitization Corp., Tobacco Settlement Asset-Backed Rev. Ref. Bonds, Series 2012-B, 5.00% 2032	750	759	.62
Tompkins County Dev. Corp., Rev. Bonds (Tompkins Cortland Community College Foundation, Inc. Project), Series 2013-A, 5.00% 2038	1,000	951	.78
TSASC, Inc., Tobacco Settlement Asset-Backed Rev. Ref. Bonds, Series 2006-1, 5.00% 2034	1,230	955
TSASC, Inc., Tobacco Settlement Asset-Backed Rev. Ref. Bonds, Series 2006-1, 5.125% 2042	1,875	1,423	1.95
Westchester County Health Care Corp., Rev. Bonds, Series 2010-B, 6.00% 2030	1,000	1,107
Westchester County Health Care Corp., Rev. Bonds, Series 2011-A, 5.125% 2041	500	514	1.33
City of Yonkers, G.O. Bonds, Series 2011-A, 5.00% 2019	1,000	1,134	.93
		48,269	39.55

American Funds Tax-Exempt Funds	43

American Funds Tax-Exempt Fund of New York

Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)	Percent of net assets
Guam 2.30%
A.B. Won Pat International Airport Auth., General Rev. Bonds, Series 2013-C, AMT, 6.375% 2043	$500	$523	.43%
Government of Guam, Business Privilege Tax Bonds, Series 2011-A, 5.00% 2031	1,200	1,238	1.02
Government of Guam, Hotel Occupancy Tax Rev. Ref. Bonds, Series 2011-A, 6.125% 2031	500	543	.44
Waterworks Auth., Water and Wastewater System Rev. Bonds, Series 2013, 5.00% 2028	500	505	.41
		2,809	2.30

Puerto Rico 2.52%
Aqueduct and Sewer Auth., Rev. Ref. Bonds, Series 2012-A, 5.25% 2042	1,000	654	.54
Electric Power Auth., Power Rev. Bonds, Series 2013-A, 7.00% 2043	500	356	.29
Industrial, Tourist, Educational, Medical and Environmental Control Facs. Fncg. Auth., Higher Education Rev. and Rev. Ref. Bonds (Inter American University of Puerto Rico Project), Series 2012, 5.00% 2031	500	390	.32
Industrial, Tourist, Educational, Medical and Environmental Control Facs. Fncg. Auth., Higher Education Rev. and Rev. Ref. Bonds (University of the Sacred Heart Project), Series 2012, 5.00% 2042	500	337	.28
Industrial, Tourist, Educational, Medical and Environmental Control Facs. Fncg. Auth., Hospital Rev. and Rev. Ref. Bonds (Hospital Auxilio Mutuo Obligated Group Project), Series 2011-A, 6.00% 2033	1,000	950	.78
Sales Tax Fncg. Corp., Sales Tax Rev. Bonds, Series 2007-A, 5.25% 2057	500	381	.31
		3,068	2.52

Virgin Islands 2.12%
Public Fin. Auth., Rev. Bonds (Matching Fund Loan Note - Diageo Project), Series 2009-A, 6.625% 2029	500	550
Public Fin. Auth., Rev. Ref. Bonds (Matching Fund Loan Note), Series 2013-B, 5.00% 2024	500	542	.89
Public Fin. Auth., Rev. Ref. Bonds (Matching Fund Loan Notes), Series 2012-A, 5.00% 2032	1,500	1,497	1.23
		2,589	2.12

Total bonds, notes & other debt instruments (cost: $109,724,000)		112,230	91.96

44	American Funds Tax-Exempt Funds

American Funds Tax-Exempt Fund of New York

Short-term securities 7.99%	Principal amount (000)	Value (000)	Percent of net assets
Trust for Cultural Resources of the City of New York, Rev. Ref. Bonds (Lincoln Center for the Performing Arts, Inc.), Series 2008-A-1, JPMorgan Chase LOC, 0.05% 2035[1]	$4,550	$4,550	3.73%
City of New York, G.O. Bonds, Fiscal 1993 Series A-7, JPMorgan Chase LOC, 0.05% 2020[1]	2,200	2,200
City of New York, G.O. Bonds, Fiscal 1993 Series A-7, JPMorgan Chase LOC, 0.05% 2021[1]	1,300	1,300	2.87
Triborough Bridge and Tunnel Auth. (MTA Bridges and Tunnels), General Rev. Bonds, Series 2003-B-3, U.S. Bank LOC, 0.04% 2033[1]	1,700	1,700	1.39

Total short-term securities (cost: $9,750,000)		9,750	7.99
Total investment securities (cost: $119,474,000)		121,980	99.95
Other assets less liabilities		56	.05

Net assets		$122,036	100.00%

[1]	Coupon rate may change periodically. For short-term securities, the date of the next scheduled coupon rate change is considered to be the maturity date.

Key to abbreviations

Agcy. = Agency

AMT = Alternative Minimum Tax

Auth. = Authority

Certs. of Part. = Certificates of Participation

Dept. = Department

Dev. = Development

Dist. = District

Econ. = Economic

Fac. = Facility

Facs. = Facilities

Fin. = Finance

Fncg. = Financing

G.O. = General Obligation

LOC = Letter of Credit

Preref. = Prerefunded

Redev. = Redevelopment

Ref. = Refunding

Rev. = Revenue

TECP = Tax-Exempt Commercial Paper

See Notes to Financial Statements

American Funds Tax-Exempt Funds	45

Financial statements

Statements of assets and liabilities

at January 31, 2014

		American Funds Short-Term Tax-Exempt Bond Fund	Limited Term Tax-Exempt Bond Fund of America

Assets:
Investment securities, at value		$809,032	$2,984,902
Cash		159	85
Receivables for:
Sales of investments		—	6,363
Sales of fund’s shares		2,676	7,063
Interest		5,582	29,026
		817,449	3,027,439

Liabilities:
Payables for:
Purchases of investments		6,530	8,075
Repurchases of fund’s shares		1,116	6,535
Dividends on fund’s shares		86	705
Investment advisory services		250	625
Services provided by related parties		99	728
Trustees’ deferred compensation		32	130
Other		16	37
		8,129	16,835
Net assets at January 31, 2014		$809,320	$3,010,604

Net assets consist of:
Capital paid in on shares of beneficial interest		$799,400	$2,866,419
(Distributions in excess of) undistributed net investment income		(29)	307
(Accumulated) undistributed net realized (loss) gain		(441)	1,429
Net unrealized appreciation		10,390	142,449
Net assets at January 31, 2014		$809,320	$3,010,604

Investment securities, at cost		$798,642	$2,842,453

Shares of beneficial interest issued and outstanding (no stated par value) — unlimited shares authorized
Class A	Net assets	$742,958	$2,574,864
	Shares outstanding	72,491	160,384
	Net asset value per share	$10.25	$16.05
Class B	Net assets		$2,474
	Shares outstanding		154
	Net asset value per share		$16.05
Class C	Net assets		$43,395
	Shares outstanding		2,703
	Net asset value per share		$16.05
Class F-1	Net assets	$25,335	$118,737
	Shares outstanding	2,472	7,396
	Net asset value per share	$10.25	$16.05
Class F-2	Net assets	$41,027	$151,816
	Shares outstanding	4,003	9,456
	Net asset value per share	$10.25	$16.05
Class R-6	Net assets		$119,318
	Shares outstanding		7,432
	Net asset value per share		$16.05

See Notes to Financial Statements

46	American Funds Tax-Exempt Funds

     unaudited

(dollars and shares in thousands, except per-share amounts)

The Tax-Exempt Bond Fund of America	American High-Income Municipal Bond Fund	The Tax-Exempt Fund of California	American Funds Tax-Exempt Fund of New York

$8,719,869	$2,660,113	$1,428,345	$121,980
24	77	42	99

33,373	1,320	—	—
13,252	6,127	2,275	306
91,578	31,692	19,055	1,150
8,858,096	2,699,329	1,449,717	123,535

33,272	21,829	3,194	1,107
16,191	5,914	3,102	200
2,563	947	716	113
1,884	760	399	37
2,860	791	448	37
263	104	129	1
56	108	24	4
57,089	30,453	8,012	1,499
$8,801,007	$2,668,876	$1,441,705	$122,036

$8,535,891	$2,780,764	$1,436,097	$120,122
5,360	2,438	893	33
(32,048)	(121,142)	(35,438)	(625)
291,804	6,816	40,153	2,506
$8,801,007	$2,668,876	$1,441,705	$122,036

$8,428,065	$2,653,297	$1,388,192	$119,474

$6,548,725	$2,115,997	$1,206,129	$98,184
520,079	144,970	70,921	9,551
$12.59	$14.60	$17.01	$10.28
$15,489	$7,051	$2,684	$74
1,230	483	158	7
$12.59	$14.60	$17.01	$10.28
$326,342	$143,642	$75,963	$7,130
25,917	9,841	4,467	694
$12.59	$14.60	$17.01	$10.28
$1,358,789	$174,489	$67,873	$1,066
107,911	11,954	3,991	104
$12.59	$14.60	$17.01	$10.28
$424,980	$151,997	$89,056	$15,582
33,750	10,414	5,236	1,515
$12.59	$14.60	$17.01	$10.28
$126,682	$75,700
10,061	5,186
$12.59	$14.60

American Funds Tax-Exempt Funds	47

Statements of operations
for the six months ended January 31, 2014

	American Funds Short-Term Tax-Exempt Bond Fund	Limited Term Tax-Exempt Bond Fund of America

Investment income:
Income:
Interest	$6,258	$47,302

Fees and expenses*:
Investment advisory services	1,455	3,751
Distribution services	587	4,289
Transfer agent services	132	536
Administrative services	52	241
Reports to shareholders	18	49
Registration statement and prospectus	70	106
Trustees’ compensation	7	32
Auditing and legal	3	4
Custodian	1	3
Federal and state income taxes	—	—
Other	6	30
Total fees and expenses before reimbursement	2,331	9,041
Less reimbursement of fees and expenses	—	—
Total fees and expenses after reimbursement	2,331	9,041
Net investment income	3,927	38,261

Net realized (loss) gain and unrealized appreciation on investments
Net realized (loss) gain on investments	(100)	2,170
Net unrealized appreciation on investments	3,015	18,222
Net realized (loss) gain and unrealized appreciation on investments	2,915	20,392

Net increase in net assets resulting from operations	$6,842	$58,653

*	Additional information related to class-specific fees and expenses is included in the Notes to Financial Statements.
†	Amount less than one thousand.

See Notes to Financial Statements

48	American Funds Tax-Exempt Funds

     unaudited

(dollars in thousands)

The Tax-Exempt Bond Fund of America	American High-Income Municipal Bond Fund	The Tax-Exempt Fund of California	American Funds Tax-Exempt Fund of New York

$190,467	$72,547	$32,698	$2,268

11,381	4,494	2,410	223
12,261	3,343	2,027	117
2,357	795	244	27
959	237	120	11
162	98	22	18
121	91	67	63
86	28	24	1
12	3	8	9
10	3	2	—	†
608	742	54	—
67	99	27	5
28,024	9,933	5,005	474
—	—	—	60
28,024	9,933	5,005	414
162,443	62,614	27,693	1,854

19,553	2,186	4,223	(535)
82,513	15,493	19,777	1,346
102,066	17,679	24,000	811

$264,509	$80,293	$51,693	$2,665

American Funds Tax-Exempt Funds	49

Statements of changes in net assets

	American Funds Short-Term Tax-Exempt Bond Fund		Limited Term Tax-Exempt Bond Fund of America		The Tax-Exempt Bond Fund of America
	Six months ended January 31, 2014*	Year ended July 31, 2013	Six months ended January 31, 2014*	Year ended July 31, 2013	Six months ended January 31, 2014*	11 months ended July 31, 2013†	Year ended August 31, 2012
Operations:
Net investment income	$3,927	$8,529	$38,261	$77,334	$162,443	$304,084	$331,210
Net realized (loss) gain on investments	(100)	(257)	2,170	(316)	19,553	53,350	(1,791)
Net unrealized appreciation (depreciation) on investments	3,015	(7,365)	18,222	(84,021)	82,513	(559,829)	583,007
Net increase (decrease) in net assets resulting from operations	6,842	907	58,653	(7,003)	264,509	(202,395)	912,426

Dividends and distributions paid or accrued to shareholders:
Dividends from net investment income	(3,879)	(8,537)	(38,203)	(77,251)	(161,840)	(303,706)	(330,173)
Distributions from net realized gain on investments	—	(134)	—	(579)	—	—	—
Total dividends and distributions paid or accrued to shareholders	(3,879)	(8,671)	(38,203)	(77,830)	(161,840)	(303,706)	(330,173)

Net capital share transactions	38,348	137,112	(89,311)	197,263	(781,740)	283,770	600,697

Total increase (decrease) in net assets	41,311	129,348	(68,861)	112,430	(679,071)	(222,331)	1,182,950

Net assets:
Beginning of period	768,009	638,661	3,079,465	2,967,035	9,480,078	9,702,409	8,519,459
End of period	$809,320	$768,009	$3,010,604	$3,079,465	$8,801,007	$9,480,078	$9,702,409

(Distribution in excess of) undistributed net investment income	$(29)	$(77)	$307	$249	$5,360	$4,757	$5,428

*	Unaudited.
†	In 2013, the fund changed its fiscal year-end from August to July.

See Notes to Financial Statements

50	American Funds Tax-Exempt Funds

(dollars in thousands)

American High-Income Municipal Bond Fund		The Tax-Exempt Fund of California			American Funds Tax-Exempt Fund of New York
Six months ended January 31, 2014*	Year ended July 31, 2013	Six months ended January 31, 2014*	11 months ended July 31, 2013†	Year ended August 31, 2012	Six months ended January 31, 2014*	Year ended July 31, 2013
$62,614	$122,093	$27,693	$53,151	$57,947	$1,854	$3,748
2,186	36,678	4,223	6,856	2,731	(535)	173
15,493	(172,207)	19,777	(83,071)	105,471	1,346	(8,186)
80,293	(13,436)	51,693	(23,064)	166,149	2,665	(4,265)

(61,740)	(121,785)	(27,528)	(52,987)	(57,712)	(1,846)	(3,737)
—	—	—	—	—	—	—
(61,740)	(121,785)	(27,528)	(52,987)	(57,712)	(1,846)	(3,737)
(122,754)	145,477	(87,321)	(15,232)	48,701	(2,281)	2,834
(104,201)	10,256	(63,156)	(91,283)	157,138	(1,462)	(5,168)

2,773,077	2,762,821	1,504,861	1,596,144	1,439,006	123,498	128,666
$2,668,876	$2,773,077	$1,441,705	$1,504,861	$1,596,144	$122,036	$123,498
$2,438	$1,564	$893	$728	$729	$33	$25

American Funds Tax-Exempt Funds	51

Notes to financial statements	unaudited

1. Organization

American Funds Short-Term Tax-Exempt Bond Fund, Limited Term Tax-Exempt Bond Fund of America, The Tax-Exempt Bond Fund of America, American High-Income Municipal Bond Fund, The Tax-Exempt Fund of California, which is presently the only series of The American Funds Tax-Exempt Series II, and American Funds Tax-Exempt Fund of New York (each a “fund” or collectively, the “funds”), are registered under the Investment Company Act of 1940 as open-end, diversified management investment companies.

Each fund’s investment objectives and the principal strategies each fund uses to achieve these objectives are as follows:

American Funds Short-Term Tax-Exempt Bond Fund — Seeks to provide current income exempt from regular federal income tax, consistent with the maturity and quality standards described in the prospectus, and to preserve capital.

Limited Term Tax-Exempt Bond Fund of America — Seeks to provide current income exempt from regular federal income tax, consistent with the maturity and quality standards described in the prospectus, and to preserve capital.

The Tax-Exempt Bond Fund of America — Seeks to provide a high level of current income exempt from federal income tax, consistent with the preservation of capital.

American High-Income Municipal Bond Fund — Seeks to provide a high level of current income exempt from regular federal income tax.

The Tax-Exempt Fund of California — Seeks a high level of current income exempt from regular federal and California state income taxes, with a secondary objective of preservation of capital.

American Funds Tax-Exempt Fund of New York — Seeks to provide a high level of current income exempt from regular federal, New York state and New York City income taxes, with a secondary objective of preservation of capital.

American Funds Short-Term Tax-Exempt Bond Fund has three share classes (Class A, as well as two F share classes, F-1 and F-2). Limited Term Tax-Exempt Bond Fund of America, The Tax-Exempt Bond Fund of America and American High-Income Municipal Bond Fund each have six share classes consisting of five retail share classes (Classes A, B and C, as well as two F share classes, F-1 and F-2) and one share class that is only available to the American Funds Portfolio Series (Class R-6). The Tax-Exempt Fund of California and American Funds Tax-Exempt Fund of New York each have five retail share classes (Classes A, B and C, as well as two F share classes, F-1 and F-2). Some share classes are only available to limited categories of investors. The funds’ share classes are further described:

Share class	Initial sales charge	Contingent deferred sales charge upon redemption	Conversion feature
Class A	Up to 2.50% for American Funds Short-Term Tax-Exempt Bond Fund and Limited Term Tax-Exempt Bond Fund of America; up to 3.75% for all other funds	None (except 1% for certain redemptions within one year of purchase without an initial sales charge)	None
Class B*	None	Declines from 5% to 0% for redemptions within six years of purchase	Class B converts to Class A after eight years
Class C†	None	1% for redemptions within one year of purchase	Class C converts to Class F-1 after 10 years
Classes F-1 and F-2	None	None	None
Class R-6	None	None	None

*	Class B shares are not available for purchase in Limited Term Tax-Exempt Bond Fund of America, The Tax-Exempt Bond Fund of America, American High-Income Municipal Bond Fund, The Tax-Exempt Fund of California and American Funds Tax-Exempt Fund of New York.
†	Class C shares are not available for purchase in Limited Term Tax-Exempt Bond Fund of America.

Holders of all share classes of each fund have equal pro rata rights to the assets, dividends and liquidation proceeds of each fund held. Each share class of each fund has identical voting rights, except for the exclusive right to vote on matters affecting only its class. Share classes have different fees and expenses (“class-specific fees and expenses”), primarily due to different arrangements for distribution, administrative and shareholder services. Differences in class-specific fees and expenses will result in differences in net investment income and, therefore, the payment of different per-share dividends by each share class of each fund.

52	American Funds Tax-Exempt Funds

2. Significant accounting policies

Each fund’s financial statements have been prepared to comply with accounting principles generally accepted in the United States of America. These principles require management to make estimates and assumptions that affect reported amounts and disclosures. Actual results could differ from those estimates. The funds follow the significant accounting policies described below, as well as the valuation policies described in the next section on valuation.

Security transactions and related investment income — Security transactions are recorded by the funds as of the date the trades are executed with brokers. Realized gains and losses from security transactions are determined based on the specific identified cost of the securities in each fund. In the event a security is purchased with a delayed payment date, each impacted fund will segregate liquid assets sufficient to meet its payment obligations. Interest income is recognized on an accrual basis. Market discounts, premiums and original issue discounts on fixed-income securities are amortized daily over the expected life of the security.

Class allocations — Income, fees and expenses (other than class-specific fees and expenses) are allocated daily among the various share classes of each fund based on the relative value of their settled shares. Realized and unrealized gains and losses are allocated daily among the various share classes of each fund based on their relative net assets. Class-specific fees and expenses, such as distribution, administrative and shareholder services, are charged directly to the respective share class of each fund.

Dividends and distributions to shareholders — Dividends to shareholders are declared daily after the determination of each fund’s net investment income and are paid to shareholders monthly. Distributions to shareholders are recorded on each fund’s ex-dividend date.

3. Valuation

Capital Research and Management Company (“CRMC”), the funds’ investment adviser, values each fund’s investments at fair value as defined by accounting principles generally accepted in the United States of America. The net asset value of each share class of each fund is generally determined as of approximately 4:00 p.m. New York time each day the New York Stock Exchange is open.

Methods and inputs —The funds’ investment adviser uses the following methods and inputs to establish the fair value of each fund’s assets and liabilities. Use of particular methods and inputs may vary over time based on availability and relevance as market and economic conditions evolve.

Fixed-income securities, including short-term securities purchased with more than 60 days left to maturity, are generally valued at prices obtained from one or more pricing vendors. Vendors value such securities based on one or more of the following inputs: benchmark yields, transactions, bids, offers, quotations from dealers and trading systems, new issues, spreads and other relationships observed in the markets among comparable securities; and proprietary pricing models such as yield measures calculated using factors such as cash flows, financial or collateral performance and other reference data. For certain distressed securities, valuations may include cash flows or liquidation values using a net present value calculation based on inputs that include, but are not limited to, financial statements and debt contracts.

When the funds’ investment adviser deems it appropriate to do so (such as when vendor prices are unavailable or not deemed to be representative), fixed-income securities will be valued in good faith at the mean quoted bid and ask prices that are reasonably and timely available (or bid prices, if ask prices are not available) or at prices for securities of comparable maturity, quality and type. Some securities may be valued based on their effective maturity or average life, which may be shorter than the stated maturity.

Short-term securities purchased within 60 days to maturity are valued at amortized cost, which approximates fair value. The value of short-term securities originally purchased with maturities greater than 60 days is determined based on an amortized value to par when they reach 60 days.

Securities and other assets for which representative market quotations are not readily available or are considered unreliable by the funds’ investment adviser are fair valued as determined in good faith under fair valuation guidelines adopted by authority of each fund’s board of trustees as further described. The investment adviser follows fair valuation guidelines, consistent with U.S. Securities and Exchange Commission rules and guidance, to consider relevant principles and factors when making fair value determinations. The investment adviser considers relevant indications of value that are reasonably and timely available to it in determining the fair value to be assigned to a particular security, such as the type and cost of the security; contractual or legal restrictions on resale of the security; relevant financial or business developments of the issuer; actively traded similar or related securities; conversion or exchange

American Funds Tax-Exempt Funds	53

rights on the security; related corporate actions; significant events occurring after the close of trading in the security; and changes in overall market conditions. Fair valuations and valuations of investments that are not actively trading involve judgment and may differ materially from valuations that would have been used had greater market activity occurred.

Processes and structure — Each fund’s board of trustees has delegated authority to the funds’ investment adviser to make fair value determinations, subject to board oversight. The investment adviser has established a Joint Fair Valuation Committee (the “Fair Valuation Committee”) to administer, implement and oversee the fair valuation process, and to make fair value decisions. The Fair Valuation Committee regularly reviews its own fair value decisions, as well as decisions made under its standing instructions to the investment adviser’s valuation teams. The Fair Valuation Committee reviews changes in fair value measurements from period to period and may, as deemed appropriate, update the fair valuation guidelines to better reflect the results of back testing and address new or evolving issues. The Fair Valuation Committee reports any changes to the fair valuation guidelines to the boards of trustees with supplemental information to support the changes. Each fund’s board and audit committee also regularly review reports that describe fair value determinations and methods.

The funds’ investment adviser has also established a Fixed-Income Pricing Review Group to administer and oversee the fixed-income valuation process, including the use of fixed-income pricing vendors. This group regularly reviews pricing vendor information and market data. Pricing decisions, processes and controls over security valuation are also subject to additional internal reviews, including an annual control self-evaluation program facilitated by the investment adviser’s compliance group.

Classifications — The funds’ investment adviser classifies each fund’s assets and liabilities into three levels based on the inputs used to value the assets or liabilities. Level 1 values are based on quoted prices in active markets for identical securities. Level 2 values are based on significant observable market inputs, such as quoted prices for similar securities and quoted prices in inactive markets. Level 3 values are based on significant unobservable inputs that reflect the investment adviser’s determination of assumptions that market participants might reasonably use in valuing the securities. The valuation levels are not necessarily an indication of the risk or liquidity associated with the underlying investment. For example, U.S. government securities are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market. At January 31, 2014, all of the investment securities held by American Funds Short-Term Tax-Exempt Bond Fund, Limited Term Tax-Exempt Bond Fund of America, The Tax-Exempt Bond Fund of America, The Tax-Exempt Fund of California and American Funds Tax-Exempt Fund of New York were classified as Level 2. The following table presents the valuation levels for American High-Income Municipal Bond Fund as of January 31, 2014 (dollars in thousands):

	Investment securities
	Level 1	Level 2	Level 3	Total
Assets:
Bonds, notes & other debt instruments:
California	$—	$401,532	$—	$401,532
Florida	—	203,093	—	203,093
Texas	—	191,700	—	191,700
Illinois	—	159,648	—	159,648
Colorado	—	142,062	—	142,062
Michigan	—	141,643	—	141,643
Ohio	—	116,466	—	116,466
New Jersey	—	99,896	—	99,896
New York	—	91,229	—	91,229
Pennsylvania	—	78,785	—	78,785
Other states & U.S. territories	—	887,192	—	887,192
Convertible securities	3,257	—	—	3,257
Common stocks	1,472	—	—	1,472
Rights	—	—	1,258	1,258
Short-term securities	—	140,880	—	140,880
Total	$4,729	$2,654,126	$1,258	$2,660,113

54	American Funds Tax-Exempt Funds

4. Risk factors

Investing in each fund may involve certain risks including, but not limited to, those described below.

Market conditions —The prices of, and the income generated by, the securities held by the funds may decline due to market conditions and other factors, including those directly involving the issuers of securities held by the funds.

Investing in bonds — Rising interest rates will generally cause the prices of bonds and other debt securities to fall. Longer maturity debt securities may be subject to greater price fluctuations than shorter maturity debt securities. In addition, falling interest rates may cause an issuer to redeem, call or refinance a security before its stated maturity, which may result in a fund having to reinvest the proceeds in lower yielding securities.

Bonds and other debt securities are subject to credit risk, which is the possibility that the credit strength of an issuer will weaken and/or an issuer of a debt security will fail to make timely payments of principal or interest and the security will go into default. Credit risk is broadly gauged by the credit ratings of the securities in which a fund invests. However, ratings are only the opinions of the rating agencies issuing them and are not guarantees as to credit quality or an evaluation of market risk. The funds’ investment adviser relies on its own credit analysts to research issuers and issues in seeking to mitigate the risks of an issuer defaulting on its obligations.

Thinly traded securities —There may be little trading in the secondary market for particular bonds or other debt securities, which may make them more difficult to value, acquire or sell.

Credit and liquidity support — Changes in the credit quality of banks and financial institutions providing credit and liquidity support features with respect to securities held by the funds could cause the values of these securities to decline.

Investing in lower rated bonds — Each of the funds (other than American Funds Short-Term Tax-Exempt Bond Fund) may invest in lower rated bonds and other lower rated debt instruments. Lower rated bonds and other lower rated debt securities generally have higher rates of interest and involve greater risk of default or price declines due to changes in the issuer’s creditworthiness than those of higher quality debt securities. The market prices of these securities may fluctuate more than the prices of higher quality debt securities and may decline significantly in periods of general economic difficulty. These risks may be increased with respect to investments in junk bonds.

Investing in similar municipal bonds — Investing significantly in municipal obligations of issuers in the same state or backed by revenues of similar types of projects or industries may make the funds more susceptible to certain economic, political or regulatory occurrences. As a result, the potential for fluctuations in the funds’ share prices may increase.

Investing in municipal bonds of issuers within the state of California — Because The Tax-Exempt Fund of California invests primarily in securities of issuers within the state of California, the fund is more susceptible to factors adversely affecting issuers of California securities than a comparable municipal bond mutual fund that does not concentrate its investments in a single state. For example, in the past, California voters have passed amendments to the state’s constitution and other measures that limit the taxing and spending authority of California governmental entities, and future voter initiatives may adversely affect California municipal bonds. More detailed information about the risks of investing in California municipal securities is contained in the fund’s statement of additional information.

Investing in municipal bonds of issuers within the state of New York — Because American Funds Tax-Exempt Fund of New York invests primarily in securities of issuers within the state of New York, the fund is more susceptible to factors adversely affecting issuers of New York securities than a comparable municipal bond mutual fund that does not concentrate its investments in a single state. For example, such factors may include political policy changes, tax base erosion, state constitutional limits on tax increases, budget deficits and other financial or economic difficulties, and changes in the credit ratings assigned to New York’s municipal issuers. New York’s economy and finances may be especially vulnerable to changes in the performance of the financial services sector, which historically has been volatile. More detailed information about the risks of investing in New York municipal securities is contained in the fund’s statement of additional information.

American Funds Tax-Exempt Funds	55

Management — The investment adviser to the funds actively manages the funds’ investments. Consequently, the funds are subject to the risk that the methods and analyses employed by the funds’ investment adviser in this process may not produce the desired results.

This could cause the funds to lose value or their investment results to lag relevant benchmarks or other funds with similar objectives.

5. Taxation and distributions

Federal income taxation — Each fund complies with the requirements under Subchapter M of the Internal Revenue Code applicable to mutual funds and intends to distribute substantially all of its net income and net capital gains each year. The funds are not subject to income taxes to the extent taxable income and net capital gains are distributed. Generally, income earned by each fund is exempt from federal income taxes; however, each fund may earn taxable income from certain investments.

As of and during the period ended January 31, 2014, none of the funds had a liability for any unrecognized tax benefits. The funds recognize interest and penalties, if any, related to unrecognized tax benefits as income tax expense in their respective statement of operations. During the period, none of the funds incurred any significant interest or penalties.

The funds are not subject to examination by U.S. federal tax authorities or state tax authorities for tax years before the dates shown in the following table:

Fund	U.S. federal tax authority		State tax authority
American Funds Short-Term Tax-Exempt Bond Fund	2009		2008
Limited Term Tax-Exempt Bond Fund of America	2009		2008
The Tax-Exempt Bond Fund of America	2009		2008
American High-Income Municipal Bond Fund	2009		2008
The Tax-Exempt Fund of California	2009		2008
American Funds Tax-Exempt Fund of New York	2010	*	2010	*

*The year the fund commenced operations.

Distributions — Distributions paid to shareholders are based on each fund’s net investment income and net realized gains determined on a tax basis, which may differ from net investment income and net realized gains for financial reporting purposes. These differences are due primarily to different treatment for items such as short-term capital gains and losses; capital losses related to sales of certain securities within 30 days of purchase; deferred expenses; cost of investments sold; net capital losses; amortization of discounts; and income on certain investments. The fiscal year in which amounts are distributed may differ from the year in which the net investment income and net realized gains are recorded by the funds for financial reporting purposes.

As indicated in the following tables, some of the funds had capital loss carryforwards available at July 31, 2013. These will be used to offset any capital gains realized by these funds in future years through the expiration dates. Funds with a capital loss carryforward will not make distributions from capital gains while a capital loss carryforward remains.

Under the Regulated Investment Company Modernization Act of 2010 (the “Act”), net capital losses recognized after July 31, 2011, (August 31, 2011, for The Tax-Exempt Bond Fund of America and The Tax-Exempt Fund of California) may be carried forward indefinitely, and their character is retained as short-term and/or long-term losses. Previously, net capital losses were carried forward for eight years and treated as short-term losses. As a transition rule, the Act requires that post-enactment net capital losses be used before pre-enactment net capital losses.

The components of distributable earnings on a tax basis are reported as of July 31, 2013, the funds’ most recent year-end. Tax basis unrealized appreciation (depreciation) and cost of investment securities are reported as of January 31, 2014.

56	American Funds Tax-Exempt Funds

Additional tax basis disclosures for each fund are as follows (dollars in thousands):

	American Funds Short-Term Tax-Exempt Bond Fund	Limited Term Tax-Exempt Bond Fund of America	The Tax-Exempt Bond Fund of America	American High-Income Municipal Bond Fund	The Tax-Exempt Fund of California	American Funds Tax-Exempt Fund of New York
As of July 31, 2013:
Undistributed tax-exempt income	$47	$691	$2,649	$927	$827	$115
Post-October capital loss deferral*	(341)	741	(2,488)	—	—	(16)
Capital loss carryforward:
No expiration	—	—	—	(12,683)	—	—
Expiring 2017	—	—	—	(14,384)	(9,316)	—
Expiring 2018	—	—	(48,217)	(69,969)	(30,345)	—
Expiring 2019	—	—	—	(24,408)	—	—
	$—	$—	$(48,217)	$(121,444)	$(39,661)	$—

As of January 31, 2014:
Gross unrealized appreciation on investment securities	$11,165	$152,792	$421,175	$107,098	$70,556	$4,229
Gross unrealized depreciation on investment securities	(774)	(9,938)	(123,796)	(97,486)	(29,434)	(1,767)
Net unrealized appreciation on investment securities	$10,391	$142,854	$297,379	$9,612	$41,122	$2,462
Cost of investment securities	$798,641	$2,842,048	$8,422,490	$2,650,501	$1,387,223	$119,518

*This deferral is considered incurred in the subsequent year.

The tax character of distributions paid or accrued to shareholders of each fund was as follows (dollars in thousands):

American Funds Short-Term Tax-Exempt Bond Fund

	Six months ended January 31, 2014			Year ended July 31, 2013
Share class	Distributions from tax-exempt income	Distributions from long-term capital gains	Total distributions paid or accrued	Distributions from tax-exempt income	Distributions from long-term capital gains	Total distributions paid or accrued
Class A	$3,608	$—	$3,608	$7,907	$123	$8,030
Class F-1	108	—	108	208	4	212
Class F-2	163	—	163	422	7	429
Total	$3,879	$—	$3,879	$8,537	$134	$8,671

Limited Term Tax-Exempt Bond Fund of America

	Six months ended January 31, 2014			Year ended July 31, 2013
Share class	Distributions from tax-exempt income	Distributions from long-term capital gains	Total distributions paid or accrued	Distributions from tax-exempt income	Distributions from long-term capital gains	Total distributions paid or accrued
Class A	$32,531	$—	$32,531	$65,825	$492	$66,317
Class B	26	—	26	79	1	80
Class C	412	—	412	1,081	12	1,093
Class F-1	1,490	—	1,490	3,150	25	3,175
Class F-2	2,038	—	2,038	4,116	31	4,147
Class R-6	1,706	—	1,706	3,000	18	3,018
Total	$38,203	$—	$38,203	$77,251	$579	$77,830

American Funds Tax-Exempt Funds	57

The Tax-Exempt Bond Fund of America

	Six months ended January 31, 2014			Period ended July 31, 2013*
Share class	Distributions from tax-exempt income	Distributions from long-term capital gains	Total distributions paid or accrued	Distributions from tax-exempt income	Distributions from long-term capital gains	Total distributions paid or accrued
Class A	$119,025	$—	$119,025	$232,946	$—	$232,946
Class B	243	—	243	609	—	609
Class C	4,793	—	4,793	9,871	—	9,871
Class F-1	28,823	—	28,823	47,608	—	47,608
Class F-2	6,712	—	6,712	9,865	—	9,865
Class R-6	2,244	—	2,244	2,807	—	2,807
Total	$161,840	$—	$161,840	$303,706	$—	$303,706

	Year ended August 31, 2012
Share class	Distributions from tax-exempt income	Distributions from long-term capital gains	Total distributions paid or accrued
Class A	$258,693	$—	$258,693
Class B	1,043	—	1,043
Class C	11,462	—	11,462
Class F-1	50,382	—	50,382
Class F-2	8,330	—	8,330
Class R-6†	263	—	263
Total	$330,173	$—	$330,173

American High-Income Municipal Bond Fund

	Six months ended January 31, 2014			Year ended July 31, 2013
Share class	Distributions from tax-exempt income	Distributions from long-term capital gains	Total distributions paid or accrued	Distributions from tax-exempt income	Distributions from long-term capital gains	Total distributions paid or accrued
Class A	$50,040	$—	$50,040	$100,902	$—	$100,902
Class B	162	—	162	450	—	450
Class C	2,871	—	2,871	6,057	—	6,057
Class F-1	3,851	—	3,851	7,852	—	7,852
Class F-2	3,200	—	3,200	5,011	—	5,011
Class R-6	1,616	—	1,616	1,513	—	1,513
Total	$61,740	$—	$61,740	$121,785	$—	$121,785

The Tax-Exempt Fund of California

	Six months ended January 31, 2014			Period ended July 31, 2013*
Share class	Distributions from tax-exempt income	Distributions from long-term capital gains	Total distributions paid or accrued	Distributions from tax-exempt income	Distributions from long-term capital gains	Total distributions paid or accrued
Class A	$23,258	$—	$23,258	$44,754	$—	$44,754
Class B	46	—	46	113	—	113
Class C	1,214	—	1,214	2,534	—	2,534
Class F-1	1,282	—	1,282	2,537	—	2,537
Class F-2	1,728	—	1,728	3,049	—	3,049
Total	$27,528	$—	$27,528	$52,987	$—	$52,987

58	American Funds Tax-Exempt Funds

The Tax-Exempt Fund of California (continued)

	Year ended August 31, 2012
Share class	Distributions from tax-exempt income	Distributions from long-term capital gains	Total distributions paid or accrued
Class A	$49,306	$—	$49,306
Class B	185	—	185
Class C	2,959	—	2,959
Class F-1	2,963	—	2,963
Class F-2	2,299	—	2,299
Total	$57,712	$—	$57,712

American Funds Tax-Exempt Fund of New York

	Six months ended January 31, 2014			Year ended July 31, 2013
Share class	Distributions from tax-exempt income	Distributions from long-term capital gains	Total distributions paid or accrued	Distributions from tax-exempt income	Distributions from long-term capital gains	Total distributions paid or accrued
Class A	$1,509	$—	$1,509	$3,102	$—	$3,102
Class B	1	—	1	6	—	6
Class C	81	—	81	160	—	160
Class F-1	18	—	18	54	—	54
Class F-2	237	—	237	415	—	415
Total	$1,846	$—	$1,846	$3,737	$—	$3,737

*In 2013,the fund changed its fiscal year-end from August to July.

† Class R-6 shares were offered beginning May 11, 2012.

6. Fees and transactions with related parties

CRMC, the funds’ investment adviser, is the parent company of American Funds Distributors,® Inc. (“AFD”), the principal underwriter of the funds’ shares, and American Funds Service Company® (“AFS”), the funds’ transfer agent. CRMC, AFD and AFS are considered related parties to each fund.

Investment advisory services — Each fund has an investment advisory and service agreement with CRMC that provides for monthly fees accrued daily. These fees are based on annual rates that generally decrease as average net asset levels increase. The agreements also provide for monthly fees accrued daily based on a series of decreasing rates on each fund’s monthly gross income.

The ranges of rates, net asset levels, gross income levels and annualized rates of average net assets for each fund are as follows:

									Annualized rates for the
	Rates		Net asset level (in billions)		Rates		Monthly gross income		six months ended
Fund	Beginning with	Ending with	Up to	In excess of	Beginning with	Ending with	Up to	In excess of	January 31, 2014
American Funds Short-Term Tax-Exempt Bond Fund	.390%	.290%	$.20	$1.2	None	None	None	None	.365%
Limited Term Tax-Exempt Bond Fund of America	.300	.150	.06	1.0	3.00%	2.50%	$3,333,333	$3,333,333	.247
The Tax-Exempt Bond Fund of America	.300	.120	.06	10.0	3.00	2.00	3,333,333	8,333,333	.247
American High-Income Municipal Bond Fund	.300	.150	.06	3.0	3.00	2.50	3,333,333	3,333,333	.337
The Tax-Exempt Fund of California	.300	.180	.06	1.0	3.00	2.50	3,333,333	3,333,333	.330
American Funds Tax-Exempt Fund of New York	.300	.180	.06	1.0	3.00	2.50	3,333,333	3,333,333	.367

American Funds Tax-Exempt Funds	59

CRMC has agreed to reimburse a portion of the fees and expenses of American Funds Tax-Exempt Fund of New York during its startup period.This reimbursement may be adjusted or discontinued by CRMC, subject to any restrictions in the fund’s prospectus.For the six months ended January 31, 2014, total fees and expenses reimbursed by CRMC were $60,000. Fees and expenses in the statement of operations are presented gross of any reimbursements from CRMC.

Class-specific fees and expenses — Expenses that are specific to individual share classes are accrued directly to the respective share class of each fund. The principal class-specific fees and expenses are described below:

Distribution services — Each fund has plans of distribution for all share classes, except Class F-2 and Class R-6 shares, if applicable. Under the plans, each fund’s board of trustees approves certain categories of expenses that are used to finance activities primarily intended to sell fund shares and service existing accounts. The plans provide for payments based on an annualized percentage of average daily net assets. In some cases, the boards of trustees have limited the amounts that may be paid to less than the maximum allowed by the plans. All share classes with a plan may use the allotted percentage of average daily net assets to pay service fees, or to compensate AFD for paying service fees, to firms that have entered into agreements with AFD to provide certain shareholder services. The remaining amounts available to be paid under each plan are paid to dealers to compensate them for their sales activities.

	American Funds Short-Term Tax-Exempt Bond Fund		Limited Term Tax-Exempt Bond Fund of America		The Tax-Exempt Bond Fund of America
Share class	Currently approved limits	Plan limits	Currently approved limits	Plan limits	Currently approved limits	Plan limits
Class A	0.15%	0.15%	0.30%	0.30%	0.25%	0.25%
Class B	Not applicable	Not applicable	1.00	1.00	1.00	1.00
Class C	Not applicable	Not applicable	1.00	1.00	1.00	1.00
Class F-1	0.25	0.50	0.25	0.50	0.25	0.50

	American High-Income Municipal Bond Fund		The Tax-Exempt Fund of California		American Funds Tax-Exempt Fund of New York
Share class	Currently approved limits	Plan limits	Currently approved limits	Plan limits	Currently approved limits	Plan limits
Class A	0.30%	0.30%	0.25%	0.25%	0.25%	0.30%
Class B	1.00	1.00	1.00	1.00	1.00	1.00
Class C	1.00	1.00	1.00	1.00	1.00	1.00
Class F-1	0.25	0.50	0.25	0.50	0.25	0.50

For Class A shares, distribution-related expenses include the reimbursement of dealer and wholesaler commissions paid by AFD for certain shares sold without a sales charge. This share class of each fund reimburses AFD for amounts billed within the prior 15 months but only to the extent that the overall annual expense limit is not exceeded. As of January 31, 2014, unreimbursed expenses subject to reimbursement for Class A shares of each fund were as follows (dollars in thousands):

Fund	Class A
American Funds Short-Term Tax-Exempt Bond Fund	$1,024
Limited Term Tax-Exempt Bond Fund of America	279
The Tax-Exempt Bond Fund of America	3,583
American High-Income Municipal Bond Fund	—
The Tax-Exempt Fund of California	440
American Funds Tax-Exempt Fund of New York	—

Transfer agent services — Each fund has a shareholder services agreement with AFS under which each fund compensates AFS for providing transfer agent services to each of the funds’ share classes. These services include recordkeeping, shareholder communications and transaction processing. In addition, each fund reimburses AFS for amounts paid to third parties for performing transfer agent services on behalf of its respective fund shareholders.

Administrative services — Each fund has an administrative services agreement with CRMC under which each fund compensates CRMC for providing administrative services to each of the funds’ Class A, C, F and R shares, if applicable. These services include, but are not limited to, coordinating, monitoring, assisting and overseeing third parties that provide services to each fund’s shareholders. Under the agreements, Class A shares of each fund pay an annual fee of 0.01% and Class C, F and R shares of each fund, if applicable, pay an annual fee of 0.05% of their respective average daily net assets.

60	American Funds Tax-Exempt Funds

For the six months ended January 31, 2014, class-specific expenses under the agreements for each fund were as follows (dollars in thousands):

American Funds Short-Term Tax-Exempt Bond Fund

Share class	Distribution services	Transfer agent services	Administrative services
Class A	$551	$97	$37
Class F-1	36	18	7
Class F-2	Not applicable	17	8
Total class-specific expenses	$587	$132	$52

Limited Term Tax-Exempt Bond Fund of America

Share class	Distribution services	Transfer agent services		Administrative services
Class A	$3,893	$373		$130
Class B	14	—	*	Not applicable
Class C	233	7		12
Class F-1	149	69		30
Class F-2	Not applicable	87		38
Class R-6	Not applicable	—	*	31
Total class-specific expenses	$4,289	$536		$241

The Tax-Exempt Bond Fund of America

Share class	Distribution services	Transfer agent services		Administrative services
Class A	$8,362	$1,109		$334
Class B	86	3		Not applicable
Class C	1,727	62		87
Class F-1	2,086	981		418
Class F-2	Not applicable	202		91
Class R-6	Not applicable	—	*	29
Total class-specific expenses	$12,261	$2,357		$959

American High-Income Municipal Bond Fund

Share class	Distribution services	Transfer agent services		Administrative services
Class A	$2,344	$579		$107
Class B	42	2		Not applicable
Class C	745	43		37
Class F-1	212	96		43
Class F-2	Not applicable	75		34
Class R-6	Not applicable	—	*	16
Total class-specific expenses	$3,343	$795		$237

The Tax-Exempt Fund of California

Share class	Distribution services	Transfer agent services		Administrative services
Class A	$1,524	$144		$61
Class B	15	—	*	Not applicable
Class C	401	10		20
Class F-1	87	39		17
Class F-2	Not applicable	51		22
Total class-specific expenses	$2,027	$244		$120

See end of class-specific expenses tables for footnote.

American Funds Tax-Exempt Funds	61

American Funds Tax-Exempt Fund of New York

Share class	Distribution services	Transfer agent services		Administrative services
Class A	$78	$18		$5
Class B	1	—	*	Not applicable
Class C	37	1		2
Class F-1	1	—	*	—	*
Class F-2	Not applicable	8		4
Total class-specific expenses	$117	$27		$11

*Amount less than one thousand.

Trustees’ deferred compensation — Trustees who are unaffiliated with CRMC may elect to defer the cash payment of part or all of their compensation. These deferred amounts, which remain as liabilities of each fund, are treated as if invested in shares of the funds or other American Funds. These amounts represent general, unsecured liabilities of each fund and vary according to the total returns of the selected funds. Trustees’ compensation in the funds’ statement of operations includes the current fees (either paid in cash or deferred) and a net increase in the value of the following deferred amounts (dollars in thousands):

Fund	Current fees	Increase in value of deferred amounts		Total trustees’ compensation
American Funds Short-Term Tax-Exempt Bond Fund	$4	$3		$7
Limited Term Tax-Exempt Bond Fund of America	16	16		32
The Tax-Exempt Bond Fund of America	53	33		86
American High-Income Municipal Bond Fund	16	12		28
The Tax-Exempt Fund of California	8	16		24
American Funds Tax-Exempt Fund of New York	1	—	*	1

*Amount less than one thousand.

Affiliated officers and trustees — Officers and certain trustees of the funds are or may be considered to be affiliated with CRMC,AFD and AFS. No affiliated officers or trustees received any compensation directly from the funds.

7. Capital share transactions

Capital share transactions in the funds were as follows (dollars and shares in thousands):

American Funds Short-Term Tax-Exempt Bond Fund

			Reinvestments of				Net increase
	Sales[1]		dividends and distributions		Repurchases[1]		(decrease)
Share class	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares

Six months ended January 31, 2014

Class A	$164,338	16,085	$3,164	309	$(128,333)	(12,556)	$39,169	3,838
Class F-1	8,306	812	107	11	(12,869)	(1,258)	(4,456)	(435)
Class F-2	20,543	2,009	136	13	(17,044)	(1,671)	3,635	351
Total net increase (decrease)	$193,187	18,906	$3,407	333	$(158,246)	(15,485)	$38,348	3,754

Year ended July 31, 2013
Class A	$332,155	32,286	$6,918	672	$(236,422)	(22,971)	$102,651	9,987
Class F-1	21,838	2,125	211	20	(10,150)	(986)	11,899	1,159
Class F-2	45,810	4,443	324	32	(23,572)	(2,288)	22,562	2,187
Total net increase (decrease)	$399,803	38,854	$7,453	724	$(270,144)	(26,245)	$137,112	13,333

62	American Funds Tax-Exempt Funds

Limited Term Tax-Exempt Bond Fund of America

			Reinvestments of				Net (decrease)
	Sales[1]		dividends and distributions		Repurchases[1]		increase
Share class	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares

Six months ended January 31, 2014

Class A	$265,802	16,673	$30,137	1,889	$(363,301)	(22,802)	$(67,362)	(4,240)
Class B	177	11	25	2	(874)	(55)	(672)	(42)
Class C	5,796	364	391	24	(12,448)	(781)	(6,261)	(393)
Class F-1	21,222	1,331	1,449	91	(27,225)	(1,706)	(4,554)	(284)
Class F-2	48,358	3,030	1,615	101	(47,339)	(2,971)	2,634	160
Class R-6	11,432	715	1,706	107	(26,234)	(1,648)	(13,096)	(826)
Total net increase (decrease)	$352,787	22,124	$35,323	2,214	$(477,421)	(29,963)	$(89,311)	(5,625)

Year ended July 31, 2013
Class A	$707,744	43,319	$61,484	3,769	$(621,149)	(38,195)	$148,079	8,893
Class B	738	45	75	4	(3,419)	(209)	(2,606)	(160)
Class C	15,073	924	1,011	62	(40,512)	(2,484)	(24,428)	(1,498)
Class F-1	57,039	3,490	3,091	190	(66,099)	(4,051)	(5,969)	(371)
Class F-2	67,131	4,101	3,098	190	(80,177)	(4,915)	(9,948)	(624)
Class R-6	126,421	7,718	3,016	185	(37,302)	(2,299)	92,135	5,604
Total net increase (decrease)	$974,146	59,597	$71,775	4,400	$(848,658)	(52,153)	$197,263	11,844

The Tax-Exempt Bond Fund of America

			Reinvestments				Net (decrease)
	Sales[1]		of dividends		Repurchases[1]		increase
Share class	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares

Six months ended January 31, 2014

Class A	$288,637	23,267	$107,867	8,687	$(904,249)	(73,071)	$(507,745)	(41,117)
Class B	352	28	232	19	(4,911)	(397)	(4,327)	(350)
Class C	15,843	1,278	4,489	362	(72,925)	(5,894)	(52,593)	(4,254)
Class F-1	282,504	22,796	28,555	2,299	(631,647)	(50,519)	(320,588)	(25,424)
Class F-2	177,985	14,331	5,482	441	(90,647)	(7,317)	92,820	7,455
Class R-6	21,487	1,731	2,244	181	(13,038)	(1,053)	10,693	859
Total net increase (decrease)	$786,808	63,431	$148,869	11,989	$(1,717,417)	(138,251)	$(781,740)	(62,831)

Period ended July 31, 2013[2]
Class A	$1,131,755	86,059	$211,228	16,170	$(1,429,360)	(110,055)	$(86,377)	(7,826)
Class B	1,532	117	579	44	(11,683)	(894)	(9,572)	(733)
Class C	89,902	6,840	9,169	702	(123,504)	(9,497)	(24,433)	(1,955)
Class F-1	559,486	42,780	47,063	3,606	(388,334)	(29,698)	218,215	16,688
Class F-2	200,255	15,202	7,871	603	(101,698)	(7,795)	106,428	8,010
Class R-6	95,101	7,236	2,806	215	(18,398)	(1,417)	79,509	6,034
Total net increase (decrease)	$2,078,031	158,234	$278,716	21,340	$(2,072,977)	(159,356)	$283,770	20,218

Year ended August 31, 2012
Class A	$1,110,952	87,424	$230,874	18,149	$(903,292)	(71,308)	$438,534	34,265
Class B	3,157	248	965	76	(16,810)	(1,328)	(12,688)	(1,004)
Class C	97,430	7,659	10,365	815	(82,627)	(6,515)	25,168	1,959
Class F-1	415,779	32,717	49,821	3,915	(386,444)	(30,571)	79,156	6,061
Class F-2	77,435	6,086	6,382	502	(54,378)	(4,280)	29,439	2,308
Class R-6[3]	43,416	3,346	265	20	(2,593)	(198)	41,088	3,168
Total net increase (decrease)	$1,748,169	137,480	$298,672	23,477	$(1,446,144)	(114,200)	$600,697	46,757

See end of capital share transactions tables for footnotes.

American Funds Tax-Exempt Funds	63

American High-Income Municipal Bond Fund

			Reinvestments				Net (decrease)
	Sales[1]		of dividends		Repurchases[1]		increase
Share class	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares

Six months ended January 31, 2014

Class A	$169,563	11,829	$46,312	3,229	$(360,194)	(25,207)	$(144,319)	(10,149)
Class B	176	12	150	10	(2,878)	(201)	(2,552)	(179)
Class C	13,080	913	2,640	184	(33,671)	(2,357)	(17,951)	(1,260)
Class F-1	39,579	2,765	3,766	262	(42,378)	(2,961)	967	66
Class F-2	50,368	3,515	2,726	190	(28,821)	(2,015)	24,273	1,690
Class R-6	16,919	1,182	1,615	113	(1,706)	(119)	16,828	1,176
Total net increase (decrease)	$289,685	20,216	$57,209	3,988	$(469,648)	(32,860)	$(122,754)	(8,656)

Year ended July 31, 2013
Class A	$618,787	40,219	$92,473	6,043	$(642,382)	(42,211)	$68,878	4,051
Class B	1,288	84	418	28	(7,512)	(491)	(5,806)	(379)
Class C	52,691	3,422	5,564	364	(59,620)	(3,918)	(1,365)	(132)
Class F-1	64,636	4,209	7,685	502	(83,288)	(5,444)	(10,967)	(733)
Class F-2	77,180	5,011	4,334	283	(34,989)	(2,296)	46,525	2,998
Class R-6	52,876	3,445	1,513	99	(6,177)	(406)	48,212	3,138
Total net increase (decrease)	$867,458	56,390	$111,987	7,319	$(833,968)	(54,766)	$145,477	8,943

The Tax-Exempt Fund of California

				Reinvestments				Net (decrease)
	Sales[1]			of dividends		Repurchases[1]		increase
Share class	Amount	Shares		Amount	Shares	Amount	Shares	Amount	Shares

Six months ended January 31, 2014

Class A	$57,917	3,475		$20,074	1,201	$(141,953)	(8,525)	$(63,962)	(3,849)
Class B	1	—	[4]	44	2	(724)	(43)	(679)	(41)
Class C	3,339	200		1,117	67	(16,261)	(977)	(11,805)	(710)
Class F-1	7,253	434		1,214	73	(15,632)	(939)	(7,165)	(432)
Class F-2	14,371	864		1,405	84	(19,486)	(1,171)	(3,710)	(223)
Total net increase (decrease)	$82,881	4,973		$23,854	1,427	$(194,056)	(11,655)	$(87,321)	(5,255)

Period ended July 31, 2013[2]
Class A	$193,455	10,951		$38,106	2,170	$(252,947)	(14,437)	$(21,386)	(1,316)
Class B	152	9		107	6	(1,770)	(100)	(1,511)	(85)
Class C	13,276	752		2,279	130	(25,286)	(1,445)	(9,731)	(563)
Class F-1	21,002	1,190		2,406	137	(27,933)	(1,583)	(4,525)	(256)
Class F-2	41,142	2,325		2,545	145	(21,766)	(1,234)	21,921	1,236
Total net increase (decrease)	$269,027	15,227		$45,443	2,588	$(329,702)	(18,799)	$(15,232)	(984)

Year ended August 31, 2012
Class A	$182,575	10,756		$41,258	2,425	$(198,977)	(11,739)	$24,856	1,442
Class B	671	40		172	10	(3,225)	(191)	(2,382)	(141)
Class C	18,778	1,108		2,526	149	(18,309)	(1,080)	2,995	177
Class F-1	18,220	1,071		2,836	166	(26,762)	(1,588)	(5,706)	(351)
Class F-2	36,372	2,135		1,813	106	(9,247)	(544)	28,938	1,697
Total net increase (decrease)	$256,616	15,110		$48,605	2,856	$(256,520)	(15,142)	$48,701	2,824

64	American Funds Tax-Exempt Funds

American Funds Tax-Exempt Fund of New York

				Reinvestments					Net (decrease)
	Sales[1]			of dividends			Repurchases[1]		increase
Share class	Amount	Shares		Amount	Shares		Amount	Shares	Amount	Shares

Six months ended January 31, 2014

Class A	$10,717	1,054		$894	88		$(13,889)	(1,370)	$(2,278)	(228)
Class B	2	—	[4]	1	—	[4]	(103)	(10)	(100)	(10)
Class C	824	82		76	8		(1,579)	(156)	(679)	(66)
Class F-1	125	13		9	1		(444)	(44)	(310)	(30)
Class F-2	1,882	185		220	21		(1,016)	(100)	1,086	106
Total net increase (decrease)	$13,550	1,334		$1,200	118		$(17,031)	(1,680)	$(2,281)	(228)

Year ended July 31, 2013
Class A	$28,904	2,656		$1,752	163		$(30,561)	(2,824)	$95	(5)
Class B	132	12		5	—	[4]	(220)	(20)	(83)	(8)
Class C	3,039	279		152	13		(1,779)	(166)	1,412	126
Class F-1	686	63		38	4		(1,649)	(153)	(925)	(86)
Class F-2	3,639	333		389	36		(1,693)	(157)	2,335	212
Total net increase (decrease)	$36,400	3,343		$2,336	216		$(35,902)	(3,320)	$2,834	239

1  Includes exchanges between share classes of the fund.

2  In 2013,the fund changed its fiscal year-end from August to July.

3  Class R-6 shares were offered beginning May 11, 2012.
4  Amount less than one thousand.

8. Investment transactions

Each fund made purchases and sales of investment securities, excluding short-term securities and U.S. government obligations, if any, during the six months ended January 31, 2014, as follows (dollars in thousands):

Fund	Purchases	Sales
American Funds Short-Term Tax-Exempt Bond Fund	$96,424	$51,757
Limited Term Tax-Exempt Bond Fund of America	177,448	131,937
The Tax-Exempt Bond Fund of America	579,963	1,117,737
American High-Income Municipal Bond Fund	280,421	384,864
The Tax-Exempt Fund of California	47,053	145,608
American Funds Tax-Exempt Fund of New York	10,419	11,064

9. Ownership concentration

At January 31, 2014, CRMC held aggregate ownership of 32% of the outstanding shares of American Funds Tax-Exempt Fund of New York. The ownership represents the seed money invested in the fund when it began operations on November 1, 2010.

American Funds Tax-Exempt Fund	65

Financial highlights

American Funds Short-Term Tax-Exempt Bond Fund

		Income (loss) from investment operations[1]			Dividends and distributions
Period ended	Net asset value, beginning of period	Net investment income	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income	Distributions (from capital gains)		Total dividends and distributions	Net asset value, end of period	Total return[2,3]	Net assets, end of period (in millions)	Ratio of expenses to average net assets before reimbursements/ waivers[4]		Ratio of expenses to average net assets after reimbursements/ waivers[3,4]		Ratio of net income to average net assets[3]
Class A4:
1/31/2014[5,6]	$10.21	$.05	$.04	$.09	$(.05)	$—		$(.05)	$10.25	.89%	$743.58%[7]			.58%[7]		.99%[7]
7/31/2013	10.32	.13	(.11)	.02	(.13)	—	[8]	(.13)	10.21	.16	701.59			.59		1.21
7/31/2012	10.23	.13	.09	.22	(.13)	—		(.13)	10.32	2.17	606.59			.59		1.27
7/31/2011	10.20	.12	.03	.15	(.12)	—		(.12)	10.23	1.53	520.60			.60		1.24
7/31/2010	10.00	.10	.20	.30	(.10)	—		(.10)	10.20	3.06	412.65			.53		1.00
7/31/2009[5,9]	10.00	.03	—	.03	(.03)	—		(.03)	10.00	.33	501.52		[7]	.46	[7]	.44	[7]
Class F-1:
1/31/2014[5,6]	10.21	.04	.04	.08	(.04)	—		(.04)	10.25	.77	25.82		[7]	.82	[7]	.76	[7]
7/31/2013	10.32	.10	(.11)	(.01)	(.10)	—	[8]	(.10)	10.21	(.08)	30.84			.84		.96
7/31/2012	10.23	.11	.09	.20	(.11)	—		(.11)	10.32	1.98	18.78			.78		1.09
7/31/2011	10.20	.11	.03	.14	(.11)	—		(.11)	10.23	1.34	14.79			.79		1.04
7/31/2010[5,10]	10.00	.10	.19	.29	(.09)	—		(.09)	10.20	2.93	5.79		[7]	.64	[7]	1.06	[7]
Class F-2:
1/31/2014[5,6]	10.21	.05	.04	.09	(.05)	—		(.05)	10.25	.90	41.55		[7]	.55	[7]	1.02	[7]
7/31/2013	10.32	.13	(.11)	.02	(.13)	—	[8]	(.13)	10.21	.19	37.56			.56		1.23
7/31/2012	10.23	.14	.09	.23	(.14)	—		(.14)	10.32	2.24	15.52			.52		1.33
7/31/2011	10.20	.13	.03	.16	(.13)	—		(.13)	10.23	1.58	17.55			.55		1.28
7/31/2010[5,11]	10.00	.13	.18	.31	(.11)	—		(.11)	10.20	3.16	8.51		[7]	.45	[7]	1.39	[7]

	Six months ended January 31,	Year ended July 31
	2014[5,6]	2013	2012	2011	2010
Portfolio turnover rate for all share classes	8%	22%	14%	12%	5%

[1]	Based on average shares outstanding.
[2]	Total returns exclude any applicable sales charges, including contingent deferred sales charges.
[3]	This column reflects the impact, if any, of certain reimbursements/waivers from CRMC. During some of the periods shown, CRMC reduced fees for investment advisory services. In addition, during some of the periods shown, CRMC agreed to pay a portion of fees and expenses due to lower short-term interest rates.
[4]	Reflects the board of trustees’ approval of a 10-for-1 reverse stock split of the shares of the fund, effective August 7, 2009.
[5]	Based on operations for the period shown and, accordingly, is not representative of a full year.
[6]	Unaudited.
[7]	Annualized.
[8]	Amount less than $.01.
[9]	In 2009, the fund changed its fiscal year-end from September to July.
[10]	Class F-1 shares were offered beginning August 27, 2009.
[11]	Class F-2 shares were offered beginning August 12, 2009.

See Notes to Financial Statements

66	American Funds Tax-Exempt Funds

Limited Term Tax-Exempt Bond Fund of America

		Income (loss) from investment operations[1]			Dividends and distributions
Period ended	Net asset value, beginning of period	Net investment income	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income	Distributions (from capital gains)		Total dividends and distributions	Net asset value, end of period	Total return[2,3]	Net assets, end of period (in millions)	Ratio of expenses to average net assets before waivers		Ratio of expenses to average net assets after waivers[3]		Ratio of net income to average net assets[3]
Class A:
1/31/2014[4,5]	$15.94	$.20	$.11	$.31	$(.20)	$—		$(.20)	$16.05	1.97%	$2,575	.60%[6]		.60%[6]		2.51%[6]
7/31/2013	16.36	.40	(.42)	(.02)	(.40)	—	[7]	(.40)	15.94	(.13)	2,625	.60		.60		2.45
7/31/2012	15.85	.44	.51	.95	(.44)	—		(.44)	16.36	6.06	2,549	.60		.60		2.72
7/31/2011	15.78	.46	.07	.53	(.46)	—		(.46)	15.85	3.41	2,232	.60		.60		2.93
7/31/2010	15.11	.48	.67	1.15	(.48)	—		(.48)	15.78	7.71	2,316	.61		.61		3.08
7/31/2009	15.01	.50	.10	.60	(.50)	—		(.50)	15.11	4.12	1,700	.64		.63		3.36
Class B:
1/31/2014[4,5]	15.94	.15	.11	.26	(.15)	—		(.15)	16.05	1.61	3	1.29	[6]	1.29	[6]	1.82	[6]
7/31/2013	16.36	.29	(.42)	(.13)	(.29)	—	[7]	(.29)	15.94	(.82)	3	1.29		1.29		1.78
7/31/2012	15.85	.33	.51	.84	(.33)	—		(.33)	16.36	5.33	6	1.30		1.30		2.04
7/31/2011	15.78	.35	.07	.42	(.35)	—		(.35)	15.85	2.69	10	1.31		1.31		2.24
7/31/2010	15.11	.37	.67	1.04	(.37)	—		(.37)	15.78	6.96	21	1.31		1.31		2.40
7/31/2009	15.01	.40	.10	.50	(.40)	—		(.40)	15.11	3.40	25	1.34		1.33		2.69
Class C:
1/31/2014[4,5]	15.94	.14	.11	.25	(.14)	—		(.14)	16.05	1.59	43	1.34	[6]	1.34	[6]	1.77	[6]
7/31/2013	16.36	.28	(.42)	(.14)	(.28)	—	[7]	(.28)	15.94	(.87)	49	1.34		1.34		1.72
7/31/2012	15.85	.32	.51	.83	(.32)	—		(.32)	16.36	5.27	75	1.34		1.34		1.99
7/31/2011	15.78	.34	.07	.41	(.34)	—		(.34)	15.85	2.64	69	1.36		1.36		2.19
7/31/2010	15.11	.36	.67	1.03	(.36)	—		(.36)	15.78	6.91	91	1.36		1.36		2.34
7/31/2009	15.01	.39	.10	.49	(.39)	—		(.39)	15.11	3.35	73	1.39		1.38		2.64
Class F-1:
1/31/2014[4,5]	15.94	.20	.11	.31	(.20)	—		(.20)	16.05	1.93	119	.67	[6]	.67	[6]	2.44	[6]
7/31/2013	16.36	.39	(.42)	(.03)	(.39)	—	[7]	(.39)	15.94	(.22)	122	.69		.69		2.37
7/31/2012	15.85	.43	.51	.94	(.43)	—		(.43)	16.36	6.00	132	.65		.65		2.67
7/31/2011	15.78	.45	.07	.52	(.45)	—		(.45)	15.85	3.37	104	.65		.65		2.89
7/31/2010	15.11	.47	.67	1.14	(.47)	—		(.47)	15.78	7.68	112	.63		.63		3.06
7/31/2009	15.01	.50	.10	.60	(.50)	—		(.50)	15.11	4.11	108	.66		.64		3.33
Class F-2:
1/31/2014[4,5]	15.94	.22	.11	.33	(.22)	—		(.22)	16.05	2.06	152	.43	[6]	.43	[6]	2.68	[6]
7/31/2013	16.36	.43	(.42)	.01	(.43)	—	[7]	(.43)	15.94	.05	148	.42		.42		2.64
7/31/2012	15.85	.47	.51	.98	(.47)	—		(.47)	16.36	6.28	162	.38		.38		2.94
7/31/2011	15.78	.49	.07	.56	(.49)	—		(.49)	15.85	3.65	132	.38		.38		3.15
7/31/2010	15.11	.52	.67	1.19	(.52)	—		(.52)	15.78	7.97	125	.36		.36		3.35
7/31/2009[4,8]	15.15	.50	(.04)	.46	(.50)	—		(.50)	15.11	3.15	204	.38	[6]	.38	[6]	3.51	[6]
Class R-6:
1/31/2014[4,5]	15.94	.22	.11	.33	(.22)	—		(.22)	16.05	2.11	119	.31	[6]	.31	[6]	2.80	[6]
7/31/2013	16.36	.45	(.42)	.03	(.45)	—	[7]	(.45)	15.94	.16	132	.31		.31		2.72
7/31/2012[4,9]	16.32	.10	.05	.15	(.11)	—		(.11)	16.36	.90	43	.07		.07		.64

	Six months ended January 31,	Year ended July 31
	2014[4,5]	2013	2012	2011	2010	2009
Portfolio turnover rate for all share classes	5%	13%	9%	14%	13%	7%

[1]	Based on average shares outstanding.
[2]	Total returns exclude any applicable sales charges, including contingent deferred sales charges.
[3]	This column reflects the impact, if any, of certain waivers from CRMC. During one of the periods shown, CRMC reduced fees for investment advisory services.
[4]	Based on operations for the period shown and, accordingly, is not representative of a full year.
[5]	Unaudited.
[6]	Annualized.
[7]	Amount less than $.01.
[8]	Class F-2 shares were offered beginning August 18, 2008.
[9]	Class R-6 shares were offered beginning May 11, 2012.

See Notes to Financial Statements

American Funds Tax-Exempt Funds	67

Financial highlights (continued)

The Tax-Exempt Bond Fund of America

		Income (loss) from investment operations[1]
Period ended	Net asset value, beginning of period	Net investment income	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income	Net asset value, end of period	Total return[2,3]	Net assets, end of period (in millions)	Ratio of expenses to average net assets before waivers		Ratio of expenses to average net assets after waivers[3]		Ratio of net income to average net assets[3]
Class A:
1/31/2014[4,5]	$12.44	$.22	$.15	$.37	$(.22)	$12.59	3.03%	$6,549	.56%[6]		.56%[6]		3.57%[6]
7/31/2013[4,7]	13.08	.40	(.64)	(.24)	(.40)	12.44	(1.93)	6,984	.55	[6]	.55	[6]	3.35	[6]
8/31/2012	12.26	.47	.82	1.29	(.47)	13.08	10.71	7,445	.55		.55		3.73
8/31/2011	12.53	.48	(.27)	.21	(.48)	12.26	1.85	6,557	.55		.55		4.01
8/31/2010	11.82	.48	.71	1.19	(.48)	12.53	10.23	7,740	.54		.54		3.92
8/31/2009	12.03	.50	(.21)	.29	(.50)	11.82	2.65	7,130	.56		.56		4.39
Class B:
1/31/2014[4,5]	12.44	.18	.15	.33	(.18)	12.59	2.65	15	1.31	[6]	1.31	[6]	2.83	[6]
7/31/2013[4,7]	13.08	.31	(.64)	(.33)	(.31)	12.44	(2.59)	20	1.30	[6]	1.30	[6]	2.61	[6]
8/31/2012	12.26	.38	.82	1.20	(.38)	13.08	9.90	30	1.29		1.29		3.01
8/31/2011	12.53	.39	(.27)	.12	(.39)	12.26	1.08	40	1.30		1.30		3.26
8/31/2010	11.82	.38	.71	1.09	(.38)	12.53	9.41	78	1.30		1.30		3.18
8/31/2009	12.03	.41	(.21)	.20	(.41)	11.82	1.88	107	1.32		1.31		3.65
Class C:
1/31/2014[4,5]	12.44	.17	.15	.32	(.17)	12.59	2.62	326	1.35	[6]	1.35	[6]	2.78	[6]
7/31/2013[4,7]	13.08	.31	(.64)	(.33)	(.31)	12.44	(2.64)	375	1.34	[6]	1.34	[6]	2.56	[6]
8/31/2012	12.26	.37	.82	1.19	(.37)	13.08	9.85	420	1.34		1.34		2.94
8/31/2011	12.53	.39	(.27)	.12	(.39)	12.26	1.03	370	1.35		1.35		3.21
8/31/2010	11.82	.38	.71	1.09	(.38)	12.53	9.35	475	1.34		1.34		3.11
8/31/2009	12.03	.41	(.21)	.20	(.41)	11.82	1.83	399	1.36		1.36		3.58
Class F-1:
1/31/2014[4,5]	12.44	.21	.15	.36	(.21)	12.59	2.97	1,359	.69	[6]	.69	[6]	3.46	[6]
7/31/2013[4,7]	13.08	.39	(.64)	(.25)	(.39)	12.44	(2.05)	1,659	.68	[6]	.68	[6]	3.21	[6]
8/31/2012	12.26	.46	.82	1.28	(.46)	13.08	10.59	1,526	.66		.66		3.62
8/31/2011	12.53	.47	(.27)	.20	(.47)	12.26	1.73	1,356	.66		.66		3.90
8/31/2010	11.82	.46	.71	1.17	(.46)	12.53	10.12	1,380	.64		.64		3.80
8/31/2009	12.03	.49	(.21)	.28	(.49)	11.82	2.56	976	.65		.64		4.31
Class F-2:
1/31/2014[4,5]	12.44	.23	.15	.38	(.23)	12.59	3.10	425	.43	[6]	.43	[6]	3.71	[6]
7/31/2013[4,7]	13.08	.42	(.64)	(.22)	(.42)	12.44	(1.81)	327	.42	[6]	.42	[6]	3.49	[6]
8/31/2012	12.26	.49	.82	1.31	(.49)	13.08	10.88	239	.40		.40		3.87
8/31/2011	12.53	.50	(.27)	.23	(.50)	12.26	1.99	196	.41		.41		4.15
8/31/2010	11.82	.50	.71	1.21	(.50)	12.53	10.41	216	.37		.37		4.09
8/31/2009	12.03	.51	(.21)	.30	(.51)	11.82	2.80	253	.39		.39		4.36
Class R-6:
1/31/2014[4,5]	12.44	.24	.15	.39	(.24)	12.59	3.16	127	.32	[6]	.32	[6]	3.81	[6]
7/31/2013[4,7]	13.08	.43	(.64)	(.21)	(.43)	12.44	(1.71)	115	.31	[6]	.31	[6]	3.58	[6]
8/31/2012[4,8]	12.94	.14	.15	.29	(.15)	13.08	2.25	42	.09		.09		1.15

	Six months ended January 31,	For the period 9/1/2012 to	Year ended August 31
	2014[4,5]	7/31/2013[4,7]	2012	2011	2010	2009
Portfolio turnover rate for all share classes	7%	16%	14%	12%	16%	18%

[1]	Based on average shares outstanding.
[2]	Total returns exclude any applicable sales charges, including contingent deferred sales charges.
[3]	This column reflects the impact, if any, of certain waivers from CRMC. During one of the periods shown, CRMC reduced fees for investment advisory services.
[4]	Based on operations for the period shown and, accordingly, is not representative of a full year.
[5]	Unaudited.
[6]	Annualized.
[7]	In 2013, the fund changed its fiscal year-end from August to July.
[8]	Class R-6 shares were offered beginning May 11, 2012.

See Notes to Financial Statements

68	American Funds Tax-Exempt Funds

American High-Income Municipal Bond Fund

		Income (loss) from investment operations[1]
Period ended	Net asset value, beginning of period	Net investment income	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income	Net asset value,end of period	Total return[2,3]	Net assets, end of period (in millions)	Ratio of expenses to average net assets before waivers		Ratio of expenses to average net assets after waivers[3]		Ratio of net income to average net assets[3]
Class A:
1/31/2014[4,5]	$14.48	$.34	$.12	$.46	$(.34)	$14.60	3.22%	$2,116.70%[6]			.70%[6]		4.74%[6]
7/31/2013	15.13	.63	(.65)	(.02)	(.63)	14.48	(.25)	2,246.69			.69		4.14
7/31/2012	13.78	.66	1.35	2.01	(.66)	15.13	14.98	2,286.68			.68		4.64
7/31/2011	13.97	.67	(.19)	.48	(.67)	13.78	3.57	1,849.64			.64		4.86
7/31/2010	12.69	.66	1.28	1.94	(.66)	13.97	15.50	2,109.68			.68		4.82
7/31/2009	14.21	.68	(1.52)	(.84)	(.68)	12.69	(5.69)	1,738.72			.70		5.43
Class B:
1/31/2014[4,5]	14.48	.28	.12	.40	(.28)	14.60	2.82	7	1.48	[6]	1.48	[6]	3.96	[6]
7/31/2013	15.13	.52	(.65)	(.13)	(.52)	14.48	(.97)	10	1.42		1.42		3.42
7/31/2012	13.78	.56	1.35	1.91	(.56)	15.13	14.14	16	1.42		1.42		3.96
7/31/2011	13.97	.56	(.19)	.37	(.56)	13.78	2.78	21	1.41		1.41		4.07
7/31/2010	12.69	.56	1.28	1.84	(.56)	13.97	14.67	36	1.42		1.42		4.11
7/31/2009	14.21	.59	(1.52)	(.93)	(.59)	12.69	(6.39)	43	1.46		1.45		4.70
Class C:
1/31/2014[4,5]	14.48	.28	.12	.40	(.28)	14.60	2.80	144	1.52	[6]	1.52	[6]	3.92	[6]
7/31/2013	15.13	.52	(.65)	(.13)	(.52)	14.48	(1.02)	161	1.46		1.46		3.37
7/31/2012	13.78	.55	1.35	1.90	(.55)	15.13	14.09	170	1.46		1.46		3.86
7/31/2011	13.97	.56	(.19)	.37	(.56)	13.78	2.73	137	1.46		1.46		4.03
7/31/2010	12.69	.55	1.28	1.83	(.55)	13.97	14.60	163	1.46		1.46		4.03
7/31/2009	14.21	.58	(1.52)	(.94)	(.58)	12.69	(6.44)	126	1.51		1.50		4.63
Class F-1:
1/31/2014[4,5]	14.48	.33	.12	.45	(.33)	14.60	3.15	174.83		[6]	.83	[6]	4.61	[6]
7/31/2013	15.13	.62	(.65)	(.03)	(.62)	14.48	(.35)	172.79			.79		4.04
7/31/2012	13.78	.65	1.35	2.00	(.65)	15.13	14.89	191.76			.76		4.56
7/31/2011	13.97	.65	(.19)	.46	(.65)	13.78	3.45	146.76			.76		4.73
7/31/2010	12.69	.65	1.28	1.93	(.65)	13.97	15.42	181.75			.75		4.75
7/31/2009	14.21	.67	(1.52)	(.85)	(.67)	12.69	(5.77)	156.80			.78		5.35
Class F-2:
1/31/2014[4,5]	14.48	.35	.12	.47	(.35)	14.60	3.28	152.58		[6]	.58	[6]	4.86	[6]
7/31/2013	15.13	.66	(.65)	.01	(.66)	14.48	(.09)	126.52			.52		4.31
7/31/2012	13.78	.69	1.35	2.04	(.69)	15.13	15.20	87.49			.49		4.81
7/31/2011	13.97	.69	(.19)	.50	(.69)	13.78	3.74	58.48			.48		5.03
7/31/2010	12.69	.68	1.28	1.96	(.68)	13.97	15.72	50.48			.48		5.00
7/31/2009[4,7]	14.28	.66	(1.58)	(.92)	(.67)	12.69	(6.19)	32.53		[6]	.53	[6]	5.50	[6]
Class R-6:
1/31/2014[4,5]	14.48	.35	.12	.47	(.35)	14.60	3.34	76.47		[6]	.47	[6]	4.97	[6]
7/31/2013	15.13	.68	(.65)	.03	(.68)	14.48	.02	58.40			.40		4.44
7/31/2012[4,8]	14.86	.14	.28	.42	(.15)	15.13	2.85	13.08			.08		1.00

	Six months ended January 31,	Year ended July 31
	2014[4,5]	2013	2012	2011	2010	2009
Portfolio turnover rate for all share classes	11%	25%	20%	18%	15%	29%

[1]	Based on average shares outstanding.
[2]	Total returns exclude any applicable sales charges, including contingent deferred sales charges.
[3]	This column reflects the impact, if any, of certain waivers from CRMC. During one of the periods shown, CRMC reduced fees for investment advisory services.
[4]	Based on operations for the period shown and, accordingly, is not representative of a full year.
[5]	Unaudited.
[6]	Annualized.
[7]	Class F-2 shares were offered beginning August 12, 2008.
[8]	Class R-6 shares were offered beginning May 11, 2012.

See Notes to Financial Statements

American Funds Tax-Exempt Funds	69

Financial highlights (continued)

The Tax-Exempt Fund of California

		Income (loss) from investment operations[1]
Period ended	Net asset value, beginning of period	Net investment income	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income	Net asset value,end of period	Total return[2,3]	Net assets, end of period (in millions)	Ratio of expenses to average net assets before waivers		Ratio of expenses to average net assets after waivers[3]		Ratio of net income to average net assets[3]
Class A:
1/31/2014[4,5]	$16.72	$.32	$.29	$.61	$(.32)	$17.01	3.70%	$1,206.64%[6]			.64%[6]		3.84%[6]
7/31/2013[4,7]	17.54	.59	(.82)	(.23)	(.59)	16.72	(1.45)	1,250.63		[6]	.63	[6]	3.64	[6]
8/31/2012	16.32	.66	1.22	1.88	(.66)	17.54	11.70	1,334.63			.63		3.89
8/31/2011	16.63	.65	(.31)	.34	(.65)	16.32	2.24	1,218.64			.64		4.08
8/31/2010	15.31	.64	1.32	1.96	(.64)	16.63	13.07	1,442.62			.62		4.04
8/31/2009	15.79	.67	(.48)	.19	(.67)	15.31	1.49	1,311.63			.62		4.59
Class B:
1/31/2014[4,5]	16.72	.26	.29	.55	(.26)	17.01	3.32	3	1.38	[6]	1.38	[6]	3.10	[6]
7/31/2013[4,7]	17.54	.47	(.82)	(.35)	(.47)	16.72	(2.12)	3	1.37	[6]	1.37	[6]	2.90	[6]
8/31/2012	16.32	.53	1.22	1.75	(.53)	17.54	10.89	5	1.37		1.37		3.17
8/31/2011	16.63	.53	(.31)	.22	(.53)	16.32	1.48	7	1.39		1.39		3.33
8/31/2010	15.31	.52	1.32	1.84	(.52)	16.63	12.22	11	1.37		1.37		3.31
8/31/2009	15.79	.56	(.48)	.08	(.56)	15.31	.73	16	1.39		1.37		3.85
Class C:
1/31/2014[4,5]	16.72	.25	.29	.54	(.25)	17.01	3.29	76	1.43	[6]	1.43	[6]	3.05	[6]
7/31/2013[4,7]	17.54	.46	(.82)	(.36)	(.46)	16.72	(2.16)	87	1.42	[6]	1.42	[6]	2.85	[6]
8/31/2012	16.32	.52	1.22	1.74	(.52)	17.54	10.83	101	1.42		1.42		3.10
8/31/2011	16.63	.52	(.31)	.21	(.52)	16.32	1.42	91	1.44		1.44		3.28
8/31/2010	15.31	.51	1.32	1.83	(.51)	16.63	12.17	116	1.42		1.42		3.24
8/31/2009	15.79	.55	(.48)	.07	(.55)	15.31	.68	105	1.43		1.42		3.79
Class F-1:
1/31/2014[4,5]	16.72	.31	.29	.60	(.31)	17.01	3.64	68.77		[6]	.77	[6]	3.71	[6]
7/31/2013[4,7]	17.54	.56	(.82)	(.26)	(.56)	16.72	(1.58)	74.77		[6]	.77	[6]	3.50	[6]
8/31/2012	16.32	.64	1.22	1.86	(.64)	17.54	11.59	82.73			.73		3.79
8/31/2011	16.63	.64	(.31)	.33	(.64)	16.32	2.13	82.74			.74		3.98
8/31/2010	15.31	.63	1.32	1.95	(.63)	16.63	12.97	108.70			.70		3.97
8/31/2009	15.79	.65	(.48)	.17	(.65)	15.31	1.41	113.71			.70		4.52
Class F-2:
1/31/2014[4,5]	16.72	.33	.29	.62	(.33)	17.01	3.76	89.52		[6]	.52	[6]	3.95	[6]
7/31/2013[4,7]	17.54	.60	(.82)	(.22)	(.60)	16.72	(1.35)	91.51		[6]	.51	[6]	3.77	[6]
8/31/2012	16.32	.68	1.22	1.90	(.68)	17.54	11.87	74.48			.48		4.02
8/31/2011	16.63	.67	(.31)	.36	(.67)	16.32	2.38	41.50			.50		4.22
8/31/2010	15.31	.67	1.32	1.99	(.67)	16.63	13.27	46.43			.43		4.27
8/31/2009	15.79	.69	(.48)	.21	(.69)	15.31	1.67	99.45			.45		4.61

	Six months ended January 31,	For the period 9/1/2012 to	Year ended August 31
	2014[4,5]	7/31/2013[4,7]	2012	2011	2010	2009
Portfolio turnover rate for all share classes	3%	12%	15%	10%	18%	17%

[1]	Based on average shares outstanding.
[2]	Total returns exclude any applicable sales charges, including contingent deferred sales charges.
[3]	This column reflects the impact, if any, of certain waivers from CRMC. During one of the periods shown, CRMC reduced fees for investment advisory services.
[4]	Based on operations for the period shown and, accordingly, is not representative of a full year.
[5]	Unaudited.
[6]	Annualized.
[7]	In 2013, the fund changed its fiscal year-end from August to July.

See Notes to Financial Statements

70	American Funds Tax-Exempt Funds

American Funds Tax-Exempt Fund of New York

		Income (loss) from investment operations[1]
Period ended	Net asset value, beginning of period	Net investment income	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income	Net asset value,end of period	Total return[2,3]	Net assets, end of period (in thousands)	Ratio of expenses to average net assets before reimbursements		Ratio of expenses to average net assets after, reimbursements[3]		Ratio of net income to average net assets[3]
Class A:
1/31/2014[4,5]	$10.21	$.16	$.07	$.23	$(.16)	$10.28	2.26%	$98,184	.73%[6]		.63%[6]		3.10%[6]
7/31/2013	10.85	.31	(.64)	(.33)	(.31)	10.21	(3.16)	99,811	.66		.59		2.88
7/31/2012	9.98	.32	.87	1.19	(.32)	10.85	12.11	106,145	.76		.63		3.06
7/31/2011[4,7]	10.00	.21	(.03)	.18	(.20)	9.98	1.83	62,229	.97	[6]	.67	[6]	2.82	[6]
Class B:
1/31/2014[4,5]	10.21	.12	.07	.19	(.12)	10.28	1.85	74	1.51	[6]	1.45	[6]	2.32	[6]
7/31/2013	10.85	.22	(.64)	(.42)	(.22)	10.21	(4.00)	174	1.53		1.46		1.99
7/31/2012	9.98	.23	.87	1.10	(.23)	10.85	11.18	271	1.59		1.45		2.24
7/31/2011[4,7]	10.00	.15	(.03)	.12	(.14)	9.98	1.24	120	1.76	[6]	1.48	[6]	2.21	[6]
Class C:
1/31/2014[4,5]	10.21	.11	.07	.18	(.11)	10.28	1.81	7,130	1.61	[6]	1.52	[6]	2.22	[6]
7/31/2013	10.85	.21	(.64)	(.43)	(.21)	10.21	(4.04)	7,763	1.58		1.50		1.96
7/31/2012	9.98	.23	.87	1.10	(.23)	10.85	11.12	6,875	1.62		1.50		2.17
7/31/2011[4,7]	10.00	.15	(.03)	.12	(.14)	9.98	1.26	2,103	1.75	[6]	1.55	[6]	2.27	[6]
Class F-1:
1/31/2014[4,5]	10.21	.16	.07	.23	(.16)	10.28	2.24	1,066	.78	[6]	.68	[6]	3.06	[6]
7/31/2013	10.85	.29	(.64)	(.35)	(.29)	10.21	(3.36)	1,372	.86		.79		2.67
7/31/2012	9.98	.31	.87	1.18	(.31)	10.85	11.95	2,392	.86		.74		2.94
7/31/2011[4,7]	10.00	.20	(.03)	.17	(.19)	9.98	1.76	872	1.03	[6]	.78	[6]	2.71	[6]
Class F-2:
1/31/2014[4,5]	10.21	.16	.07	.23	(.16)	10.28	2.29	15,582	.68	[6]	.58	[6]	3.15	[6]
7/31/2013	10.85	.31	(.64)	(.33)	(.31)	10.21	(3.14)	14,378	.64		.57		2.90
7/31/2012	9.98	.33	.87	1.20	(.33)	10.85	12.21	12,983	.63		.53		3.13
7/31/2011[4,7]	10.00	.22	(.03)	.19	(.21)	9.98	1.92	3,162	.70	[6]	.55	[6]	3.08	[6]

	Six months ended January 31,	Year ended July 31		For the period 11/1/2010 to
	2014[4,5]	2013	2012	7/31/2011[4,7]
Portfolio turnover rate for all share classes	9%	23%	15%	16%

[1]	Based on average shares outstanding.
[2]	Total returns exclude any applicable sales charges, including contingent deferred sales charges.
[3]	This column reflects the impact, if any, of certain reimbursements from CRMC. During the periods shown, CRMC reimbursed other fees and expenses.
[4]	Based on operations for the period shown and, accordingly, is not representative of a full year.
[5]	Unaudited.
[6]	Annualized.
[7]	For the period November 1, 2010, commencement of operations, through July 31, 2011.

See Notes to Financial Statements

American Funds Tax-Exempt Funds	71

Expense examples	unaudited

As a fund shareholder, you incur two types of costs: (1) transaction costs, such as initial sales charges on purchase payments and contingent deferred sales charges on redemptions (loads), and (2) ongoing costs, including management fees, distribution and service (12b-1) fees, and other expenses. The examples shown on the following pages are intended to help shareholders understand the ongoing costs (in dollars) of investing in the funds so they can compare these costs with the ongoing costs of investing in other mutual funds. The examples are based on an investment of $1,000 invested at the beginning of the period and held for the entire six-month period (August 1, 2013, through January 31, 2014).

Actual expenses:

The first line of each share class of each fund in the tables on the following pages provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses paid during period” to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes:

The second line of each share class of each fund in the tables on the following pages provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio for the share class and an assumed rate of return of 5.00% per year before expenses, which is not the actual return of the share class. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the fund and other funds. To do so, compare this 5.00% hypothetical example with the 5.00% hypothetical examples that appear in the shareholder reports of the other funds.

Notes:

There are some account fees that are charged to certain types of accounts, such as individual retirement accounts (generally, a $10 fee is charged to set up the account and an additional $10 fee is charged to the account annually), that would increase the amount of expenses paid on your account. In addition, Class F-1 and F-2 shareholders may be subject to fees charged by financial intermediaries, typically ranging from

0.75% to 1.50% of assets annually depending on services offered. You can estimate the impact of these fees by adding the amount of the fees to the total estimated expenses you paid on your account during the period as calculated above. In addition, your ending account value would be lower by the amount of these fees.

Note that the expenses shown in the tables on the following pages are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), if any. Therefore, the second line of each share class in the tables is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

72	American Funds Tax-Exempt Funds

American Funds Short-Term Tax-Exempt Bond Fund

	Beginning account value 8/1/2013	Ending account value 1/31/2014	Expenses paid during period*	Annualized expense ratio
Class A — actual return	$1,000.00	$1,008.89	$2.94	.58%
Class A — assumed 5% return	1,000.00	1,022.28	2.96	.58
Class F-1 — actual return	1,000.00	1,007.73	4.15	.82
Class F-1 — assumed 5% return	1,000.00	1,021.07	4.18	.82
Class F-2 — actual return	1,000.00	1,009.03	2.79	.55
Class F-2 — assumed 5% return	1,000.00	1,022.43	2.80	.55

Limited Term Tax-Exempt Bond Fund of America

	Beginning account value 8/1/2013	Ending account value 1/31/2014	Expenses paid during period*	Annualized expense ratio
Class A — actual return	$1,000.00	$1,019.67	$3.05	.60%
Class A — assumed 5% return	1,000.00	1,022.18	3.06	.60
Class B — actual return	1,000.00	1,016.13	6.56	1.29
Class B — assumed 5% return	1,000.00	1,018.70	6.56	1.29
Class C — actual return	1,000.00	1,015.87	6.81	1.34
Class C — assumed 5% return	1,000.00	1,018.45	6.82	1.34
Class F-1 — actual return	1,000.00	1,019.30	3.41	.67
Class F-1 — assumed 5% return	1,000.00	1,021.83	3.41	.67
Class F-2 — actual return	1,000.00	1,020.57	2.19	.43
Class F-2 — assumed 5% return	1,000.00	1,023.04	2.19	.43
Class R-6 — actual return	1,000.00	1,021.15	1.58	.31
Class R-6 — assumed 5% return	1,000.00	1,023.64	1.58	.31

The Tax-Exempt Bond Fund of America

	Beginning account value 8/1/2013	Ending account value 1/31/2014	Expenses paid during period*	Annualized expense ratio
Class A — actual return	$1,000.00	$1,030.30	$2.87	.56%
Class A — assumed 5% return	1,000.00	1,022.38	2.85	.56
Class B — actual return	1,000.00	1,026.46	6.69	1.31
Class B — assumed 5% return	1,000.00	1,018.60	6.67	1.31
Class C — actual return	1,000.00	1,026.22	6.89	1.35
Class C — assumed 5% return	1,000.00	1,018.40	6.87	1.35
Class F-1 — actual return	1,000.00	1,029.66	3.53	.69
Class F-1 — assumed 5% return	1,000.00	1,021.73	3.52	.69
Class F-2 — actual return	1,000.00	1,030.97	2.20	.43
Class F-2 — assumed 5% return	1,000.00	1,023.04	2.19	.43
Class R-6 — actual return	1,000.00	1,031.57	1.64	.32
Class R-6 — assumed 5% return	1,000.00	1,023.59	1.63	.32

See end of expense examples tables for footnote.

American Funds Tax-Exempt Funds	73

Expense examples (continued)

American High-Income Municipal Bond Fund

	Beginning account value 8/1/2013	Ending account value 1/31/2014	Expenses paid during period*	Annualized expense ratio
Class A — actual return	$1,000.00	$1,032.22	$3.59	.70%
Class A — assumed 5% return	1,000.00	1,021.68	3.57	.70
Class B — actual return	1,000.00	1,028.21	7.57	1.48
Class B — assumed 5% return	1,000.00	1,017.74	7.53	1.48
Class C — actual return	1,000.00	1,027.97	7.77	1.52
Class C — assumed 5% return	1,000.00	1,017.54	7.73	1.52
Class F-1 — actual return	1,000.00	1,031.55	4.25	.83
Class F-1 — assumed 5% return	1,000.00	1,021.02	4.23	.83
Class F-2 — actual return	1,000.00	1,032.83	2.97	.58
Class F-2 — assumed 5% return	1,000.00	1,022.28	2.96	.58
Class R-6 — actual return	1,000.00	1,033.43	2.41	.47
Class R-6 — assumed 5% return	1,000.00	1,022.84	2.40	.47

The Tax-Exempt Fund of California

	Beginning account value 8/1/2013	Ending account value 1/31/2014	Expenses paid during period*	Annualized expense ratio
Class A — actual return	$1,000.00	$1,037.01	$3.29	.64%
Class A — assumed 5% return	1,000.00	1,021.98	3.26	.64
Class B — actual return	1,000.00	1,033.17	7.07	1.38
Class B — assumed 5% return	1,000.00	1,018.25	7.02	1.38
Class C — actual return	1,000.00	1,032.90	7.33	1.43
Class C — assumed 5% return	1,000.00	1,018.00	7.27	1.43
Class F-1 — actual return	1,000.00	1,036.37	3.95	.77
Class F-1 — assumed 5% return	1,000.00	1,021.32	3.92	.77
Class F-2 — actual return	1,000.00	1,037.63	2.67	.52
Class F-2 — assumed 5% return	1,000.00	1,022.58	2.65	.52

American Funds Tax-Exempt Fund of New York

	Beginning account value 8/1/2013	Ending account value 1/31/2014	Expenses paid during period*	Annualized expense ratio
Class A — actual return	$1,000.00	$1,022.59	$3.21	.63%
Class A — assumed 5% return	1,000.00	1,022.03	3.21	.63
Class B — actual return	1,000.00	1,018.52	7.38	1.45
Class B — assumed 5% return	1,000.00	1,017.90	7.38	1.45
Class C — actual return	1,000.00	1,018.06	7.73	1.52
Class C — assumed 5% return	1,000.00	1,017.54	7.73	1.52
Class F-1 — actual return	1,000.00	1,022.36	3.47	.68
Class F-1 — assumed 5% return	1,000.00	1,021.78	3.47	.68
Class F-2 — actual return	1,000.00	1,022.88	2.96	.58
Class F-2 — assumed 5% return	1,000.00	1,022.28	2.96	.58

*	The “expenses paid during period” are equal to the “annualized expense ratio,” multiplied by the average account value over the period, multiplied by the number of days in the period, and divided by 365 (to reflect the one-half year period).

74	American Funds Tax-Exempt Funds

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American Funds Tax-Exempt Funds	75

Offices of the funds and of the investment adviser

Capital Research and Management Company

333 South Hope Street

Los Angeles, CA 90071-1406

6455 Irvine Center Drive

Irvine, CA 92618-4518

One Market

Steuart Tower, Suite 2000

San Francisco, CA 94105-1409

Transfer agent for shareholder accounts

American Funds Service Company

(Write to the address near you.)

P.O. Box 6007

Indianapolis, IN 46206-6007

P.O. Box 2280

Norfolk, VA 23501-2280

Counsel

Bingham McCutchen LLP

355 South Grand Avenue, Suite 4400

Los Angeles, CA 90071-3106

Custodians of assets

Bank of New York Mellon

One Wall Street

New York, NY 10286

JPMorgan Chase Bank

270 Park Avenue

New York, NY 10017-2070

Independent registered public accounting firm

PricewaterhouseCoopers LLP

601 South Figueroa Street

Los Angeles, CA 90017-3874

Principal underwriter

American Funds Distributors, Inc.

333 South Hope Street

Los Angeles, CA 90071-1406

76	American Funds Tax-Exempt Funds

Investors should carefully consider investment objectives, risks, charges and expenses. This and other important information is contained in the funds’ prospectus and summary prospectus, which can be obtained from your financial professional and should be read carefully before investing. You may also call American Funds Service Company (AFS) at (800) 421-4225 or visit the American Funds website at americanfunds.com.

“American Funds Proxy Voting Procedures and Principles” — which describes how we vote proxies relating to portfolio securities — is available on the American Funds website or upon request by calling AFS. Each fund files its proxy voting record with the U.S. Securities and Exchange Commission (SEC) for the 12 months ended June 30 by August 31. The proxy voting record is available free of charge on the SEC website at sec.gov and on the American Funds website.

Complete January 31, 2014, portfolios of American Funds Short-Term Tax-Exempt Bond Fund, Limited Term Tax-Exempt Bond Fund of America, The Tax-Exempt Bond Fund of America, American High-Income Municipal Bond Fund and The Tax-Exempt Fund of California’s investments are available free of charge by calling AFS or visiting the SEC website (where they are part of Form N-CSR).

American Funds Short-Term Tax-Exempt Bond Fund, Limited Term Tax-Exempt Bond Fund of America, The Tax-Exempt Bond Fund of America, American High-Income Municipal Bond Fund, The Tax-Exempt Fund of California and American Funds Tax-Exempt Fund of New York file a complete list of their portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. This filing is available free of charge on the SEC website. You may also review or, for a fee, copy this filing at the SEC’s Public Reference Room in Washington, D.C. Additional information regarding the operation of the Public Reference Room may be obtained by calling the SEC’s Office of Investor Education and Advocacy at (800) SEC-0330. Additionally, the list of portfolio holdings is available by calling AFS.

This report is for the information of shareholders of American Funds Short-Term Tax-Exempt Bond Fund, Limited Term Tax-Exempt Bond Fund of America, The Tax-Exempt Bond Fund of America, American High-Income Municipal Bond Fund, The Tax-Exempt Fund of California and American Funds Tax-Exempt Fund of New York, but it also may be used as sales literature when preceded or accompanied by the current prospectus or summary prospectus, which gives details about charges, expenses, investment objectives and operating policies of the funds. If used as sales material after March 31, 2014, this report must be accompanied by an American Funds statistical update for the most recently completed calendar quarter.

The American Funds Advantage

Since 1931, American Funds, part of Capital Group, has helped investors pursue long-term investment success. Our consistent approach — in combination with The Capital SystemSM — has resulted in a superior long-term track record.

Aligned with investor success

We base our decisions on a long-term perspective, which we believe aligns our goals with the interests of our clients. Our portfolio managers average 25 years of investment experience, including 21 years at our company,reflecting a career commitment to our long-term approach.1

The Capital SystemSM

Our investment process, The Capital System, combines individual accountability with teamwork. Each fund is divided into portions that are managed independently by investment professionals with diverse backgrounds, ages and investment approaches. An extensive global research effort is the backbone of our system.

Superior long-term track record

Our equity funds have beaten their Lipper peer indexes in 90% of 10-year periods and 96% of 20-year periods. Our fixed-income funds have beaten their Lipper indexes in 56% of 10-year periods and 57% of 20-year periods.2 Our fund management fees have been among the lowest in the industry.3

[1]	Portfolio manager experience as of December 31, 2013.

[2]	Based on Class A share results for rolling periods through December 31, 2013. Periods covered are the shorter of the fund’s lifetime or since the comparable Lipper index inception date (except SMALLCAP World Fund, for which the Lipper average was used).

[3]	Based on management fees for the 20-year period ended December 31, 2013, versus comparable Lipper categories, excluding funds of funds.

ITEM 2 – Code of Ethics

Not applicable for filing of semi-annual reports to shareholders.

ITEM 3 – Audit Committee Financial Expert

Not applicable for filing of semi-annual reports to shareholders.

ITEM 4 – Principal Accountant Fees and Services

Not applicable for filing of semi-annual reports to shareholders.

ITEM 5 – Audit Committee of Listed Registrants

Not applicable to this Registrant, insofar as the Registrant is not a listed issuer as defined in Rule 10A-3 under the Securities Exchange Act of 1934.

ITEM 6 – Schedule of Investments

The Tax-Exempt Fund of California® Investment portfolio January 31, 2014 unaudited

Bonds, notes & other debt instruments 94.87%
California 91.46%	Principal amount	Value
State issuers 35.01%	(000)	(000)

Trustees of the California State University, Systemwide Rev. Ref. Bonds, Series 2012-A, 5.00% 2027	$ 3,000	$3,405
Del Mar Race Track Auth., Rev. Ref. Bonds, Series 2005, 5.00% 2014	500	505
Econ. Recovery Bonds, Ref. Series 2009-A, 5.25% 2021	3,250	3,860
Educational Facs. Auth., Rev. Bonds (Claremont Graduate University), Series 2007-A, 5.00% 2031	3,000	3,030
Educational Facs. Auth., Rev. Bonds (Claremont Graduate University), Series 2007-A, 5.00% 2037	2,000	2,008
Educational Facs. Auth., Rev. Bonds (Dominican University of California), Series 2006, 5.00% 2021	1,255	1,290
Educational Facs. Auth., Rev. Bonds (Dominican University of California), Series 2006, 5.00% 2036	2,500	2,460
Educational Facs. Auth., Rev. Bonds (Mills College), Series 2005-A, 5.00% 2025	4,975	5,210
Educational Facs. Auth., Rev. Bonds (Mills College), Series 2005-A, 5.00% 2029	1,810	1,880
Educational Facs. Auth., Rev. Bonds (Mills College), Series 2005-A, 5.00% 2034	1,000	999
Educational Facs. Auth., Rev. Ref. Bonds (Mills College), Series 2005-B, 5.00% 2020	655	720
Educational Facs. Auth., Rev. Bonds (Pitzer College), Series 2005-A, 5.00% 2030	1,000	1,015
Educational Facs. Auth., Rev. Bonds (Pitzer College), Series 2009, 5.00% 2021	1,625	1,848
Educational Facs. Auth., Rev. Bonds (Pitzer College), Series 2009, 6.00% 2040	2,000	2,213
Educational Facs. Auth., Rev. Ref. Bonds (California Lutheran University), Series 2008, 5.75% 2038	6,000	6,306
Educational Facs. Auth., Rev. Ref. Bonds (Chapman University), Series 2011, 5.00% 2026	3,000	3,312
Educational Facs. Auth., Rev. Ref. Bonds (Chapman University), Series 2011, 5.00% 2031	8,615	9,216
Educational Facs. Auth., Rev. Ref. Bonds (Occidental College), Series 2013-A, 5.00% 2029	3,265	3,614
Educational Facs. Auth., Rev. Ref. Bonds (University of La Verne), Series 2005-A, 5.00% 2026	2,000	2,040
Municipal Fin. Auth., Rev. Bonds (University of La Verne), Series 2010-A, 5.75% 2025	4,000	4,411
Municipal Fin. Auth., Rev. Bonds (University of La Verne), Series 2010-A, 6.125% 2030	1,000	1,098
Educational Facs. Auth., Rev. Ref. Bonds (University of Redlands), Series 2005-A, 5.00% 2020	2,650	2,787
Educational Facs. Auth., Rev. Ref. Bonds (University of the Pacific), 5.00% 2036	4,660	4,703
Educational Facs. Auth., Rev. Ref. Bonds (University of the Pacific), 5.00% 2036 (preref. 2015)	340	368
School Fin. Auth., Charter School Rev. Bonds (Classical Academies Project), Series 2013-A-1, 7.375% 2043	3,000	3,117
G.O. Bonds, Series 2013-E, 0.949% 2029[1]	1,500	1,501
Various Purpose G.O. Bonds, 5.00% 2038	3,000	3,166
Various Purpose G.O. Bonds, 5.25% 2028	2,000	2,280
Various Purpose G.O. Bonds, 5.25% 2028	5,000	5,705
Various Purpose G.O. Bonds, 6.00% 2038	7,000	8,039
Various Purpose G.O. Bonds, 6.00% 2039	2,000	2,328
Various Purpose G.O. Bonds, 6.50% 2033	5,000	6,008
Various Purpose G.O. Ref. Bonds, 5.25% 2030	2,000	2,218
Veterans G.O. Bonds, Series CD, AMT, 4.55% 2029	3,310	3,310
Golden State Tobacco Securitization Corp., Enhanced Tobacco Settlement Asset-backed Bonds,
Series 2013-A, 5.00% 2029	2,500	2,650
Golden State Tobacco Securitization Corp., Tobacco Settlement Asset-backed Rev. Ref. Bonds,
Series 2007-A-1, 5.75% 2047	11,725	9,282
Health Facs. Fncg. Auth., Rev. Bonds (Catholic Healthcare West), Series 2008-G, 5.50% 2025	3,500	3,918
Health Facs. Fncg. Auth., Rev. Bonds (Catholic Healthcare West), Series 2009-A, 6.00% 2029	1,500	1,689
Health Facs. Fncg. Auth., Rev. Ref. Bonds (Catholic Healthcare West), Series 2011-A, 5.25% 2041	2,000	2,063
Statewide Communities Dev. Auth., Rev. Ref. Bonds (Catholic Healthcare West), Series 2008-B, 5.50% 2030	980	1,066
Statewide Communities Dev. Auth., Rev. Ref. Bonds (Catholic Healthcare West), Series 2008-D, 5.50% 2031	6,090	6,589
Bonds, notes & other debt instruments
	Principal amount	Value
California — State issuers (continued)	(000)	(000)

Health Facs. Fncg. Auth., Rev. Bonds (Children’s Hospital of Orange County), Series 2011-A, 5.25% 2041	$ 2,000	$ 2,082
Health Facs. Fncg. Auth., Rev. Bonds (Episcopal Home), Series 2002-B, 6.00% 2032 (preref. 2020)	3,600	4,476
Health Facs. Fncg. Auth., Rev. Bonds (Rady Children’s Hospital — San Diego), Series 2011, 5.25% 2041	5,000	5,221
Health Facs. Fncg. Auth., Rev. Bonds (Sutter Health), Series 2011-D, 5.25% 2031	2,000	2,161
Health Facs. Fncg. Auth., Rev. Ref. Bonds (Sutter Health), Series 2008-A, 5.25% 2022	2,000	2,313
Statewide Communities Dev. Auth., Rev. Bonds (Sutter Health), Series 2011-A, 5.25% 2024	1,000	1,138
Statewide Communities Dev. Auth., Rev. Bonds (Sutter Health), Series 2011-A, 6.00% 2042	4,500	5,180
Health Facs. Fncg. Auth., Rev. Ref. Bonds (Cedars-Sinai Medical Center), Series 2005, 5.00% 2027	12,750	13,485
Health Facs. Fncg. Auth., Rev. Ref. Bonds (Memorial Health Services), Series 2012-A, 5.00% 2033	1,000	1,045
Health Facs. Fncg. Auth., Rev. Ref. Bonds (Providence Health & Services), Series 2008-C, 6.50% 2038	2,945	3,400
Health Facs. Fncg. Auth., Rev. Ref. Bonds (Providence Health & Services),
Series 2008-C, 6.50% 2038 (preref. 2018)	55	69
Health Facs. Fncg. Auth., Rev. Ref. Bonds (St. Joseph Health System), Series 2009-D, 5.00% 2034 (put 2016)	5,000	5,585
Health Facs. Fncg. Auth., Rev. Ref. Bonds (St. Joseph Health System), Series 2013-C, 5.00% 2043 (put 2019)	2,000	2,350
Health Facs. Fncg. Auth., Rev. Ref. Bonds (Stanford Hospital and Clinics), Series 2010-B, 5.25% 2031	8,000	8,552
Imperial Irrigation Dist., Electric System Rev. Ref. Bonds, Series 2008-A, 5.00% 2033	11,500	12,182
Imperial Irrigation Dist., Electric System Rev. Ref. Bonds, Series 2008-A, 5.25% 2024	2,000	2,264
Imperial Irrigation Dist., Electric System Rev. Ref. Bonds, Series 2008-A, 5.25% 2025	2,000	2,245
Infrastructure and Econ. Dev. Bank, Rev. Bonds (California Science Center Phase II Project),
Series 2006-B, FGIC-National insured, 5.00% 2015	1,000	1,049
Infrastructure and Econ. Dev. Bank, Rev. Bonds (California Science Center Phase II Project),
Series 2006-B, FGIC-National insured, 5.00% 2022	1,000	1,024
Infrastructure and Econ. Dev. Bank, Rev. Bonds (Performing Arts Center of Los Angeles County),
Series 2007, 5.00% 2027	1,000	1,035
Infrastructure and Econ. Dev. Bank, Rev. Bonds (Performing Arts Center of Los Angeles County),
Series 2007, 5.00% 2037	1,500	1,518
Infrastructure and Econ. Dev. Bank, Rev. Ref. Bonds (J. Paul Getty Trust),
Series 2013-A-1, 0.32% 2047 (put 2016)[1]	2,000	2,000
Successor Agcy. to the La Quinta Redev. Agcy., Tax Allocation Ref. Bonds
(La Quinta Redev. Project Areas No. 1 and 2), Series 2013-A, 5.00% 2028	2,130	2,274
Mobilehome Park Fncg. Auth., Mobile Home Park Rev. Ref. Bonds (Union City Tropics),
Series 2006-A, 4.50% 2027	3,000	3,002
Mobilehome Park Fncg. Auth., Mobile Home Park Rev. Ref. Bonds (Union City Tropics),
Series 2006-A, 4.50% 2036	3,980	3,693
Mobilehome Park Fncg. Auth., Mobile Home Park Rev. Ref. Bonds (Union City Tropics),
Series 2006-A, 5.00% 2023	3,630	3,732
Mobilehome Park Fncg. Auth., Mobile Home Park Rev. Ref. Bonds (Union City Tropics),
Series 2006-B, 5.50% 2041	1,000	967
Municipal Fin. Auth., Certs. of Part. (Community Hospitals of Central California Obligated Group), 5.00% 2016	1,500	1,608
Municipal Fin. Auth., Certs. of Part. (Community Hospitals of Central California Obligated Group), 5.00% 2018	2,180	2,368
Municipal Fin. Auth., Certs. of Part. (Community Hospitals of Central California Obligated Group), 5.00% 2022	1,395	1,435
Municipal Fin. Auth., Certs. of Part. (Community Hospitals of Central California Obligated Group), 5.25% 2037	5,500	5,493
Municipal Fin. Auth., Education Rev. Ref. Bonds (American Heritage Education Foundation Project),
Series 2006-A, 5.00% 2016	1,290	1,298
Municipal Fin. Auth., Education Rev. Ref. Bonds (American Heritage Education Foundation Project),
Series 2006-A, 5.25% 2026	1,500	1,334
Municipal Fin. Auth., Education Rev. Ref. Bonds (American Heritage Education Foundation Project),
Series 2006-A, 5.25% 2036	1,750	1,420
Municipal Fin. Auth., Educational Fac. Rev. Bonds (High Tech High Projects, Chula Vista),
Series 2008-B, 6.125% 2043[2]	1,750	1,698
Municipal Fin. Auth., Educational Fac. Rev. Bonds (High Tech High Projects, Chula Vista),
Series 2008-B, 6.125% 2048[2]	1,500	1,443
Municipal Fin. Auth., Rev. Bonds (Biola University), Series 2013, 5.00% 2042	1,000	987
Municipal Fin. Auth., Rev. Ref. Bonds (Biola University), Series 2008-A, 5.00% 2018	1,000	1,120
Bonds, notes & other debt instruments
	Principal amount	Value
California — State issuers (continued)	(000)	(000)

Municipal Fin. Auth., Rev. Ref. Bonds (Biola University), Series 2008-A, 5.625% 2023	$1,500	$1,610
Municipal Fin. Auth., Rev. Ref. Bonds (Biola University), Series 2008-A, 5.80% 2028	4,700	4,977
Municipal Fin. Auth., Rev. Ref. Bonds (Biola University), Series 2008-A, 5.875% 2034	3,000	3,126
Municipal Fin. Auth., Rev. Bonds (Cancer Center of Santa Barbara), Series 2006, RADIAN insured, 5.00% 2026	1,000	1,006
Municipal Fin. Auth., Rev. Bonds (Harbor Regional Center Project), Series 2009, 8.00% 2029	1,500	1,757
Municipal Fin. Auth., Rev. Bonds (Loma Linda University), Series 2007, 5.00% 2028	1,000	1,033
Municipal Fin. Auth., Rev. Bonds (Loma Linda University), Series 2007, 5.00% 2037	1,420	1,441
Municipal Fin. Auth., Rev. Bonds (University Students’ Cooperative Assn.), Series 2007, 4.75% 2027	1,220	1,186
Municipal Fin. Auth., Rev. Bonds (University Students’ Cooperative Assn.), Series 2007, 5.00% 2037	5,000	4,731
Municipal Fin. Auth., Rev. Ref. Bonds (Azusa Pacific University Project), Series 2011-B, 8.00% 2041[2]	8,550	9,575
Municipal Fin. Auth., Rev. Ref. Bonds (University of San Diego), Series 2011-B, 5.00% 2031	1,750	1,850
Municipal Fin. Auth., Rev. Ref. Bonds (University of San Diego), Series 2012-A, 5.00% 2031	1,475	1,583
Municipal Fin. Auth., Rev. Ref. Bonds (University of San Diego), Series 2012-A, 5.00% 2032	1,000	1,066
Northern California Gas Auth. No. 1, Gas Project Rev. Bonds, Series 2007-B, 0.795% 2019[1]	5,000	4,712
Northern California Power Agcy., Geothermal Project Number 3 Rev. Bonds, Series 2009-A, 5.50% 2022	1,000	1,149
Northern California Power Agcy., Hydroelectric Project Number One Rev. Ref. Bonds,
Series 2010-A, 5.00% 2023	3,680	4,045
Northern California Power Agcy., Hydroelectric Project Number One Rev. Ref. Bonds,
Series 2012-A, 5.00% 2029	1,570	1,708
Northern California Power Agcy., Hydroelectric Project Number One Rev. Ref. Bonds,
Series 2012-A, 5.00% 2030	1,000	1,084
Northern California Power Agcy., Lodi Energy Center Rev. Bonds, Issue One, Series 2010-A, 5.00% 2020	2,010	2,352
Northern California Power Agcy., Lodi Energy Center Rev. Bonds, Issue One, Series 2010-A, 5.00% 2025	6,000	6,538
Northern California Transmission Agcy., Rev. Ref. Bonds (California-Oregon Transmission Project),
Series 2009-A, 5.00% 2022	2,000	2,258
Pollution Control Fncg. Auth., Pollution Control Rev. Ref. Bonds (Pacific Gas and Electric Co.),
Series 2004-C, AMT, AMBAC-FGIC insured, 4.75% 2023	5,000	5,264
Pollution Control Fncg. Auth., Pollution Control Rev. Ref. Bonds (Pacific Gas and Electric Co.),
Series 2004-D, AMT, FGIC insured, 4.75% 2023	1,000	1,044
Pollution Control Fncg. Auth., Solid Waste Disposal Rev. Ref. Bonds (Waste Management, Inc. Project),
Series 2002-B, AMT, 5.00% 2027	1,000	1,022
Pollution Control Fncg. Auth., Water Furnishing Rev. Bonds (Poseidon Resources
(Channelside) LP Desalination Project), Series 2012 Plant Bonds, AMT, 5.00% 2045	8,000	7,075
Public Works Board, Lease Rev. Bonds (Dept. of Corrections, State Prison, Imperial County),
Series 1991-A, 6.50% 2017	630	687
Public Works Board, Lease Rev. Ref. Bonds (Dept. of Corrections and Rehabilitation,
State Prison-Monterey County (Soledad II)), Series 2006-F, FGIC-National insured, 5.25% 2019	1,500	1,805
Public Works Board, Lease Rev. Ref. Bonds (Dept. of Corrections and Rehabilitation,
Substance Abuse Treatment Fac. and State Prison at Corcoran (Corcoran II)), Series 2005-J, 5.00% 2021	1,000	1,078
Public Works Board, Lease Rev. Bonds (Dept. of General Services, Butterfield State Office Complex),
Series 2005-A, 5.00% 2015	1,000	1,064
Public Works Board, Lease Rev. Bonds (Regents of the University of California,
University of California Research Project), Series 2006-E, 5.00% 2027 (preref. 2016)	2,275	2,551
Public Works Board, Lease Rev. Bonds (Regents of the University of California,
Various University of California Projects), Series 2009-E, 5.00% 2024 (preref. 2019)	2,500	2,985
Public Works Board, Lease Rev. Bonds (Regents of the University of California,
Various University of California Projects), Series 2009-E, 5.00% 2034 (preref. 2019)	1,500	1,791
Public Works Board, Lease Rev. Ref. Bonds (Regents of the University of California,
Various University of California Projects), Series 2007-A, FGIC-National insured,
5.25% 2023 (escrowed to maturity)	1,890	2,331
Public Works Board, Lease Rev. Bonds (Trustees of the California State University,
Academic Hall II, Building 13, San Marcos Campus), Series 2006-B, 5.00% 2031	2,000	2,047
Public Works Board, Lease Rev. Bonds (Various Capital Projects), Series 2009-I-1, 6.125% 2029	2,000	2,354
Bonds, notes & other debt instruments
	Principal amount	Value
California — State issuers (continued)	(000)	(000)

Public Works Board, Lease Rev. Bonds (Various Capital Projects), Series 2009-I-1, 6.625% 2034	$ 285	$ 286
Public Works Board, Lease Rev. Bonds (Various Capital Projects), Series 2010-A-1, 5.75% 2030	2,000	2,228
Public Works Board, Lease Rev. Bonds (Various Capital Projects), Series 2010-A-1, 6.00% 2035	2,000	2,322
Public Works Board, Lease Rev. Bonds (Various Capital Projects), Series 2012-A, 5.00% 2033	1,500	1,575
Public Works Board, Lease Rev. Bonds (Various Capital Projects), Series 2012-A, 5.00% 2037	4,500	4,669
Public Works Board, Lease Rev. Ref. Bonds (Trustees of the California State University,
Various California University Projects), Series 2006-A, FGIC-National insured, 5.00% 2016	1,000	1,119
Southern California Home Fncg. Auth., Single-family Mortgage Rev. Bonds, Series 2007-A, AMT, 5.80% 2049	570	582
Southern California Logistics Airport Auth., Tax Allocation Parity Bonds
(Southern California Logistics Airport Project), Series 2005-A, RADIAN insured, 5.00% 2015	1,765	1,660
Southern California Public Power Auth., Gas Project Rev. Bonds (Project No. 1), Series 2007-A, 5.00% 2028	2,500	2,631
Southern California Public Power Auth., Gas Project Rev. Bonds (Project No. 1), Series 2007-A, 5.25% 2021	2,500	2,818
Southern California Public Power Auth., Gas Project Rev. Bonds (Project No. 1), Series 2007-A, 5.25% 2025	3,000	3,287
Southern California Public Power Auth., Rev. Bonds (Milford Wind Corridor Phase I Project),
Series 2010-1, 5.00% 2030	2,000	2,211
Southern California Public Power Auth., Rev. Bonds (Milford Wind Corridor Phase II Project),
Series 2011-1, 5.25% 2028	2,500	2,819
Southern California Public Power Auth., Transmission Project Rev. Bonds (Southern Transmission Project),
Series 2008-B, 6.00% 2027	3,200	3,767
Southern California Public Power Auth., Transmission Project Rev. Ref. Bonds
(Southern Transmission Project), Series 2008-A, 5.00% 2022	4,960	5,734
Statewide Communities Dev. Auth., Certs. of Part. (Internext Group), 5.375% 2017	1,300	1,304
Statewide Communities Dev. Auth., Rev. Bonds (Front Porch Communities and Services Project),
Series 2007-A, 5.125% 2037[2]	9,500	9,254
Statewide Communities Dev. Auth., Health Fac. Rev. Bonds (Adventist Health System/West),
Series 2005-A, 5.00% 2017	1,000	1,043
Statewide Communities Dev. Auth., Health Fac. Rev. Bonds (Adventist Health System/West),
Series 2005-A, 5.00% 2020	2,000	2,081
Statewide Communities Dev. Auth., Insured Health Fac. Rev. Bonds
(Los Angeles Jewish Home for the Aging), Series 2008, 5.00% 2028	1,500	1,592
Statewide Communities Dev. Auth., Insured Health Fac. Rev. Bonds
(Los Angeles Jewish Home for the Aging), Series 2008, 5.00% 2037	2,000	2,024
Statewide Communities Dev. Auth., Rev. Bonds (Covenant Retirement Communities, Inc.),
Series 2013-C, 5.625% 2036	2,000	2,008
Statewide Communities Dev. Auth., Rev. Bonds (Inland Regional Center Project), Series 2007, 5.00% 2017	2,590	2,743
Statewide Communities Dev. Auth., Rev. Bonds (Inland Regional Center Project), Series 2007, 5.25% 2027	2,000	2,080
Statewide Communities Dev. Auth., Rev. Bonds (Inland Regional Center Project), Series 2007, 5.375% 2037	6,500	6,612
Statewide Communities Dev. Auth., Rev. Bonds (John Muir Health), Series 2006-A, 5.00% 2019	4,465	4,903
Statewide Communities Dev. Auth., Rev. Bonds (Kaiser Permanente), Series 2012-A, 5.00% 2042	6,500	6,653
Statewide Communities Dev. Auth., Rev. Bonds (Lancer Educational Student Housing Project),
Series 2007-A, 5.625% 2033	3,000	2,842
Statewide Communities Dev. Auth., Rev. Bonds (Lancer Plaza Project), Series 2013, 5.625% 2033	1,350	1,236
Statewide Communities Dev. Auth., Rev. Bonds (Lancer Plaza Project), Series 2013, 5.875% 2043	935	838
Statewide Communities Dev. Auth., Rev. Bonds (Redlands Community Hospital),
Series 2005-A, RADIAN insured, 5.00% 2016	1,330	1,385
Statewide Communities Dev. Auth., Rev. Bonds (Terraces at San Joaquin Gardens Project),
Series 2012-A, 6.00% 2042	1,750	1,687
Statewide Communities Dev. Auth., Rev. Bonds (Terraces at San Joaquin Gardens Project),
Series 2012-A, 6.00% 2047	2,000	1,915
Statewide Communities Dev. Auth., Rev. Ref. Bonds (American Baptist Homes of the West),
Series 2010, 6.00% 2029	1,125	1,190
Statewide Communities Dev. Auth., Rev. Ref. Bonds (American Baptist Homes of the West),
Series 2010, 6.25% 2039	5,300	5,556
Statewide Communities Dev. Auth., Rev. Ref. Bonds (California Baptist University), Series 2007-A, 5.40% 2027	3,000	2,977
Bonds, notes & other debt instruments
	Principal amount	Value
California — State issuers (continued)	(000)	(000)

Statewide Communities Dev. Auth., Rev. Ref. Bonds (California Baptist University), Series 2007-A, 5.50% 2038	$1,500	$ 1,432
Statewide Communities Dev. Auth., Rev. Ref. Bonds (Cottage Health System Obligated Group),
Series 2010, 5.00% 2040	2,000	2,028
Statewide Communities Dev. Auth., Rev. Ref. Bonds (Daughters of Charity Health System),
Series 2005-G, 5.00% 2022	3,000	3,095
Statewide Communities Dev. Auth., Rev. Ref. Bonds (Episcopal Communities and Services),
Series 2012, 5.00% 2032	700	700
Statewide Communities Dev. Auth., Rev. Ref. Bonds (Episcopal Communities and Services),
Series 2012, 5.00% 2047	2,100	1,973
Statewide Communities Dev. Auth., Rev. Ref. Bonds (Huntington Memorial Hospital), Series 2005, 5.00% 2014	2,045	2,085
Statewide Communities Dev. Auth., Rev. Ref. Bonds (Huntington Memorial Hospital), Series 2005, 5.00% 2019	1,000	1,055
Statewide Communities Dev. Auth., Rev. Ref. Bonds (Trinity Health Credit Group), Series 2011, 5.00% 2041	1,500	1,541
Statewide Communities Dev. Auth., Senior Living Rev. Ref. Bonds (Southern California Presbyterian Homes),
Series 2006-A, 4.75% 2026	2,000	1,909
Statewide Communities Dev. Auth., Senior Living Rev. Ref. Bonds (Southern California Presbyterian Homes),
Series 2006-A, 4.875% 2036	6,500	5,715
Statewide Communities Dev. Auth., Senior Living Rev. Ref. Bonds (Southern California Presbyterian Homes),
Series 2009, 7.25% 2041	2,000	2,194
Statewide Communities Dev. Auth., Student Housing Rev. Bonds
(CHF-Irvine, LLC-UCI East Campus Apartments, Phase II), Series 2008, 5.50% 2026	3,500	3,737
Statewide Communities Dev. Auth., Student Housing Rev. Bonds
(CHF-Irvine, LLC-UCI East Campus Apartments, Phase II), Series 2008, 6.00% 2040	4,750	4,938
Statewide Communities Dev. Auth., Student Housing Rev. Ref. Bonds
(CHF-Irvine, LLC-UCI East Campus Apartments, Phase I), Series 2011, 5.375% 2038	1,260	1,283
Statewide Communities Dev. Auth., Student Housing Rev. Ref. Bonds
(CHF-Irvine, LLC-UCI East Campus Apartments, Phase II), Series 2006, 5.00% 2017	2,565	2,791
Statewide Communities Dev. Auth., Student Housing Rev. Ref. Bonds
(CHF-Irvine, LLC-UCI East Campus Apartments, Phase II), Series 2006, 5.00% 2020	1,000	1,057
Statewide Communities Dev. Auth., Student Housing Rev. Ref. Bonds
(CHF-Irvine, LLC-UCI East Campus Apartments, Phase II), Series 2006, 5.00% 2026	2,980	3,049
Statewide Communities Dev. Auth., Student Housing Rev. Ref. Bonds
(CHF-Irvine, LLC-UCI East Campus Apartments, Phase II), Series 2006, 5.00% 2038	2,000	1,989
Tuolumne Wind Project Auth., Rev. Bonds (Tuolumne Co. Project), Series 2009-A, 5.00% 2019	1,000	1,165
Tuolumne Wind Project Auth., Rev. Bonds (Tuolumne Co. Project), Series 2009-A, 5.00% 2021	2,000	2,260
Tuolumne Wind Project Auth., Rev. Bonds (Tuolumne Co. Project), Series 2009-A, 5.625% 2029	2,780	3,168
Regents of the University of California, Limited Project Rev. Bonds,
Series 2007-D, FGIC-National insured, 5.00% 2037	5,000	5,316
Regents of the University of California, Medical Center Pooled Rev. Ref. Bonds,
Series 2007-C-2, National insured, 0.831% 2037[1]	5,000	3,614
Regents of the University of California, Medical Center Pooled Rev. Ref. Bonds,
Series 2007-C-2, National insured, 0.901% 2043[1]	8,000	5,392
Dept. of Water Resources, Water System Rev. Ref. Bonds (Central Valley Project), Series AE, 5.00% 2028	2,000	2,248
		504,723
City & county issuers 56.45%

Alameda Corridor Transportation Auth., Rev. Ref. Bonds, Series 2013-A, 5.00% 2025	1,700	1,922
Alameda Corridor Transportation Auth., Rev. Ref. Bonds, Series 2013-A, 5.00% 2026	6,375	7,132
City of Alhambra, Rev. Bonds (Atherton Baptist Homes Project), Series 2010-A, 7.625% 2040	3,250	3,352
Anaheim Public Fncg. Auth., Lease Rev. Bonds (Anaheim Public Improvement Project),
Series 1997-C, Assured Guaranty Municipal insured, 0% 2022	2,000	1,445
Anaheim Public Fncg. Auth., Rev. Ref. Bonds (Electric Distribution System Ref.), Series 2012-A, 5.00% 2027	3,500	3,916
Antelope Valley Community College Dist., Election of 2004 G.O. Bonds (Kern and Los Angeles Counties),
Series 2004-C, National insured, 5.00% 2023	1,000	1,124
Antelope Valley Healthcare Dist., Rev. Bonds, Series 2002-A, 5.25% 2017	5,000	5,044
Bonds, notes & other debt instruments
	Principal amount	Value
California — City and county issuers (continued)	(000)	(000)

City of Azusa, Community Facs. Dist. No. 2005-1 (Rosedale), Improvement Area No. 1, Special Tax Bonds,
Series 2007, 5.00% 2027	$1,255	$1,265
Assn. of Bay Area Governments, Fin. Auth. for Nonprofit Corps., Insured Health Fac. Rev. Bonds
(Institute on Aging), Series 2008-A, 5.65% 2038	1,665	1,762
Assn. of Bay Area Governments, Fin. Auth. for Nonprofit Corps., Insured Rev. Ref. Bonds
(Casa de las Campanas, Inc.), Series 2010, 6.00% 2037	6,000	6,501
Assn. of Bay Area Governments, Fin. Auth. for Nonprofit Corps., Insured Rev. Ref. Bonds
(Channing House), Series 2010, 4.00% 2016	3,000	3,008
Assn. of Bay Area Governments, Fin. Auth. for Nonprofit Corps., Insured Rev. Ref. Bonds (Channing House),
Series 2010, 6.00% 2030	2,000	2,150
Assn. of Bay Area Governments, Fin. Auth. for Nonprofit Corps., Insured Rev. Ref. Bonds (Channing House),
Series 2010, 6.125% 2040	3,000	3,205
Assn. of Bay Area Governments, Fin. Auth. for Nonprofit Corps., Insured Senior Living Rev. Ref. Bonds
(Odd Fellows Home of California), Series 2012-A, 5.00% 2032	5,000	5,236
Assn. of Bay Area Governments, Fin. Auth. for Nonprofit Corps., Rev. Bonds
(Windemere Ranch Infrastructure Fncg. Program), Series 2007-A, CIFG insured, 4.75% 2034	675	665
Assn. of Bay Area Governments, Fin. Auth. for Nonprofit Corps., Rev. Bonds
(Windemere Ranch Infrastructure Fncg. Program), Series 2007-A, CIFG insured, 5.00% 2021	1,000	1,060
Assn. of Bay Area Governments, Fin. Auth. for Nonprofit Corps., Rev. Bonds
(Windemere Ranch Infrastructure Fncg. Program), Series 2007-A, CIFG insured, 5.00% 2024	1,100	1,136
Assn. of Bay Area Governments, Fin. Auth. for Nonprofit Corps., Rev. Bonds
(Windemere Ranch Infrastructure Fncg. Program), Series 2007-A, CIFG insured, 5.00% 2025	2,610	2,680
Assn. of Bay Area Governments, Fin. Auth. for Nonprofit Corps., Rev. Ref. Bonds
(Windemere Ranch Infrastructure Fncg. Program), Series 2007-B, 5.00% 2027	3,450	3,477
Assn. of Bay Area Governments, Fin. Auth. for Nonprofit Corps., Rev. Ref. Bonds
(Windemere Ranch Infrastructure Fncg. Program), Series 2007-B, 5.00% 2034	2,625	2,632
Assn. of Bay Area Governments, Fin. Auth. for Nonprofit Corps., Rev. Ref. Bonds
(Episcopal Senior Communities), Series 2011, 6.125% 2041	3,000	3,216
Assn. of Bay Area Governments, Fin. Auth. for Nonprofit Corps., Rev. Ref. Bonds
(Episcopal Senior Communities), Series 2012-A, 5.00% 2032	1,000	982
Assn. of Bay Area Governments, Fin. Auth. for Nonprofit Corps., Rev. Ref. Bonds
(Episcopal Senior Communities), Series 2012-A, 5.00% 2047	4,000	3,616
Assn. of Bay Area Governments, Fin. Auth. for Nonprofit Corps., Rev. Ref. Bonds
(Episcopal Senior Communities), Series 2012-B, 5.00% 2019	545	602
Assn. of Bay Area Governments, Fin. Auth. for Nonprofit Corps., Rev. Ref. Bonds
(Episcopal Senior Communities), Series 2012-B, 5.00% 2021	265	286
Assn. of Bay Area Governments, Fin. Auth. for Nonprofit Corps., Rev. Ref. Bonds
(Episcopal Senior Communities), Series 2012-C-3, 2.15% 2019	3,875	3,818
Assn. of Bay Area Governments, Fin. Auth. for Nonprofit Corps., Rev. Ref. Bonds
(Eskaton Properties Inc. Obligated Group), Series 2013, 5.00% 2021	1,000	1,094
Assn. of Bay Area Governments, Fin. Auth. for Nonprofit Corps., Rev. Ref. Bonds
(Eskaton Properties Inc. Obligated Group), Series 2013, 5.00% 2035	4,600	4,446
Assn. of Bay Area Governments, Fin. Auth. for Nonprofit Corps., Rev. Ref. Bonds
(Sharp HealthCare), Series 2009-B, 6.25% 2039	4,000	4,517
Assn. of Bay Area Governments, Fin. Auth. for Nonprofit Corps., Rev. Ref. Bonds
(Sharp HealthCare), Series 2011-A, 6.00% 2030	1,000	1,147
Assn. of Bay Area Governments, Fin. Auth. for Nonprofit Corps., Rev. Ref. Bonds
(Sharp HealthCare), Series 2014-A, 5.00% 2043	1,000	1,029
Bay Area Toll Auth., San Francisco Bay Area Toll Bridge Rev. Ref. Bonds, Series 2008-F-1, 5.00% 2039	2,000	2,142
Bay Area Toll Auth., San Francisco Bay Area Toll Bridge Rev. Ref. Bonds, Series 2008-F-1, 5.125% 2047	6,000	6,300
Bay Area Toll Auth., San Francisco Bay Area Toll Bridge Rev. Ref. Bonds, Series 2009-F-1, 5.125% 2039	2,000	2,167
Bay Area Toll Auth., San Francisco Bay Area Toll Bridge Rev. Ref. Bonds, Series 2009-F-1, 5.625% 2044	1,670	1,810
Bonita Canyon Public Facs. Fncg. Auth., Community Facs. Dist. No. 98-1, Special Tax Bonds,
Series 2012, 5.00% 2026	500	515
Bonds, notes & other debt instruments
	Principal amount	Value
California — City and county issuers (continued)	(000)	(000)

Burbank-Glendale-Pasadena Airport Auth., Airport Rev. Ref. Bonds,
Series 2005-B, AMT, AMBAC insured, 5.00% 2024	$1,500	$1,570
Burbank-Glendale-Pasadena Airport Auth., Airport Rev. Ref. Bonds,
Series 2005-B, AMT, AMBAC insured, 5.25% 2019	1,500	1,593
California County Tobacco Securitization Agcy., Tobacco Settlement Asset-backed Bonds
(Alameda County Tobacco Asset Securitization Corp.), Series 2002, 5.75% 2029	930	902
Community Facs. Dist. No. 98-2, Capistrano Unified School Dist. (Ladera), Special Tax Ref.
Bonds, Series 2005, FGIC-National insured, 5.00% 2016	2,120	2,247
Community Facs. Dist. No. 98-2, Capistrano Unified School Dist. (Ladera), Special Tax Ref. Bonds,
Series 2005, FGIC-National insured, 5.00% 2023	2,000	2,048
City of Carlsbad, Reassessment Dist. No. 2012-1, Limited Obligation Ref. Bonds, 4.25% 2032	1,350	1,218
City of Carlsbad, Reassessment Dist. No. 2012-1, Limited Obligation Ref. Bonds, 5.00% 2035	1,300	1,293
Cathedral City Public Fncg. Auth., Tax Allocation Rev. Bonds
(Cathedral City 2006 Merged Redev. Project Area), Series 2007-C, 5.00% 2021	1,055	867
Cathedral City Public Fncg. Auth., Tax Allocation Rev. Bonds
(Cathedral City 2006 Merged Redev. Project Area), Series 2007-C, 5.00% 2022	1,110	894
Cathedral City Public Fncg. Auth., Tax Allocation Rev. Bonds
(Cathedral City 2006 Merged Redev. Project Area), Series 2007-C, 5.00% 2023	1,165	920
Cathedral City Public Fncg. Auth., Tax Allocation Rev. Bonds
(Cathedral City 2006 Merged Redev. Project Area), Series 2007-C, 5.00% 2024	1,220	943
Cathedral City Public Fncg. Auth., Tax Allocation Rev. Bonds
(Cathedral City 2006 Merged Redev. Project Area), Series 2007-C, 5.00% 2030	3,675	2,588
City of Cathedral City, Cove Improvement Dist. No. 2004-02,
Limited Obligation Improvement Bonds, 5.00% 2030	945	940
City of Cathedral City, Cove Improvement Dist. No. 2004-02,
Limited Obligation Improvement Bonds, 5.05% 2035	1,335	1,302
Cerritos Community College Dist. (Los Angeles County), Election of 2004, G.O. Bonds,
Series 2012-D, 5.00% 2038	1,000	1,065
Cerritos Public Fin. Auth., Tax Allocation Rev. Bonds (Cerritos Redev. Projects),
Series 2002-A, AMBAC insured, 5.00% 2020	1,500	1,625
Cerritos Public Fncg. Auth., 2002 Tax Allocation Rev. Bonds (Cerritos Redev. Projects),
Series A, AMBAC insured, 5.00% 2017	1,000	1,117
Cerritos Public Fncg. Auth., 2002 Tax Allocation Rev. Bonds (Cerritos Redev. Projects),
Series A, AMBAC insured, 5.00% 2019	2,560	2,824
Certs. of Part., Palomar Pomerado Health, 6.00% 2030	1,500	1,501
Certs. of Part., Palomar Pomerado Health, 6.00% 2041	3,710	3,579
Certs. of Part., Palomar Pomerado Health, 6.75% 2039	3,500	3,586
Chula Vista Municipal Fncg. Auth., Special Tax Rev. Ref. Bonds, Series 2013, 5.00% 2021	1,000	1,138
Chula Vista Municipal Fncg. Auth., Special Tax Rev. Ref. Bonds, Series 2013, 5.00% 2022	1,500	1,702
City of Chula Vista, Industrial Dev. Rev. Ref. Bonds (San Diego Gas & Electric Co.),
Series 1997-A, AMT, 4.90% 2023	1,000	1,023
City of Chula Vista, Industrial Dev. Rev. Ref. Bonds (San Diego Gas & Electric Co.),
Series 2004-C, 5.875% 2034	2,260	2,542
County of Contra Costa Public Fncg. Auth., Lease Rev. Ref. Bonds (Medical Center Ref.),
Series 2007-B, National insured, 5.00% 2017	5,000	5,619
Community Facs. Dist. No. 2002-1, City of Corona (Dos Lagos), Special Tax Bonds
(Improvement Area No. 1), Series 2007, 4.75% 2027	1,000	984
Community Facs. Dist. No. 2002-1, City of Corona (Dos Lagos), Special Tax Bonds
(Improvement Area No. 1), Series 2007, 4.875% 2037	310	287
Community Facs. Dist. No. 2002-1, City of Corona (Dos Lagos), Special Tax Bonds (Improvement Area No. 1),
Series 2007, 5.00% 2037	2,500	2,367
Corona-Norco Unified School Dist. Public Fin. Auth., Special Tax Rev. Bonds, Series 2006-B, 5.00% 2026	1,735	1,747
Corona-Norco Unified School Dist. Public Fin. Auth., Special Tax Rev. Bonds, Series 2006-B, 5.00% 2036	1,695	1,677
Bonds, notes & other debt instruments
	Principal amount	Value
California — City and county issuers (continued)	(000)	(000)

East Bay Municipal Utility Dist., Water System Rev. Ref. Bonds (Alameda and Contra Costa Counties),
Series 2011-A-1, 0.389% 2025 (put 2014)[1]	$1,865	$1,865
County of El Dorado, Community Facs. Dist. No. 1992-1 (El Dorado Hills Dev.),
2012 Special Tax Rev. Ref. Bonds, 5.00% 2024	1,500	1,650
County of El Dorado, Community Facs. Dist. No. 1992-1 (El Dorado Hills Dev.),
2012 Special Tax Rev. Ref. Bonds, 5.00% 2025	2,585	2,809
Community Facs. Dist. No. 1, Elk Grove Unified School Dist. (Sacramento County),
2012 Special Tax Ref. Bonds, 4.00% 2033	2,535	2,284
Folsom Public Fncg. Auth., Special Tax Rev. Bonds, Series 2007-A, AMBAC insured, 5.00% 2028	1,000	1,004
Folsom Public Fncg. Auth., Special Tax Rev. Bonds, Series 2007-B, 5.125% 2026	1,090	1,098
Folsom Public Fncg. Auth., Special Tax Rev. Bonds, Series 2007-B, 5.20% 2032	1,615	1,570
City of Fontana, Community Facs. Dist. No. 22 (Sierra Hills South), Special Tax Bonds,
Series 2004, 6.00% 2034	1,000	1,004
City of Fontana, Community Facs. Dist. No. 31 (Citrus Heights North), Special Tax Bonds,
Series 2006, 5.00% 2036	4,000	3,853
Foothill/Eastern Transportation Corridor Agcy., Toll Road Rev. Ref. Bonds, Series 2013-A, 6.00% 2053	7,500	7,528
Foothill/Eastern Transportation Corridor Agcy., Toll Road Rev. Ref. Bonds,
Series 2013-B-1, 5.00% 2053 (put 2018)	1,000	1,091
City of Fullerton Public Fin. Auth., Tax Allocation Rev. Bonds, Series 2005, AMBAC insured, 5.00% 2017	2,785	2,961
Redev. Agcy. of the City of Fullerton, Certs. of Part. (Southern California College of Optometry),
RADIAN insured, 5.00% 2016	2,945	3,177
Independent Cities Lease Fin. Auth., Mobile Home Park Rev. Bonds
(Hermosa Beach, Marineland Mobile Home Park), Series 2004-A, 6.375% 2039	3,935	3,944
Independent Cities Lease Fin. Auth., Mobile Home Park Rev. Bonds (San Juan Mobile Estates),
Series 2006-A, 5.00% 2026	1,500	1,524
Independent Cities Lease Fin. Auth., Mobile Home Park Rev. Bonds (San Juan Mobile Estates),
Series 2006-A, 5.00% 2031	2,000	2,016
Independent Cities Lease Fin. Auth., Mobile Home Park Rev. Bonds (San Juan Mobile Estates),
Series 2006-A, 5.125% 2041	4,200	4,214
Independent Cities Lease Fin. Auth., Mobile Home Park Rev. Bonds (San Juan Mobile Estates),
Series 2006-B, 5.85% 2041	1,150	1,136
Independent Cities Lease Fin. Auth., Mobile Home Park Rev. Bonds (Santa Rosa Leisure Mobilehome Park),
Series 2007-A, 5.60% 2037	1,590	1,569
Independent Cities Lease Fin. Auth., Mobile Home Park Rev. Bonds (Santa Rosa Leisure Mobilehome Park),
Series 2007-A, 5.70% 2047	1,845	1,818
Independent Cities Lease Fin. Auth., Mobile Home Park Rev. Ref. Bonds (Westlake Mobilehome Park),
Series 2007-A, 4.50% 2027	1,605	1,626
Independent Cities Lease Fin. Auth., Mobile Home Park Rev. Ref. Bonds (Westlake Mobilehome Park),
Series 2007-A, 4.50% 2032	1,005	1,006
Independent Cities Lease Fin. Auth., Mobile Home Park Rev. Ref. Bonds (Westlake Mobilehome Park),
Series 2007-A, 5.00% 2047	3,000	3,011
City of Irvine, Limited Obligation Improvement Bonds, Reassessment Dist. No. 11-1, 4.50% 2022	1,000	1,031
City of Irvine, Limited Obligation Improvement Bonds, Reassessment Dist. No. 11-1, 4.75% 2023	750	773
City of Irvine, Limited Obligation Improvement Bonds, Reassessment Dist. No. 11-1, 4.75% 2024	500	515
City of Irvine, Limited Obligation Improvement Bonds, Reassessment Dist. No. 11-1, 4.875% 2025	400	412
City of Irvine, Limited Obligation Improvement Bonds, Reassessment Dist. No. 12-1, 4.00% 2018	750	826
City of Irvine, Limited Obligation Improvement Bonds, Reassessment Dist. No. 12-1, 4.00% 2020	1,000	1,074
City of Irvine, Limited Obligation Improvement Bonds, Reassessment Dist. No. 13-1, 5.00% 2024	825	893
City of Irvine, Limited Obligation Improvement Bonds, Reassessment Dist. No. 13-1, 5.00% 2025	710	761
City of Irvine, Limited Obligation Improvement Bonds, Reassessment Dist. No. 13-1, 5.00% 2028	1,050	1,084
City of La Verne, Rev. Certs. of Part. (Brethren Hillcrest Homes), Series 2003-B, 6.625% 2025	5,220	5,249
City of Lake Elsinore, Community Facs. Dist. No. 2003-2 (Canyon Hills), Special Tax Bonds,
Series 2004-A, 5.95% 2034	2,500	2,512
City of Lake Elsinore, Community Facs. Dist. No. 2004-3 (Rosetta Canyon), Special Tax Bonds
(Improvement Area No. 1), Series 2005-A, 5.10% 2022	1,000	1,037
Bonds, notes & other debt instruments
	Principal amount	Value
California — City and county issuers (continued)	(000)	(000)

City of Lake Elsinore, Community Facs. Dist. No. 2004-3 (Rosetta Canyon), Special Tax Bonds
(Improvement Area No. 1), Series 2005-A, 5.25% 2030	$1,195	$1,207
City of Lake Elsinore, Community Facs. Dist. No. 2004-3 (Rosetta Canyon), Special Tax Bonds
(Improvement Area No. 1), Series 2005-A, 5.25% 2035	2,450	2,459
Lancaster Redev. Agcy., Combined Redev. Project Areas (Housing Programs), Tax Allocation Ref. Bonds,
Series 2003, National insured, 5.25% 2018	1,935	2,174
Lee Lake Public Fncg. Auth., Special Tax Rev. Ref. Bonds, Series 2013-A, 5.25% 2027	2,000	2,192
Lincoln Public Fin. Auth., Special Tax Rev. Bonds, Series 2007-A, AMBAC insured, 4.50% 2034	3,615	3,375
City of Loma Linda, Hospital Rev. Ref. Bonds (Loma Linda University Medical Center),
Series 2005-A, 5.00% 2021	3,000	3,037
City of Long Beach, Fncg. Auth. Rev. Ref. Bonds, Series 1992, AMBAC insured, 6.00% 2017	465	494
City of Long Beach, Harbor Rev. Ref. Bonds, Series 1998-A, AMT, FGIC-National insured, 6.00% 2019	3,500	4,287
City of Long Beach, Harbor Rev. Ref. Bonds, Series 2005-A, AMT, National insured, 5.00% 2022	1,300	1,369
Long Beach Bond Fin. Auth., Rev. Ref. Bonds (Aquarium of the Pacific Project), Series 2012, 5.00% 2021	1,220	1,416
Long Beach Bond Fin. Auth., Rev. Ref. Bonds (Aquarium of the Pacific Project), Series 2012, 5.00% 2024	1,000	1,108
Long Beach Bond Fin. Auth., Rev. Ref. Bonds (Aquarium of the Pacific Project), Series 2012, 5.00% 2025	1,000	1,095
Long Beach Bond Fin. Auth., Rev. Ref. Bonds (Aquarium of the Pacific Project), Series 2012, 5.00% 2026	1,000	1,085
Long Beach Community College Dist. (Los Angeles County), G.O. Bonds, 2008 Election,
Series 2012-B, 5.00% 2026	3,575	4,062
City of Los Angeles Harbor Dept., Rev. Bonds, Series 2009-A, 5.00% 2027	2,000	2,259
City of Los Angeles Harbor Dept., Rev. Bonds, Series 2009-B, 5.25% 2039	1,000	1,113
City of Los Angeles Harbor Dept., Rev. Ref. Bonds, Series 2006-A, AMT, National insured, 5.00% 2020	6,000	6,718
City of Los Angeles Harbor Dept., Rev. Ref. Bonds, Series 2011-A, AMT, 5.00% 2021	2,085	2,428
City of Los Angeles Harbor Dept., Rev. Ref. Bonds, Series 2011-B, 5.00% 2023	1,000	1,159
City of Los Angeles Harbor Dept., Rev. Ref. Bonds, Issue 1988, 7.60% 2018 (escrowed to maturity)	805	948
City of Los Angeles, Dept. of Water and Power, Power System Rev. Bonds, Series 2008-A-2, 5.25% 2032	2,000	2,200
City of Los Angeles, Dept. of Water and Power, Power System Rev. Ref. Bonds, Series 2009-A, 5.00% 2027	1,500	1,695
City of Los Angeles, Dept. of Water and Power, Power System Rev. Ref. Bonds, Series 2009-A, 5.00% 2028	1,835	2,074
City of Los Angeles, Dept. of Water and Power, Power System Rev. Ref. Bonds, Series 2009-B, 5.25% 2023	1,500	1,758
City of Los Angeles, Dept. of Water and Power, Water System Rev. Bonds, Series 2009-A, 5.375% 2038	1,500	1,667
City of Los Angeles, Wastewater System Rev. Ref. Bonds, Series 2009-A, 5.375% 2039	4,500	5,021
Community Redev. Agcy. of the City of Los Angeles, Lease Rev. Bonds
(Vermont Manchester Social Services Project), Series 2005, AMBAC insured, 5.00% 2015	1,000	1,073
Community Redev. Agcy. of the City of Los Angeles, Lease Rev. Bonds
(Vermont Manchester Social Services Project), Series 2005, AMBAC insured, 5.00% 2022	1,450	1,531
Community Redev. Agcy. of the City of Los Angeles, Lease Rev. Bonds
(Vermont Manchester Social Services Project), Series 2005, AMBAC insured, 5.00% 2023	1,595	1,682
Community Redev. Agcy. of the City of Los Angeles, Lease Rev. Bonds
(Vermont Manchester Social Services Project), Series 2005, AMBAC insured, 5.00% 2024	3,250	3,423
Dept. of Airports of the City of Los Angeles, Los Angeles International Airport, Rev. Bonds,
Series 2010-B, 5.00% 2035	1,000	1,054
Dept. of Airports of the City of Los Angeles, Los Angeles International Airport, Rev. Ref. Bonds,
Series 2008-A, AMT, 5.50% 2022	5,000	5,686
Dept. of Airports of the City of Los Angeles, Los Angeles International Airport, Rev. Ref. Bonds,
Series 2009-A, 5.25% 2029	2,000	2,250
Dept. of Airports of the City of Los Angeles, Los Angeles International Airport, Rev. Ref. Bonds,
Series 2010-A, 5.00% 2029	2,000	2,206
Dept. of Airports of the City of Los Angeles, Ontario International Airport, Rev. Ref. Bonds,
Series 2006-A, AMT, National insured, 5.00% 2016	1,780	1,951
Dept. of Airports of the City of Los Angeles, Ontario International Airport, Rev. Ref. Bonds,
Series 2006-A, AMT, National insured, 5.00% 2022	2,610	2,802
Dept. of Airports of the City of Los Angeles, Ontario International Airport, Rev. Ref. Bonds,
Series 2006-A, AMT, National insured, 5.00% 2024	2,920	3,117
Bonds, notes & other debt instruments
	Principal amount	Value
California — City and county issuers (continued)	(000)	(000)

Housing Auth. of the City of Los Angeles, Mortgage Rev. Ref. Bonds (Property Acquisition Refundings),
Series 2009-A, 6.375% 2039	$2,000	$2,061
Housing Auth. of the City of Los Angeles, Multi-family Housing Rev. Ref. Bonds, Series 2007-A, 5.00% 2037	3,465	3,528
Housing Auth. of the City of Los Angeles, Multi-family Housing Rev. Ref. Bonds, Series 2007-A, 5.05% 2037	460	469
Los Angeles Community College Dist. (County of Los Angeles), G.O. Bonds, 2008 Election,
Series 2010-C, 5.25% 2039	1,000	1,105
Los Angeles Convention and Exhibition Center Auth., Lease Rev. Ref. Bonds, Series 2008-A, 5.00% 2020	3,000	3,403
Los Angeles County Metropolitan Transportation Auth., Proposition C, Sales Tax Rev. Ref. Bonds,
Series 2009-E, 5.00% 2026	2,000	2,274
Los Angeles County Sanitation Districts Fncg. Auth., Capital Projects Rev. Ref. Bonds
(Dist. No. 14 Rev. Bonds), Series 2005-B, FGIC-National insured, 5.00% 2020	1,000	1,071
Los Angeles Unified School Dist. (County of Los Angeles), G.O. Bonds, Election of 2004,
Series 2009-I, 5.00% 2034	2,000	2,163
Municipal Improvement Corp. of Los Angeles, Lease Rev. Bonds,
Series 2007-B-1, FGIC-National insured, 5.00% 2023 (preref. 2014)	155	159
Municipal Improvement Corp. of Los Angeles, Lease Rev. Ref. Bonds (Capital Equipment),
Series 2008-A, 5.00% 2025	3,000	3,192
Los Rios Community College Dist. (Sacramento County), 2012 G.O. Ref. Bonds, 5.00% 2028	3,000	3,323
M-S-R Energy Auth., Gas Rev. Bonds, Series 2009-B, 6.50% 2039	2,100	2,571
Manhattan Beach Unified School Dist. (Los Angeles County), G.O. Bonds,
Series 1999-C, FGIC-National insured, 0% 2024	3,500	2,410
Metropolitan Water Dist. of Southern California, Waterworks Rev. Ref. Bonds,
Series 2012-B-2, 0.39% 2027 (put 2015)[1]	5,000	5,001
City of Moorpark, Community Facs. Dist. No 2004-1, Special Tax Bonds (Moorpark Highlands),
Series 2006, 5.30% 2038	4,055	3,878
Community Facs. Dist. No. 2004-6, Moreno Valley Unified School Dist., Special Tax Bonds,
Series 2005, 5.20% 2036	2,350	2,325
Successor Agcy. to Morgan Hill Redev. Agcy., Rev. Ref. Bonds, Series 2013-A, 5.00% 2031	3,000	3,218
Murrieta Public Fncg. Auth., Special Tax Rev. Ref. Bonds, Series 2012, 5.00% 2022	1,000	1,107
Murrieta Public Fncg. Auth., Special Tax Rev. Ref. Bonds, Series 2012, 5.00% 2024	1,000	1,073
Murrieta Public Fncg. Auth., Special Tax Rev. Ref. Bonds, Series 2012, 5.00% 2031	3,000	3,075
City of Norco, Community Facs. Dist. No. 2001-1 (Norco Ridge Ranch), Special Tax Ref. Bonds, Issue of 2006,
AMBAC insured, 4.875% 2033	3,705	3,614
Oakland Redev. Successor Agcy., Tax Allocation Ref. Bonds (Central Dist. Redev. Project),
Series 2013, 5.00% 2018	1,000	1,145
Oakland Unified School Dist., (County of Alameda), G.O. Bonds, Series 2013, 6.625% 2038	4,000	4,454
Port of Oakland, Rev. Ref. Bonds, Series 2007-A, AMT, National insured, 5.00% 2023	4,220	4,652
Port of Oakland, Rev. Ref. Bonds, Series 2007-A, AMT, National insured, 5.00% 2024	1,000	1,095
Port of Oakland, Rev. Ref. Bonds, Series 2011-O, AMT, 5.00% 2029	2,000	2,110
Port of Oakland, Rev. Ref. Bonds, Series 2012-P, AMT, 5.00% 2026	3,000	3,249
Port of Oakland, Rev. Ref. Bonds, Series 2012-P, AMT, 5.00% 2033	2,000	2,079
Ohlone Community College Dist. (Alameda County), G.O. Ref. Bonds, Series 2012, 5.00% 2024	2,000	2,342
Ohlone Community College Dist. (Alameda County), G.O. Ref. Bonds, Series 2012, 5.00% 2026	2,500	2,870
City of Orange, Community Facs. Dist. No. 91-2, Special Tax Ref. Bonds
(Serrano Heights Public Improvements), Series 2013, 5.00% 2024	820	915
City of Orange, Community Facs. Dist. No. 91-2, Special Tax Ref. Bonds
(Serrano Heights Public Improvements), Series 2013, 5.00% 2025	1,725	1,906
Community Facs. Dist. No. 2002-1, Orange County (Ladera Ranch), Special Tax Bonds,
Series 2003-A, 5.125% 2018	1,180	1,182
Community Facs. Dist. No. 2002-1, Orange County (Ladera Ranch), Special Tax Bonds,
Series 2003-A, 5.55% 2033	1,500	1,503
Community Facs. Dist. No. 2004-1, Orange County (Ladera Ranch), Special Tax Ref. Bonds,
Series 2014-A, 5.00% 2034	2,100	2,178
South Orange County Public Fncg. Auth., Special Tax Rev. Bonds (Ladera Ranch),
Series 2005-A, AMBAC insured, 5.00% 2020	1,000	1,043
Bonds, notes & other debt instruments
	Principal amount	Value
California — City and county issuers (continued)	(000)	(000)

Community Facs. Dist. No. 2003-1, Orange County (Ladera Ranch), Special Tax Bonds,
Series 2004-A, 5.60% 2028	$1,000	$1,002
Community Facs. Dist. No. 2003-1, Orange County (Ladera Ranch), Special Tax Bonds,
Series 2004-A, 5.625% 2034	2,125	2,129
Community Facs. Dist. No. 2004-1, Orange County (Ladera Ranch), Special Tax Bonds,
Series 2005-A, 5.15% 2029	1,000	1,002
Community Facs. Dist. No. 2004-1, Orange County (Ladera Ranch), Special Tax Bonds,
Series 2005-A, 5.20% 2034	4,950	4,960
County of Orange, Newport Coast Phase IV Assessment Dist. No. 01-1,
Limited Obligation Improvement Bonds (Group 1), 5.00% 2028	875	876
County of Orange, Newport Coast Phase IV Assessment Dist. No. 01-1,
Limited Obligation Improvement Bonds (Group 1), 5.10% 2033	970	962
Orange County Sanitation Dist., Certs. of Part.,
Series 2007-B, Assured Guaranty Municipal insured, 5.00% 2026	3,000	3,320
Orange County Sanitation Dist., Certs. of Part., Series 2009-A, 5.00% 2027	3,500	3,905
Orange County Sanitation Dist., Certs. of Part., Series 2009-A, 5.00% 2029	3,000	3,304
City of Oxnard Fncg. Auth., Solid Waste Rev. Ref. Bonds, Series 2005, AMT, AMBAC insured, 5.00% 2014	2,275	2,295
City of Oxnard Fncg. Auth., Solid Waste Rev. Ref. Bonds, Series 2005, AMT, AMBAC insured, 5.00% 2015	2,390	2,491
City of Oxnard Fncg. Auth., Solid Waste Rev. Ref. Bonds, Series 2005, AMT, AMBAC insured, 5.00% 2016	1,475	1,582
City of Palm Desert, Section 29 Assessment Dist. (No. 2004-02), Limited Obligation Improvement Bonds,
Series 2007, 5.05% 2027	3,000	2,671
City of Palm Desert, Section 29 Assessment Dist. (No. 2004-02), Limited Obligation Improvement Bonds,
Series 2007, 5.10% 2037	1,995	1,599
Perris Union High School Dist., Fncg. Auth., Rev. Bonds, Series 2011, 6.125% 2041	2,340	2,389
Poway Unified School Dist., Community Facs. Dist. No. 14 (Del Sur), Improvement Area A Special Tax Bonds,
Series 2006, 5.25% 2036	2,750	2,703
Poway Unified School Dist., Community Facs. Dist. No. 14 (Del Sur), Special Tax Bonds,
Series 2006, 5.00% 2019	1,000	1,032
Poway Unified School Dist., Community Facs. Dist. No. 14 (Del Sur), Special Tax Bonds,
Series 2006, 5.10% 2021	1,040	1,072
Poway Unified School Dist., Community Facs. Dist. No. 14 (Del Sur), Special Tax Bonds,
Series 2006, 5.25% 2036	2,090	2,055
Poway Unified School Dist., Community Facs. Dist. No. 6 (4S Ranch), Special Tax Bonds,
Series 2012, 5.00% 2033	1,000	1,030
Poway Unified School Dist., Community Facs. Dist. No. 6 (4S Ranch), Special Tax Bonds,
Series 2012, 5.00% 2036	600	612
Poway Unified School Dist., Public Fncg. Auth., Special Tax Rev. Bonds, Series 2013, 5.00% 2030	1,000	1,051
Poway Unified School Dist., Public Fncg. Auth., Special Tax Rev. Ref. Bonds, Series 2011, 5.125% 2028	2,320	2,390
Poway Unified School Dist., Public Fncg. Auth., Special Tax Rev. Ref. Bonds, Series 2011, 5.375% 2031	2,275	2,341
City of Rancho Cordova, Sunridge Anatolia Community Facs. Dist. No. 2003-1, Special Tax Bonds,
Series 2007, 5.25% 2027	1,000	1,016
City of Rancho Cordova, Sunridge Anatolia Community Facs. Dist. No. 2003-1, Special Tax Bonds,
Series 2007, 5.375% 2037	1,000	1,002
Rancho Santiago Community College Dist. (Orange County), G.O. Ref. Bonds,
Series 2005, Assured Guaranty Municipal insured, 5.25% 2020	2,000	2,438
Redding Redev. Agcy., Tax Allocation Bonds (SHASTEC Redev. Project), Series 2006, 5.00% 2029	655	655
Redding Redev. Agcy., Tax Allocation Bonds (SHASTEC Redev. Project), Series 2006, 5.00% 2036	1,585	1,536
Rio Elementary School Dist., Community Facs. Dist. #1, Special Tax Bonds, Series 2013, 5.50% 2039	2,750	2,820
Rio Hondo Community College Dist. (County of Los Angeles), G.O. Bonds, 2004 Election,
Series 2010-C, 0% 2028	1,000	513
Rio Hondo Community College Dist. (County of Los Angeles), G.O. Bonds, 2004 Election,
Series 2010-C, 0% 2029	2,000	952
City of Rio Vista, Community Facs. Dist. No. 2004-1, Special Tax Bonds (Northwest Wastewater Fac.),
Series 2005, 5.70% 2024	3,110	3,119
Bonds, notes & other debt instruments
	Principal amount	Value
California — City and county issuers (continued)	(000)	(000)

Community Facs. Dist. No. 15 (Mission Ranch) of Riverside Unified School Dist., Special Tax Bonds
(Improvement Area No. 2), Series 2005-A, 5.25% 2030	$ 1,000	$ 1,001
Riverside County Public Fncg. Auth., Tax Allocation Rev. Bonds (County of Riverside Redev. Projects),
Series 2005-A, XLCA insured, 5.00% 2023	2,000	2,016
Riverside County Public Fncg. Auth., Tax Allocation Rev. Bonds (Jurupa Valley, Desert Communities and
Interstate 215 Corridor Redev. Projects), Series 2006-A, National insured, 5.00% 2020	2,255	2,362
Riverside County Public Fncg. Auth., Tax Allocation Rev. Bonds (Jurupa Valley, Desert Communities and
Interstate 215 Corridor Redev. Projects), Series 2006-A, National insured, 5.00% 2021	2,885	2,986
Riverside County Transportation Commission, Toll Rev. Bonds, Series 2013-A, 5.75% 2044	2,500	2,572
City of Rocklin (Placer County) Community Facs. Dist. No. 10 (Whitney Ranch), Special Tax Bonds,
Series 2005, 5.00% 2020	770	775
City of Rocklin (Placer County) Community Facs. Dist. No. 10 (Whitney Ranch), Special Tax Bonds,
Series 2005, 5.00% 2021	820	823
Roseville Natural Gas Fncg. Auth., Gas Rev. Bonds, Series 2007, 5.00% 2017	1,000	1,097
Roseville Natural Gas Fncg. Auth., Gas Rev. Bonds, Series 2007, 5.00% 2022	4,920	5,420
Roseville Natural Gas Fncg. Auth., Gas Rev. Bonds, Series 2007, 5.00% 2024	3,000	3,262
City of Sacramento, North Natomas Community Facs. Dist. No. 4, Special Tax Bonds,
Series 2013-E, 5.00% 2030	1,250	1,314
City of Sacramento, North Natomas Community Facs. Dist. No. 4, Special Tax Bonds,
Series 2013-E, 5.25% 2025	2,565	2,860
County of Sacramento, Airport System Rev. Bonds, Series 2008-B, AMT,
Assured Guaranty Municipal insured, 5.75% 2024	1,940	2,175
County of Sacramento, Single-family Mortgage Rev. Bonds
(GNMA Mortgage-backed Securities Program), Issue 1987-A, AMT, 9.00% 2019 (escrowed to maturity)	1,500	2,078
Sacramento City Fncg. Auth., Rev. Bonds (City Hall and Redev. Projects),
Series 2002-A, Assured Guaranty Municipal insured, 5.25% 2016	470	472
Sacramento Cogeneration Auth., Cogeneration Project Rev. Ref. Bonds (Procter & Gamble Project),
Series 2009, 5.25% 2020	995	1,187
Sacramento Cogeneration Auth., Cogeneration Project Rev. Ref. Bonds (Procter & Gamble Project),
Series 2009, 5.25% 2021	900	1,073
Sacramento Municipal Utility Dist., Electric Rev. Bonds, Series 1997-K, AMBAC insured, 5.25% 2024	2,000	2,344
Sacramento Municipal Utility Dist., Electric Rev. Bonds, Series 1997-K, AMBAC insured, 5.70% 2017	2,500	2,933
Sacramento Municipal Utility Dist., Electric Rev. Bonds, Series 1997-K, AMBAC insured, 5.80% 2019	3,000	3,698
Sacramento Municipal Utility Dist., Electric Rev. Bonds, Series 2013-A, 5.00% 2041	4,500	4,761
Sacramento County Sanitation Districts Fncg. Auth., Rev. Ref. Bonds
(Sacramento Regional County Sanitation Dist.), Series 2007-B, FGIC-National insured, 0.69% 2035[1]	13,500	10,414
Sacramento County Water Fncg. Auth., Rev. Ref. Bonds (Sacramento County Water Agcy. Zones 40 and 41
2007 Water System Project), Series 2007-B, FGIC-National insured, 0.71% 2034[1]	5,000	3,806
Sacramento Municipal Utility Dist. Fncg. Auth., Cosumnes Project Rev. Bonds,
Series 2006, National insured, 5.125% 2029	10,000	10,547
Sacramento Regional Transit Dist., Farebox Rev. Bonds, Series 2012, 5.00% 2036	1,000	1,027
Sacramento Regional Transit Dist., Farebox Rev. Bonds, Series 2012, 5.00% 2042	3,000	3,056
City of San Bernardino, Unified School Dist. G.O. Ref. Bonds, Series 2013-A,
Assured Guaranty Municipal insured, 5.00% 2021	1,150	1,332
City of San Bernardino, Unified School Dist. G.O. Ref. Bonds, Series 2013-A,
Assured Guaranty Municipal insured, 5.00% 2022	1,500	1,726
City of San Bernardino, Unified School Dist. G.O. Ref. Bonds, Series 2013-A,
Assured Guaranty Municipal insured, 5.00% 2024	1,250	1,410
City of San Bernardino, Unified School Dist. G.O. Ref. Bonds, Series 2013-A,
Assured Guaranty Municipal insured, 5.00% 2025	1,000	1,115
City of San Bernardino, Unified School Dist. G.O. Ref. Bonds, Series 2013-A,
Assured Guaranty Municipal insured, 5.00% 2028	1,245	1,347
County of San Bernardino, Certs. of Part. (Arrowhead Ref. Project), Series 2009-A, 5.00% 2017	3,870	4,335
Bonds, notes & other debt instruments
	Principal amount	Value
California — City and county issuers (continued)	(000)	(000)

Redev. Agcy. of the County of San Bernardino, Tax Allocation Bonds (San Sevaine Redev. Project),
Series 2005-A, RADIAN insured, 5.00% 2017	$ 1,395	$ 1,447
Redev. Agcy. of the County of San Bernardino, Tax Allocation Bonds (San Sevaine Redev. Project),
Series 2005-A, RADIAN insured, 5.00% 2020	1,730	1,781
San Bernardino County, Alta Loma School Dist., 1999 Election G.O. Bonds,
Series A, FGIC-National insured, 0% 2021	2,500	1,976
San Bernardino Joint Powers Fncg. Auth., 2002 Tax Allocation Ref. Bonds, 6.625% 2026	5,000	5,004
City of San Buenaventura, Rev. Bonds (Community Memorial Health System), Series 2011, 7.50% 2041	10,825	12,143
County of San Diego, Certs. of Part. (Salk Institute for Biological Studies), 5.125% 2040	3,000	3,069
County of San Diego, Certs. of Part. (Salk Institute for Biological Studies), 5.25% 2030	2,000	2,100
Public Facs. Fncg. Auth. of the City of San Diego, Sewer Rev. Bonds, Series 2009-A, 5.25% 2034	1,500	1,638
Public Facs. Fncg. Auth. of the City of San Diego, Sewer Rev. Bonds, Series 2009-A, 5.375% 2034	2,000	2,208
Public Facs. Fncg. Auth. of the City of San Diego, Sewer Rev. Ref. Bonds, Series 2009-B, 5.00% 2022	2,000	2,257
Public Facs. Fncg. Auth. of the City of San Diego, Water Rev. Ref. Bonds, Series 2012-A, 5.00% 2028	5,000	5,608
San Diego County Regional Airport Auth., Airport Rev. Bonds, Series 2010-A, 5.00% 2028	1,000	1,062
San Diego County Regional Airport Auth., Airport Rev. Bonds, Series 2010-A, 5.00% 2030	1,550	1,631
San Diego County Regional Airport Auth., Airport Rev. Bonds, Series 2010-A, 5.00% 2034	2,000	2,067
San Diego County Regional Airport Auth., Airport Rev. Bonds, Series 2013-B, AMT, 5.00% 2043	2,000	2,022
San Diego County, Certs. of Part. (Burnham Institute for Medical Research), 5.00% 2017	1,645	1,757
San Diego County, Certs. of Part. (Burnham Institute for Medical Research), 5.00% 2018	1,715	1,821
San Diego County, Certs. of Part. (Burnham Institute for Medical Research), 5.00% 2019	1,230	1,297
San Diego County, Certs. of Part. (Burnham Institute for Medical Research), 5.00% 2021	1,005	1,044
San Diego County, Certs. of Part. (Burnham Institute for Medical Research), 5.00% 2022	2,065	2,132
San Diego County, Certs. of Part. (Burnham Institute for Medical Research), 5.00% 2034	4,000	4,004
San Diego Unified School Dist., G.O. Bonds (Election of 2012), Series 2013-C, 5.00% 2035	2,000	2,161
Airport Commission, City and County of San Francisco, San Francisco International Airport,
Second Series Rev. Bonds, Series 2009-E, 6.00% 2039	3,000	3,460
Airport Commission, City and County of San Francisco, San Francisco International Airport,
Second Series Rev. Ref. Bonds, Issue 34-E, AMT, 5.75% 2019	3,500	4,085
Airport Commission, City and County of San Francisco, San Francisco International Airport,
Second Series Rev. Ref. Bonds, Series 2009-A, 4.90% 2029	5,000	5,589
Airport Commission, City and County of San Francisco, San Francisco International Airport,
Second Series Rev. Ref. Bonds, Series 2010-F, 5.00% 2040	3,000	3,087
Airport Commission, City and County of San Francisco, San Francisco International Airport,
Second Series Rev. Ref. Bonds, Series 2011-F, AMT, 5.00% 2028	2,630	2,802
Airport Commission, City and County of San Francisco, San Francisco International Airport,
Second Series Rev. Ref. Bonds, Series 2012-A, AMT, 5.00% 2028	1,000	1,068
Airport Commission, City and County of San Francisco, San Francisco International Airport,
Second Series Rev. Ref. Bonds, Series 2012-A, AMT, 5.00% 2030	1,000	1,054
City and County of San Francisco Redev. Fin. Auth., Tax Allocation Rev. Bonds
(Mission Bay North Redev. Project), Series 2011-C, 6.75% 2033	500	582
City and County of San Francisco Redev. Fin. Auth., Tax Allocation Rev. Bonds
(Mission Bay North Redev. Project), Series 2011-C, 6.75% 2041	1,875	2,140
City and County of San Francisco Redev. Fin. Auth., Tax Allocation Rev. Bonds
(Mission Bay North Redev. Project-Infrastructure), Series 2006-B, RADIAN insured, 5.00% 2036	5,000	5,022
City and County of San Francisco Redev. Fin. Auth., Tax Allocation Rev. Bonds
(Mission Bay South Redev. Project), Series 2009-D, 6.50% 2030	975	1,084
City and County of San Francisco Redev. Fin. Auth., Tax Allocation Rev. Bonds
(Mission Bay South Redev. Project), Series 2011-D, 7.00% 2033	810	886
City and County of San Francisco Redev. Fin. Auth., Tax Allocation Rev. Bonds
(Mission Bay South Redev. Project), Series 2011-D, 7.00% 2041	2,500	2,698
Public Utilities Commission of the City and County of San Francisco, San Francisco Water Rev. Bonds,
Series 2009-A, 5.00% 2023	3,000	3,472
Public Utilities Commission of the City and County of San Francisco, San Francisco Water Rev. Bonds,
Series 2009-A, 5.00% 2024	2,000	2,306
Bonds, notes & other debt instruments
	Principal amount	Value
California — City and county issuers (continued)	(000)	(000)

Redev. Agcy. of the City and County of San Francisco, Community Facs. Dist. No. 6, Special Tax Ref. Bonds
(Mission Bay South Public Improvements), Series 2013-A, 5.00% 2024	$1,510	$1,622
Redev. Agcy. of the City and County of San Francisco, Community Facs. Dist. No. 6, Special Tax Ref. Bonds
(Mission Bay South Public Improvements), Series 2013-A, 5.00% 2028	1,400	1,451
San Francisco Municipal Transportation Agcy., Rev. Bonds, Series 2012-B, 5.00% 2042	5,000	5,214
San Francisco State Building Auth., Lease Rev. Ref. Bonds (San Francisco Civic Center Complex),
Series 2005-A, FGIC-National insured, 5.00% 2019	2,195	2,358
San Joaquin Hills Transportation Corridor Agcy. (Orange County), Toll Road Rev. Bonds, 0% 2019
(escrowed to maturity)	4,150	3,867
San Joaquin Hills Transportation Corridor Agcy. (Orange County), Toll Road Rev. Bonds, 0% 2023
(escrowed to maturity)	5,900	4,617
City of San Jose, Airport Rev. Ref. Bonds, Series 2011-A-1, AMT, 5.50% 2030	8,000	8,649
City of San Jose, Airport Rev. Ref. Bonds, Series 2011-A-2, 5.25% 2034	4,900	5,116
Redev. Agcy. of the City of San Jose, Housing Set-Aside Tax Allocation Bonds (Merged Area Redev. Project),
Series 2010-A-1, 4.00% 2016	1,250	1,326
Redev. Agcy. of the City of San Jose, Tax Allocation Ref. Bonds (Merged Area Redev. Project),
Series 2004-A, National insured, 4.54% 2018	3,000	3,032
Redev. Agcy. of the City of San Jose, Tax Allocation Ref. Bonds (Merged Area Redev. Project),
Series 2006-C, National insured, 3.75% 2028	1,220	1,061
Redev. Agcy. of the City of San Jose, Tax Allocation Ref. Bonds (Merged Area Redev. Project),
Series 2006-D, AMBAC insured, 5.00% 2018	1,000	1,095
Redev. Agcy. of the City of San Jose, Tax Allocation Ref. Bonds (Merged Area Redev. Project),
Series 2006-D, AMBAC insured, 5.00% 2021	2,000	2,099
Redev. Agcy. of the City of San Jose, Multi-family Housing Rev. Bonds
(GNMA Collateralized — Miraido Village), Series 1997-A, AMT, 5.65% 2022	1,320	1,322
San Mateo County Community College Dist. (County of San Mateo), Election of 2005 G.O. Bonds
(Capital Appreciation Bonds), Series 2006-B, National insured, 0% 2035	5,000	1,815
San Mateo County Joint Powers Fncg. Auth., Lease Rev. Ref. Bonds (Capital Projects Program),
Series 1993-A, National insured, 5.125% 2018	2,700	3,029
Community Redev. Agcy. of the City of Santa Ana, Tax Allocation Bonds, Series 2011-A, 6.25% 2024	3,500	4,037
City of Santa Clara, Electric Rev. Ref. Bonds, Series 2011-A, 5.25% 2032	2,000	2,156
City of Santa Clara, Electric Rev. Ref. Bonds, Series 2011-A, 6.00% 2031	1,250	1,419
Redev. Agcy. of the City of Santa Clara, 2011 Tax Allocation Bonds (Bayshore North Project), 0% 2024	4,310	2,390
Redev. Agcy. of the City of Santa Clara, 2011 Tax Allocation Bonds (Bayshore North Project), 0% 2025	4,000	2,015
Santa Clara County Fncg. Auth., Lease Rev. Ref. Bonds (Valley Medical Center), Series 2008-A, 5.00% 2022	4,500	5,129
Santa Clara County, Mountain View Shoreline Regional Park Community, Rev. Bonds,
Series 2011-A, 5.625% 2035	1,300	1,368
Community Facs. Dist. No. 99-1 (Talega), Santa Margarita Water Dist., Special Tax Ref. Bonds,
Series 2011-A, 5.00% 2022	1,335	1,376
Community Facs. Dist. No. 99-1 (Talega), Santa Margarita Water Dist., Special Tax Ref. Bonds,
Series 2011-A, 5.00% 2023	1,805	1,860
Community Facs. Dist. No. 99-1 (Talega), Santa Margarita Water Dist., Special Tax Ref. Bonds,
Series 2011-A, 5.00% 2024	1,960	2,020
Community Facs. Dist. No. 99-1 (Talega), Santa Margarita Water Dist., Special Tax Ref. Bonds,
Series 2011-A, 5.00% 2025	1,000	1,030
Community Facs. Dist. No. 99-1 (Talega), Santa Margarita Water Dist., Special Tax Ref. Bonds,
Series 2011-A, 5.125% 2028	1,500	1,533
Community Facs. Dist. No. 99-1 (Talega), Santa Margarita Water Dist., Special Tax Ref. Bonds,
Series 2011-A, 5.25% 2029	1,000	1,021
Redev. Agcy. of the City of Santa Monica, 2011 Tax Allocation Bonds
(Earthquake Recovery Redev. Project), 5.00% 2032	2,000	2,133
Redev. Agcy. of the City of Santa Monica, 2011 Tax Allocation Bonds
(Earthquake Recovery Redev. Project), 5.875% 2036	1,250	1,399
Bonds, notes & other debt instruments
	Principal amount	Value
California — City and county issuers (continued)	(000)	(000)

Redev. Agcy. of the City of Santa Monica, 2011 Tax Allocation Bonds
(Earthquake Recovery Redev. Project), 5.875% 2042	$2,500	$2,764
Community Facs. Dist. No. 2 (Santaluz), Improvement Area No. 1, Special Tax Ref. Bonds,
Series 2011-A, 5.00% 2028	895	945
Community Facs. Dist. No. 2 (Santaluz), Improvement Area No. 1, Special Tax Ref. Bonds,
Series 2011-A, 5.00% 2029	1,430	1,498
Community Facs. Dist. No. 2005-1, Saugus Union School Dist., Special Tax Bonds, Series 2006, 5.25% 2026	1,135	1,144
Community Facs. Dist. No. 2005-1, William S. Hart Union School Dist., Special Tax Bonds,
Series 2006, 5.25% 2026	845	852
Community Facs. Dist. No. 2005-1, William S. Hart Union School Dist., Special Tax Bonds,
Series 2006, 5.30% 2036	1,500	1,484
Saugus Union School Dist., 2006 G.O. Ref. Bonds, Current Interest Bonds (Los Angeles County),
FGIC-National insured, 5.25% 2021	2,000	2,374
Sonoma-Marin Area Rail Transit Dist., Measure Q Sales Tax Rev. Bonds, Series 2011-A, 5.00% 2028	3,500	3,871
South Placer Wastewater Auth., Wastewater Rev. Ref. Bonds, Series 2011-C, 5.25% 2023	2,000	2,292
Redev. Agcy. of the City of South San Francisco, Tax Allocation Rev. Bonds (Merged Redev. Project),
Series 2006-A, FGIC-National insured, 5.00% 2019	1,015	1,082
Redev. Agcy. of the City of South San Francisco, Tax Allocation Rev. Bonds (Merged Redev. Project),
Series 2006-A, FGIC-National insured, 5.00% 2020	2,025	2,137
Redev. Agcy. of the City of South San Francisco, Tax Allocation Rev. Bonds (Merged Redev. Project),
Series 2006-A, FGIC-National insured, 5.00% 2022	2,300	2,396
South Tahoe Redev. Agcy. Community Facs. Dist. No. 2001-1, Special Tax Ref. Bonds
(Park Avenue Project, Heavenly Village), Series 2007, 5.00% 2031	1,225	1,224
Southeast Resource Recovery Fac. Auth., Lease Rev. Ref. Bonds, Series 2003-B, AMT,
AMBAC insured, 5.375% 2016	1,500	1,506
Southeast Resource Recovery Fac. Auth., Lease Rev. Ref. Bonds, Series 2003-B, AMT,
AMBAC insured, 5.375% 2017	2,655	2,665
Stockton Public Fncg. Auth., Rev. Bonds (Redev. Projects), Series 2006-A, RADIAN insured, 5.00% 2018	1,200	1,127
Community Facs. Dist. No. 2004-1, Temecula Valley Unified School Dist., Special Tax Bonds
(Improvement Area A), Series 2007, 5.00% 2027	570	576
Community Facs. Dist. No. 2004-1, Temecula Valley Unified School Dist., Special Tax Bonds
(Improvement Area A), Series 2007, 5.00% 2037	935	922
City of Thousand Oaks Community Facs. Dist. No. 1994-1, Special Tax Ref. Bonds
(Marketplace Public Pedestrian, Traffic Circulation and Parking Facs.), Series 2012, 5.00% 2022	1,000	1,048
City of Thousand Oaks Community Facs. Dist. No. 1994-1, Special Tax Ref. Bonds
(Marketplace Public Pedestrian, Traffic Circulation and Parking Facs.), Series 2012, 5.375% 2031	3,265	3,279
Tobacco Securitization Auth. of Southern California, Tobacco Settlement Asset-backed Rev. Ref. Bonds
(San Diego County Tobacco Asset Securitization Corp.), Series 2006-A, 5.00% 2037	5,930	4,504
Tobacco Securitization Auth. of Southern California, Tobacco Settlement Asset-backed Rev. Ref. Bonds
(San Diego County Tobacco Asset Securitization Corp.), Series 2006-A, 5.125% 2046	7,800	5,652
City of Torrance, Hospital Rev. Ref. Bonds (Torrance Memorial Medical Center), Series 2001-A, 5.50% 2031	1,000	1,001
City of Torrance, Rev. Bonds (Torrance Memorial Medical Center), Series 2010-A, 5.00% 2040	5,185	5,325
City of Turlock, Health Fac. Rev. Certs. of Part. (Emanuel Medical Center, Inc.), Series 2007-A, 5.00% 2022	1,500	1,600
City of Turlock, Health Fac. Rev. Certs. of Part. (Emanuel Medical Center, Inc.), Series 2007-A, 5.125% 2027	4,455	4,752
Turlock Irrigation Dist., Rev. Ref. Bonds, Series 2010-A, 5.00% 2035	2,000	2,079
Turlock Irrigation Dist., Rev. Ref. Bonds, Series 2011, 5.50% 2041	3,000	3,211
City of Tustin, Community Facs. Dist. No. 07-1, Special Tax Bonds (Tustin Legacy/Retail Center),
Series 2007, 6.00% 2037	1,485	1,504
Val Verde Unified School Dist., Certs. of Part. (Ref. and School Construction Project),
Series 2005-B, FGIC insured, 5.00% 2018 (preref. 2015)	325	339
Ventura County Public Fncg. Auth., Lease Rev. Bonds, Series 2013-A, 5.00% 2043	3,000	3,087
Walnut Energy Center Auth., Rev. Ref. Bonds, Series 2010-A, 5.00% 2035	2,000	2,062
Walnut Energy Center Auth., Rev. Ref. Bonds, Series 2010-A, 5.00% 2040	4,000	4,098
Washington Township Health Care Dist., Rev. Bonds, Series 2010-A, 5.00% 2025	1,500	1,559
Bonds, notes & other debt instruments
	Principal amount	Value
California — City and county issuers (continued)	(000)	(000)

Washington Township Health Care Dist., Rev. Bonds, Series 2010-A, 5.25% 2030	$2,000	$ 2,067
Washington Township Health Care Dist., Rev. Ref. Bonds, Series 1999, 5.125% 2023	1,000	1,001
Washington Township Health Care Dist., Rev. Ref. Bonds, Series 2007-A, 5.00% 2024	1,590	1,625
Washington Township Health Care Dist., Rev. Ref. Bonds, Series 2007-A, 5.00% 2026	1,750	1,772
Washington Township Health Care Dist., Rev. Ref. Bonds, Series 2007-A, 5.00% 2028	1,930	1,948
Washington Township Health Care Dist., Rev. Ref. Bonds, Series 2007-A, 5.00% 2032	1,565	1,566
Washington Township Health Care Dist., Rev. Ref. Bonds, Series 2007-A, 5.00% 2037	1,135	1,123
West Contra Costa Unified School Dist. (Contra Costa County), G.O. Ref. Bonds, Series 2012, 5.00% 2027	3,000	3,283
West Contra Costa Unified School Dist. (Contra Costa County), G.O. Ref. Bonds, Series 2012, 5.00% 2032	3,500	3,759
West Hollywood Community Dev. Commission, Tax Allocation Bonds (East Side Redev. Project),
Series 2011-A, 7.50% 2042	1,250	1,465
Whittier Redev. Agcy., Tax Allocation Bonds (Commercial Corridor Redev. Project),
Series 2007-A, 5.00% 2038	1,200	1,072
		813,861
Guam 0.88%

Government of Guam, Business Privilege Tax Bonds, Series 2011-A, 5.00% 2023	2,000	2,240
Government of Guam, Business Privilege Tax Bonds, Series 2011-A, 5.125% 2042	1,500	1,537
Government of Guam, Hotel Occupancy Tax Rev. Ref. Bonds, Series 2011-A, 6.50% 2040	4,000	4,429
Power Auth., Rev. Ref. Bonds, Series 2010-A, 5.50% 2030	2,350	2,478
Power Auth., Rev. Ref. Bonds, Series 2010-A, 5.50% 2040	2,000	2,046
		12,730
Puerto Rico 1.48%

Aqueduct and Sewer Auth., Rev. Bonds, Series A, Assured Guaranty insured, 5.00% 2028	3,000	2,626
Aqueduct and Sewer Auth., Rev. Ref. Bonds, Series 2012-A, 5.25% 2042	4,500	2,944
Electric Power Auth., Power Rev. Bonds, Series 2013-A, 7.00% 2043	2,500	1,779
Industrial, Tourist, Educational, Medical and Environmental Control Facs. Fncg. Auth., Hospital Rev. and Rev.
Ref. Bonds (Hospital Auxilio Mutuo Obligated Group Project), Series 2011-A, 6.00% 2033	7,150	6,792
Public Fin. Corp., Commonwealth Appropriation Bonds, Series 2001-E, 6.00% 2026 (escrowed to maturity)	170	212
Public Fin. Corp., Commonwealth Appropriation Bonds, Series 2001-E, 6.00% 2026 (escrowed to maturity)	1,830	2,278
Public Improvement Ref. Bonds (G.O. Bonds), Series 2006-A, 5.00% 2023	2,000	1,391
Public Improvement Ref. Bonds (G.O. Bonds), Series 2012-A, 5.50% 2039	1,000	684
Sales Tax Fncg. Corp., Sales Tax Rev. Bonds, Series 2010-A, 5.50% 2042	3,710	2,618
		21,324
Virgin Islands 1.05%

Public Fin. Auth., Rev. Bonds (Matching Fund Loan Note — Diageo Project), Series 2009-A, 6.75% 2019	1,750	1,956
Public Fin. Auth., Rev. Bonds (Matching Fund Loan Note — Diageo Project), Series 2009-A, 6.75% 2037	1,000	1,096
Public Fin. Auth., Rev. Bonds (Matching Fund Loan Note), Series 2010-A, 5.00% 2029	2,000	2,042
Public Fin. Auth., Rev. Ref. Bonds (Matching Fund Loan Notes), Series 2009-B, 5.00% 2018	2,000	2,243
Public Fin. Auth., Rev. Ref. Bonds (Matching Fund Loan Notes), Series 2009-B, 5.00% 2025	2,250	2,371
Public Fin. Auth., Rev. Ref. Bonds (Matching Fund Loan Notes), Series 2009-C, 5.00% 2022	3,500	3,662
Public Fin. Auth., Rev. Ref. Bonds (Matching Fund Loan Notes), Series 2012-A, 5.00% 2032	1,750	1,747
		15,117
Total bonds, notes & other debt instruments (cost: $1,327,602,000)		1,367,755

Short-term securities 4.20%

Health Facs. Fncg. Auth., Rev. Ref. Bonds (Adventist Health System/West),
Series 2009-B, US Bank LOC, 0.04% 2038[1]	600	600
Econ. Recovery Bonds, Series 2004-C-4, JPMorgan Chase LOC, 0.04% 2023[1]	7,700	7,700
Statewide Communities Dev. Auth., Rev. Ref. Bonds (John Muir Health),
Series 2008-C, Wells Fargo Bank LOC, 0.04% 2027[1]	6,645	6,645
City of Los Angeles, Dept. of Water and Power, Power System Demand Rev. Bonds,
Series 2002-A, Subseries A-1, 0.03% 2035[1]	1,050	1,050
Metropolitan Water Dist., Water Rev. Ref. Bonds, Series 2008-A-1, 0.03% 2037[1]	1,095	1,095
Fin. Auth., Recovery Zone Fac. Bonds (Chevron U.S.A. Inc. Project), Series 2010-A, 0.03% 2035[1]	1,100	1,100
Statewide Communities Dev. Auth., Multi-family Housing Rev. Bonds (IAC Project),
Series 2001-W-1, AMT, Wells Fargo Bank LOC, 0.05% 2034[1]	4,600	4,600
Health Facs. Fncg. Auth., Rev. Bonds (St. Joseph Health System), Series 2011-B, 0.04% 2041[1]	6,900	6,900
Pollution Control Fncg. Auth., Pollution Control Rev. Ref. Bonds (Pacific Gas and Electric Co.),
Series 1996-C, JPMorgan Chase LOC, 0.04% 2026[1]	2,200	2,200
Pollution Control Fncg. Auth., Pollution Control Rev. Ref. Bonds (Pacific Gas and Electric Co.),
Series 1996-E, JPMorgan Chase LOC, 0.04% 2026[1]	4,500	4,500
Pollution Control Fncg. Auth., Pollution Control Rev. Ref. Bonds (Pacific Gas and Electric Co.),
Series 1996-F, JPMorgan Chase LOC, 0.04% 2026[1]	7,000	7,000
Pollution Control Fncg. Auth., Pollution Control Rev. Ref. Bonds (Pacific Gas and Electric Co.),
Series 1997-B, AMT, JPMorgan Chase LOC, 0.06% 2026[1]	17,200	17,200
Total short-term securities (cost: $60,590,000)		60,590
Total investment securities (cost: $1,388,192,000)		1,428,345
Other assets less liabilities		13,360
Net assets		$1,441,705

[1]	Coupon rate may change periodically. For short-term securities, the date of the next scheduled coupon rate change is considered to be the maturity date.
[2]	Acquired in a transaction exempt from registration under Rule 144A of the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities was $21,970,000, which represented 1.52% of the net assets of the fund.

Key to abbreviations

Agcy. = Agency

AMT = Alternative Minimum Tax

Auth. = Authority

Certs. of Part. = Certificates of Participation

Dept. = Department

Dev. = Development

Dist. = District

Econ. = Economic

Fac. = Facility

Facs. = Facilities

Fin. = Finance

Fncg. = Financing

G.O. = General Obligation

LOC = Letter of Credit

Preref. = Prerefunded

Redev. = Redevelopment

Ref. = Refunding

Rev. = Revenue

TECP = Tax-Exempt Commercial Paper

Investments are not FDIC-insured, nor are they deposits of or guaranteed by a bank or any other entity, so they may lose value.

Investors should carefully consider investment objectives, risks, charges and expenses. This and other important information is contained in the fund prospectus and summary prospectus, which can be obtained from your financial professional and should be read carefully before investing. You may also call American Funds Service Company (AFS) at (800) 421-4225 or visit the American Funds website at americanfunds.com.

MFGEFPX-020-0314O-S37686

ITEM 7 – Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable to this Registrant, insofar as the Registrant is not a closed-end management investment company.

ITEM 8 – Portfolio Managers of Closed-End Management Investment Companies

Not applicable to this Registrant, insofar as the Registrant is not a closed-end management investment company.

ITEM 9 – Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable to this Registrant, insofar as the Registrant is not a closed-end management investment company.

ITEM 10 – Submission of Matters to a Vote of Security Holders

There have been no material changes to the procedures by which shareholders may recommend nominees to the Registrant’s board of trustees since the Registrant last submitted a proxy statement to its shareholders. The procedures are as follows. The Registrant has a nominating and governance committee comprised solely of persons who are not considered ‘‘interested persons’’ of the Registrant within the meaning of the Investment Company Act of 1940, as amended. The committee periodically reviews such issues as the board’s composition, responsibilities, committees, compensation and other relevant issues, and recommends any appropriate changes to the full board of trustees. While the committee normally is able to identify from its own resources an ample number of qualified candidates, it will consider shareholder suggestions of persons to be considered as nominees to fill future vacancies on the board. Such suggestions must be sent in writing to the nominating and governance committee of the Registrant, c/o the Registrant’s Secretary, and must be accompanied by complete biographical and occupational data on the prospective nominee, along with a written consent of the prospective nominee for consideration of his or her name by the nominating and governance committee.

ITEM 11 – Controls and Procedures

(a)	The Registrant’s Principal Executive Officer and Principal Financial Officer have concluded, based on their evaluation of the Registrant’s disclosure controls and procedures (as such term is defined in Rule 30a-3 under the Investment Company Act of 1940), that such controls and procedures are adequate and reasonably designed to achieve the purposes described in paragraph (c) of such rule.

(b)	There were no changes in the Registrant’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the Registrant’s second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

ITEM 12 – Exhibits

(a)(1)	Not applicable for filing of semi-annual reports to shareholders.

(a)(2)	The certifications required by Rule 30a-2 of the Investment Company Act of 1940 and Sections 302 and 906 of the Sarbanes-Oxley Act of 2002 are attached as exhibits hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

THE AMERICAN FUNDS TAX-EXEMPT SERIES II

By /s/ Neil L. Langberg
Neil L. Langberg, President and Principal Executive Officer

Date: March 31, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By /s/ Neil L. Langberg
Neil L. Langberg, President and Principal Executive Officer

Date: March 31, 2014

By /s/ Karl C. Grauman
Karl C. Grauman, Treasurer and Principal Financial Officer

Date: March 31, 2014